UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

AB Municipal Income Shares C: MICAX

April 30, 2026

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Fund Information

AB Municipal Income Shares C

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Income Shares C (the “Fund”) for the period of February 2, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHC-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares C	$4	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$484,989,646
# of Portfolio Holdings	187
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$0

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	0.4%
AA	31.3%
A	29.6%
BBB	13.7%
BB	8.0%
A-1+	0.4%
Not Rated	16.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB Municipal Income Shares C: MICAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/MISHC-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MISHC-0153-0426

AB Municipal Income Shares C: MICAX

2

AB Municipal Income Shares N: MISNX

April 30, 2026

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Fund Information

AB Municipal Income Shares N

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Income Shares N (the “Fund”) for the period of February 2, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHN-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares N	$2	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$402,361,116
# of Portfolio Holdings	188
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$0

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	5.6%
AA	25.1%
A	21.4%
BBB	33.5%
BB	3.0%
A-1+	1.7%
Not Rated	9.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB Municipal Income Shares N: MISNX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/MISHN-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MISHN-0153-0426

AB Municipal Income Shares N: MISNX

2

AB Corporate Income Shares: ACISX

April 30, 2026

AB Corporate Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACISX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended April 30, 2026, the Fund outperformed the Bloomberg US Credit Bond Index (the “benchmark”), before sales charges. Security selection in banking, electric utilities, technology and consumer noncyclicals contributed the most to performance. Yield-curve positioning detracted, mainly from overweights to maturities in the 10- to 20-year parts of the yield curve that were partially offset by gains from an overweight to the six-month part of the curve, and an underweight to the two-year part of the curve.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection in banking, electric utilities, technology and consumer noncyclicals contributed the most to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning in the 10- to 20-year part of the yield curve detracted the most from performance.

AB Corporate Income Shares: ACISX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	AB Corporate Income Shares	Bloomberg US Credit Bond Index
04/16	$10,000	$10,000
04/17	$10,308	$10,274
04/18	$10,359	$10,340
04/19	$11,088	$11,000
04/20	$12,047	$12,030
04/21	$12,967	$12,542
04/22	$11,656	$11,271
04/23	$11,708	$11,352
04/24	$11,982	$11,438
04/25	$12,976	$12,309
04/26	$13,759	$12,955

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
AB Corporate Income Shares	6.03%	1.14%	3.24%
Bloomberg US Credit Bond Index	5.25%	0.65%	2.62%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACISX-A for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$153,228,504
# of Portfolio Holdings	260
Portfolio Turnover Rate	189%
Total Advisory Fees Paid (Net)	$0

AB Corporate Income Shares: ACISX

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Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	96.5%
Governments - Sovereign Bonds	0.7%
Corporates - Non-Investment Grade	0.6%
Quasi-Sovereigns	0.3%
Other assets less liabilities	1.9%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACISX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CIS-0153-0426

AB Corporate Income Shares: ACISX

3

AB Impact Municipal Income Shares: ABIMX

April 30, 2026

AB Impact Municipal Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIMX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Overall, security selection within prepay energy and local general obligation added to performance, relative to the benchmark. Other contributors to performance included an overweight to senior living and multifamily housing. Consumer Price Index (“CPI”) swaps also contributed to performance.

The Fund used interest-rate swaps and CPI swaps for hedging purposes, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  Overall yield-curve positioning contributed to performance.

Top detractors from performance:

  Security selection detracted from performance.

AB Impact Municipal Income Shares: ABIMX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	AB Impact Municipal Income Shares	Bloomberg Municipal Bond Index
09/17	$10,000	$10,000
04/18	$9,956	$9,866
04/19	$10,709	$10,473
04/20	$10,752	$10,700
04/21	$12,158	$11,528
04/22	$11,154	$10,619
04/23	$11,316	$10,925
04/24	$11,734	$11,152
04/25	$12,127	$11,338
04/26	$12,925	$12,057

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since Inception 9/12/17
AB Impact Municipal Income Shares	6.58%	1.19%	3.02%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.19%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIMX-A for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$611,210,769
# of Portfolio Holdings	251
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net)	$0

AB Impact Municipal Income Shares: ABIMX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	0.5%
AA	26.3%
A	14.9%
BBB	38.0%
BB	7.2%
B	1.5%
Not Rated	11.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIMX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IMISH-0153-0426

AB Impact Municipal Income Shares: ABIMX

3

AB Municipal Income Shares: MISHX

April 30, 2026

AB Municipal Income Shares

SCAN ME

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/MISHX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$19	0.18%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Overweights to lower-rated, noninvestment-grade bonds contributed to the Fund, relative to the benchmark, which is fully composed of investment-grade bonds. Security selection within multifamily housing and senior living contributed, while industry Industrial Development Revenue and not-for-profit health care detracted. Consumer Price Index (“CPI”) swaps, as well as an overweight to taxable municipals, contributed to overall performance.

The Fund used derivatives in the form of interest-rate swaps and CPI swaps for hedging purposes, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  Sector and credit attribution contributed to performance.

Top detractors from performance:

  Security selection detracted from performance.

AB Municipal Income Shares: MISHX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	AB Municipal Income Shares	Bloomberg Municipal Bond Index
04/16	$10,000	$10,000
04/17	$10,087	$10,014
04/18	$10,546	$10,170
04/19	$11,340	$10,797
04/20	$10,860	$11,030
04/21	$13,213	$11,884
04/22	$12,218	$10,947
04/23	$12,453	$11,262
04/24	$12,802	$11,497
04/25	$13,492	$11,688
04/26	$14,354	$12,429

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
AB Municipal Income Shares	6.39%	1.61%	3.68%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.20%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/MISHX-A for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$17,410,997,697
# of Portfolio Holdings	2,278
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$0

AB Municipal Income Shares: MISHX

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Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	1.9%
AA	18.9%
A	21.1%
BBB	19.6%
BB	8.6%
B	0.7%
CCC	0.2%
A-1+	0.5%
Not Rated	28.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/MISHX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MIS-0153-0426

AB Municipal Income Shares: MISHX

3

AB Taxable Multi-Sector Income Shares: CSHTX

April 30, 2026

AB Taxable Multi-Sector Income Shares

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US Aggregate ex-Government Bond Index (the “benchmark”). Industry selection detracted, mainly due to a lack of exposure to mortgage-backed securities (“MBS”), both conventional 30-year and Ginnie Mae 30-year MBS. Security selection detracted, particularly auto asset-backed securities, which was partially offset by gains from selections in US municipal bonds. Yield-curve positioning contributed, mostly from an underweight to the six-month part of the curve and an overweight to the five-year part of the curve that were partially offset by losses from an underweight to the two-year part of the curve.

Performance Highlights

Top contributors to performance:

  Yield-curve positioning contributed in the six-month and five-year parts of the curve and security selection decisions.

Top detractors from performance:

  Lack of exposure to MBS, both conventional 30-year and Ginnie Mae 30-year MBS.

AB Taxable Multi-Sector Income Shares: CSHTX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	AB Taxable Multi-Sector Income Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate ex Government Bond Index
04/16	$10,000	$10,000	$10,000
04/17	$10,149	$10,083	$10,172
04/18	$10,214	$10,051	$10,186
04/19	$10,623	$10,582	$10,762
04/20	$10,987	$11,730	$11,679
04/21	$11,307	$11,698	$11,945
04/22	$10,982	$10,703	$10,831
04/23	$11,226	$10,657	$10,821
04/24	$11,721	$10,500	$10,760
04/25	$12,524	$11,343	$11,652
04/26	$13,070	$11,803	$12,277

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	4.36%	2.92%	2.71%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Aggregate ex Government Bond Index	5.36%	0.55%	2.07%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CSHTX-A for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$490,938,088
# of Portfolio Holdings	291
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$0

AB Taxable Multi-Sector Income Shares: CSHTX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	70.5%
Local Governments - US Municipal Bonds	9.2%
Collateralized Mortgage Obligations	3.3%
Commercial Mortgage-Backed Securities	1.7%
Asset-Backed Securities	1.7%
Corporates - Non-Investment Grade	0.7%
Short-Term Investments	12.4%
Other assets less liabilities	0.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CSHTX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TMSIS-0153-0426

AB Taxable Multi-Sector Income Shares: CSHTX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Corporate Income Shares	2025	$34,164	$—	$17,471
	2026	$34,164	$—	$16,320
AB Taxable Multi-Sector Income Shares	2025	$37,843	$—	$19,344
	2026	$37,843	$—	$17,748
AB Municipal Income Shares	2025	$70,000	$—	$19,856
	2026	$70,000	$—	$18,925
AB Impact Municipal Income Shares	2025	$31,218	$—	$19,856
	2026	$31,218	$—	$18,925
AB Municipal Income Shares C	2026	$26,250	$—	$7,200
AB Municipal Income Shares N	2026	$23,250	$—	$7,200

*	The Fund’s Adviser absorbs all ordinary Fund expenses, including the Fund’s audit fees, audit-related fees and tax fees.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Corporate Income Shares	2025	$2,003,077	$17,471
			$—
			$(17,471)
	2026	$1,393,295	$16,320
			$—
			$(16,320)
AB Taxable Multi-Sector Income Shares	2025	$2,004,950	$19,344
			$—
			$(19,344)
	2026	$1,394,723	$17,748
			$—
			$(17,748)
AB Municipal Income Shares	2025	$2,005,462	$19,856
			$—
			$(19,856)
	2026	$1,395,900	$18,925
			$—
			$(18,925)
AB Impact Municipal Income Shares	2025	$2,005,462	$19,856
			$—
			$(19,856)
	2026	$1,395,900	$18,925
			$—
			$(18,925)
AB Municipal Income Shares C	2026	$702,012	$7,200
			$—
			$(7,200)
AB Municipal Income Shares N	2026	$702,012	$7,200
			$—
			$(7,200)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORPORATE SHARES

+	AB CORPORATE INCOME SHARES
+	AB IMPACT MUNICIPAL INCOME SHARES
+	AB MUNICIPAL INCOME SHARES
+	AB MUNICIPAL INCOME SHARES C
+	AB MUNICIPAL INCOME SHARES N
+	AB TAXABLE MULTI-SECTOR INCOME SHARES

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB CORPORATE INCOME SHARES

April 30, 2026

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.5%
Industrial – 55.8%
Basic – 2.9%
Georgia-Pacific LLC 4.40%, 05/15/2029(a)	$309	$308,576
Glencore Funding LLC 5.186%, 04/01/2030(a)	188	190,892
6.375%, 10/06/2030(a)	1,009	1,070,014
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034	1,131	1,167,045
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	830	891,005
SNF Group SACA 3.375%, 03/15/2030(a)	230	214,700
5.626%, 03/31/2031(a)	638	646,026

		4,488,258

Capital Goods – 7.8%
Boeing Co. (The) 5.04%, 05/01/2027	751	755,288
6.259%, 05/01/2027	842	856,567
GE Capital Funding LLC 4.55%, 05/15/2032	945	940,511
General Electric Co. Series G 6.875%, 01/10/2039	607	699,082
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)	1,026	1,018,315
4.00%, 03/16/2029(a)	501	495,534
4.60%, 03/16/2033(a)	168	165,934
John Deere Capital Corp. Series I 4.125%, 01/18/2029	311	310,390
Northrop Grumman Corp. 3.25%, 01/15/2028	1,116	1,097,073
4.60%, 02/01/2029	230	231,580
Parker-Hannifin Corp. 3.25%, 06/14/2029	520	502,684
4.50%, 09/15/2029	1,016	1,020,623
Republic Services, Inc. 3.95%, 05/15/2028	1,076	1,070,147
4.875%, 04/01/2029	725	735,657
RTX Corp. 4.125%, 11/16/2028	182	181,279
4.45%, 11/16/2038	839	772,937
5.15%, 02/27/2033	846	862,616
5.75%, 01/15/2029	258	267,205

		11,983,422

ABFunds.com	AB Corporate Shares 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Media – 4.0%
Beignet Investor LLC 6.581%, 05/30/2049(a)	$449	$464,603
Meta Platforms, Inc. 4.65%, 08/15/2062	1,398	1,058,286
5.55%, 08/15/2064	1,206	1,064,223
5.75%, 05/15/2063	72	66,038
5.75%, 11/15/2065	48	43,607
6.45%, 05/15/2066	772	770,344
Paramount Global 5.90%, 10/15/2040	310	242,410
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	722	817,701
Time Warner Cable LLC 4.50%, 09/15/2042	1,022	768,912
5.50%, 09/01/2041	326	280,918
6.55%, 05/01/2037	360	361,879
6.75%, 06/15/2039	170	168,434

		6,107,355

Communications - Telecommunications – 0.3%
AT&T, Inc. 6.55%, 01/15/2028	100	102,791
HUT 8 DC LLC 6.192%, 11/15/2042(a)	334	337,333

		440,124

Consumer Cyclical - Automotive – 5.3%
American Honda Finance Corp. Series A 4.55%, 04/10/2028	527	527,374
Series G 4.50%, 09/04/2030	644	635,177
4.90%, 07/09/2027	386	388,031
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,323,951
Ford Motor Credit Co. LLC 5.869%, 10/31/2035(b)	555	540,936
5.918%, 03/20/2028	254	257,498
6.05%, 03/05/2031	293	297,961
6.532%, 03/19/2032	358	370,487
General Motors Co. 4.20%, 10/01/2027	435	433,190
General Motors Financial Co., Inc. 2.40%, 04/10/2028	84	80,755
5.00%, 07/15/2027	451	453,819
5.35%, 07/15/2027	250	252,480
5.40%, 05/08/2027	1,113	1,124,575
5.45%, 01/08/2036	121	120,134

2 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hyundai Capital America 5.40%, 06/24/2031(a)	$660	$672,797
Toyota Motor Credit Corp. Series B 4.05%, 03/13/2029	587	583,026

		8,062,191

Consumer Cyclical - Entertainment – 0.2%
Hasbro, Inc. 4.65%, 03/12/2031	130	128,959
Polaris, Inc. 5.60%, 03/01/2031	198	197,626

		326,585

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.875%, 06/04/2031(a)	311	308,817

Consumer Cyclical - Restaurants – 0.6%
McDonald’s Corp. 2.125%, 03/01/2030	50	46,056
Starbucks Corp. 4.50%, 05/15/2028	834	836,644

		882,700

Consumer Cyclical - Retailers – 0.9%
Ralph Lauren Corp. 2.95%, 06/15/2030	1,178	1,109,440
Ross Stores, Inc. 4.80%, 04/15/2030	115	115,873
Walmart, Inc. 4.50%, 04/15/2053	100	86,411

		1,311,724

Consumer Non-Cyclical – 9.8%
Altria Group, Inc. 2.45%, 02/04/2032	1,726	1,519,605
4.875%, 02/04/2028	312	314,527
5.80%, 02/14/2039	79	79,608
Anheuser-Busch InBev Worldwide, Inc. 8.20%, 01/15/2039	1,009	1,271,804
Archer-Daniels-Midland Co. 2.90%, 03/01/2032	1,473	1,344,849
3.25%, 03/27/2030	121	115,914
Becton Dickinson & Co. 3.70%, 06/06/2027	717	711,981
4.693%, 02/13/2028	1,107	1,111,052
Clorox Co. (The) 3.10%, 10/01/2027	519	510,411

ABFunds.com	AB Corporate Shares 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Eli Lilly & Co. 4.20%, 08/14/2029	$303	$302,642
5.10%, 02/09/2064	845	755,354
General Mills, Inc. 4.20%, 04/17/2028	538	535,175
HCA, Inc. 5.00%, 03/01/2028	785	791,704
5.00%, 05/15/2033	622	617,646
5.20%, 06/01/2028	283	286,860
IQVIA, Inc. 5.70%, 05/15/2028	383	390,093
Kellanova 2.10%, 06/01/2030	588	535,680
Merck & Co., Inc. 5.70%, 12/04/2065	355	343,171
Novartis Capital Corp. 4.10%, 03/16/2029	804	801,668
Philip Morris International, Inc. 5.125%, 02/13/2031	368	376,515
5.25%, 02/13/2034	875	891,144
5.375%, 02/15/2033	777	798,632
6.375%, 05/16/2038	276	301,478
Sysco Corp. 4.40%, 07/25/2031	315	307,834

		15,015,347

Energy – 12.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031	298	294,409
Colonial Enterprises, Inc. 3.25%, 05/15/2030(a)	1,304	1,222,487
ConocoPhillips Co. 5.30%, 05/15/2053	866	799,690
5.65%, 01/15/2065	720	687,557
Continental Resources, Inc./OK 4.375%, 01/15/2028	673	669,729
4.90%, 06/01/2044	624	499,481
Enterprise Products Operating LLC 5.70%, 02/15/2042	1,075	1,081,568
EOG Resources, Inc. 4.95%, 04/15/2050	1,326	1,174,571
5.65%, 12/01/2054	367	355,972
EQT Corp. 3.90%, 10/01/2027	440	435,415
5.70%, 04/01/2028	998	1,017,241
7.50%, 06/01/2030	101	109,666

4 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hess Corp. 7.125%, 03/15/2033	$764	$867,407
ONEOK Partners LP 6.65%, 10/01/2036	645	699,006
ONEOK, Inc. 4.00%, 07/13/2027	191	189,927
4.25%, 09/24/2027	314	313,108
5.625%, 01/15/2028(a)	1,092	1,105,169
Pioneer Natural Resources Co. 1.90%, 08/15/2030	627	566,350
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)	1,139	1,130,515
Schlumberger Investment SA 4.55%, 05/07/2031	10	9,983
Targa Resources Corp. 5.20%, 07/01/2027	539	542,962
5.55%, 08/15/2035	545	551,660
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	784	736,505
TotalEnergies Capital SA 5.425%, 09/10/2064	985	916,631
5.638%, 04/05/2064	1,128	1,084,820
Var Energi ASA 8.00%, 11/15/2032(a)	978	1,115,478
Williams Cos., Inc. (The) 5.65%, 03/15/2033	1,050	1,086,645
Woodside Finance Ltd. 5.40%, 05/19/2030	123	125,552
6.00%, 05/19/2035	319	331,964

		19,721,468

Services – 2.7%
Amazon.com, Inc. 5.55%, 11/20/2065	888	826,746
6.05%, 03/13/2076	711	699,418
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,127,691
5.50%, 04/15/2036	784	768,633
Global Payments, Inc. 4.55%, 03/15/2028	349	347,653
S&P Global, Inc. 4.25%, 05/01/2029	450	447,777

		4,217,918

Technology – 6.0%
Alphabet, Inc. 5.30%, 05/15/2065	1,183	1,076,956
5.70%, 11/15/2075	200	191,566

ABFunds.com	AB Corporate Shares 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Analog Devices, Inc. 1.70%, 10/01/2028	$631	$595,071
Broadcom, Inc. 4.20%, 10/15/2030	494	488,156
4.55%, 02/15/2032	613	608,384
Fidelity National Information Services, Inc. 4.45%, 03/10/2028	179	178,497
International Business Machines Corp. 4.00%, 02/03/2029	604	597,380
Jabil, Inc. 3.95%, 01/12/2028	533	528,065
4.25%, 05/15/2027	1,188	1,187,097
Oracle Corp. 3.25%, 11/15/2027	48	46,959
4.375%, 05/15/2055	83	54,470
5.95%, 09/26/2055	70	58,649
6.10%, 09/26/2065	639	526,127
6.125%, 08/03/2065	955	791,580
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)	621	621,789
Salesforce, Inc. 4.90%, 09/15/2031	417	415,791
5.20%, 03/15/2033	417	416,324
6.70%, 03/15/2066	835	838,390

		9,221,251

Transportation - Airlines – 1.1%
Delta Air Lines, Inc. 5.25%, 07/10/2030	1,004	1,011,932
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	677	677,234

		1,689,166

Transportation - Services – 1.1%
ENA Master Trust 4.00%, 05/19/2048(a)	370	299,423
ERAC USA Finance LLC 4.50%, 10/30/2029(a)	471	469,907
4.60%, 05/01/2028(a)	997	1,002,015

		1,771,345

		85,547,671

Financial Institutions – 29.0%
Banking – 21.3%
Ally Financial, Inc. 5.543%, 01/17/2031	729	736,283
6.992%, 06/13/2029	126	131,045
8.00%, 11/01/2031	849	943,969

6 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 4.968%, 05/08/2031	$400	$400,113
7.883%, 11/15/2034	200	227,132
Banco Santander SA 5.538%, 03/14/2030	400	409,012
5.565%, 01/17/2030	600	615,384
6.921%, 08/08/2033	1,000	1,082,870
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	327	335,355
Barclays PLC 4.837%, 09/10/2028	237	237,825
6.224%, 05/09/2034	2,188	2,307,705
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)	330	329,175
CaixaBank SA 4.818%, 04/22/2032(a)	470	467,081
Citigroup, Inc. 3.52%, 10/27/2028	553	545,363
4.643%, 05/07/2028	1,194	1,196,304
4.658%, 05/24/2028	1,001	1,003,503
6.174%, 05/25/2034	516	537,110
Citizens Bank NA/Providence RI 4.575%, 08/09/2028	1,013	1,014,195
Danske Bank A/S 4.613%, 10/02/2030(a)	1,017	1,012,352
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	1,268	1,177,807
7.079%, 02/10/2034	683	734,457
HSBC Holdings PLC 4.619%, 11/06/2031	504	499,217
5.24%, 05/13/2031	837	849,178
5.733%, 05/17/2032	1,092	1,131,247
7.399%, 11/13/2034	734	814,564
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)	585	497,595
7.778%, 06/20/2054(a)	935	1,082,525
JPMorgan Chase & Co. 4.323%, 04/26/2028	516	515,824
4.622%, 04/23/2032	549	546,343
Lloyds Banking Group PLC 3.574%, 11/07/2028	550	543,054
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030	348	347,099
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030	221	221,082

ABFunds.com	AB Corporate Shares 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Morgan Stanley 4.238%, 01/09/2030	$398	$393,881
4.555%, 04/10/2030	312	310,936
4.994%, 04/12/2029	669	674,566
Morgan Stanley Bank NA 4.968%, 07/14/2028	1,070	1,076,035
5.504%, 05/26/2028	1,123	1,135,476
Morgan Stanley Private Bank NA 4.213%, 02/08/2030	484	478,705
Societe Generale SA 5.439%, 10/03/2036(a)	673	661,727
7.367%, 01/10/2053(a)	583	617,846
Svenska Handelsbanken AB 4.375%, 03/01/2027(a)(c)	400	396,224
Synchrony Bank 5.625%, 08/23/2027	339	342,160
Synchrony Financial 3.95%, 12/01/2027	376	371,849
Toronto-Dominion Bank (The) 4.361%, 04/23/2029	313	312,077
5.146%, 09/10/2034	381	382,958
UBS Group AG 2.746%, 02/11/2033(a)	854	757,746
6.625%, 01/08/2031(a)(c)	240	241,589
7.125%, 08/10/2034(a)(c)	365	373,223
9.25%, 11/13/2028(a)(c)	273	294,952
UniCredit SpA 5.459%, 06/30/2035(a)	1,206	1,207,278
7.296%, 04/02/2034(a)	200	210,844

		32,731,840

Brokerage – 0.4%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)	595	594,227

Financial Services – 0.1%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	126	124,537

Insurance – 3.0%
Allianz SE 6.50%, 10/30/2034(a)(c)	400	400,016
Allstate Corp. (The) Series B 6.852% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(d)	712	711,195

8 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Athene Global Funding 2.673%, 06/07/2031(a)	$175	$153,155
4.721%, 10/08/2029(a)	708	698,137
5.033%, 07/17/2030(a)	164	162,498
5.38%, 01/07/2030(a)	321	322,753
Cigna Group (The) 7.875%, 05/15/2027	53	54,844
Hartford Insurance Group, Inc. (The) Series ICON 6.039% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(d)	741	713,138
MetLife, Inc. Series D 5.875%, 03/15/2028(c)	170	170,116
New York Life Global Funding 4.05%, 02/02/2029(a)	340	337,528
Principal Life Global Funding II 4.45%, 01/13/2031(a)	882	870,243

		4,593,623

REITs – 4.2%
American Homes 4 Rent LP 4.95%, 06/15/2030	1,098	1,104,061
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033	431	424,389
5.30%, 01/15/2029	552	555,847
5.625%, 03/01/2036	199	195,219
Highwoods Realty LP 5.35%, 01/15/2033	164	162,278
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030	1,128	1,065,565
Ventas Realty LP 4.00%, 03/01/2028	1,027	1,018,034
Welltower OP LLC 2.05%, 01/15/2029	899	845,698
3.10%, 01/15/2030	1,098	1,046,010

		6,417,101

		44,461,328

Utility – 11.7%
Electric – 11.7%
AEP Transmission Co. LLC 5.15%, 04/01/2034	505	508,242
5.375%, 06/15/2035	333	338,318
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	187	176,135
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	673,651

ABFunds.com	AB Corporate Shares 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	$114	$121,507
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	361	386,941
Commonwealth Edison Co. 5.65%, 06/01/2054	762	739,216
DTE Electric Co. 5.85%, 05/15/2055	604	604,115
Duke Energy Indiana LLC Series DDDD 4.95%, 03/15/2036	337	331,153
Edison International 5.00%, 05/05/2028	72	72,018
5.75%, 06/15/2027	386	388,779
Electricite de France SA 6.25%, 04/22/2066(a)	470	455,689
ENEL Finance International NV 5.75%, 09/30/2055(a)	1,041	974,875
7.75%, 10/14/2052(a)	529	624,051
Entergy Corp. 6.10%, 06/15/2056	544	542,042
Entergy Louisiana LLC 5.65%, 04/15/2056	854	819,490
Entergy Mississippi LLC 5.05%, 04/15/2036	66	64,903
Eversource Energy Series A 6.10%, 08/15/2056	91	90,453
Series B 6.35%, 08/15/2056	75	74,953
FirstEnergy Corp. Series B 3.90%, 07/15/2027(b)	268	266,204
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,461,404
Florida Power & Light Co. 5.60%, 02/15/2066	425	405,845
Oncor Electric Delivery Co. LLC 5.90%, 03/15/2056(a)	378	374,825
PacifiCorp 5.30%, 02/15/2031	303	308,530
5.45%, 02/15/2034	1,127	1,140,197
5.80%, 04/15/2036	239	245,424
7.125%, 08/15/2056	321	321,822
PECO Energy Co. 5.25%, 09/15/2054	372	341,652
Progress Energy, Inc. 7.75%, 03/01/2031	1,012	1,137,974

10 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Public Service Co. of Colorado 5.05%, 06/15/2036	$838	$822,950
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	279,684
San Diego Gas & Electric Co. 5.40%, 04/15/2035	702	713,766
Southern Co. (The) 5.113%, 08/01/2027(b)	1,140	1,149,188
Vistra Operations Co. LLC 4.55%, 10/30/2028(a)	403	402,315
4.70%, 01/31/2031(a)	528	519,420

Total Corporates - Investment Grade (cost $148,404,860)		147,886,730

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	489,924

Mexico – 0.3%
Mexico Government International Bond 4.75%, 03/08/2044	120	97,335
7.375%, 05/13/2055	347	369,772

		467,107

Total Governments - Sovereign Bonds (cost $1,031,283)		957,031

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	302	301,172

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 7.00%, 03/10/2055	624	647,444

Total Corporates - Non-Investment Grade (cost $931,521)		948,616

ABFunds.com	AB Corporate Shares 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	$250	$242,621

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	207,254

Total Quasi-Sovereigns (cost $526,107)		449,875

Total Investments – 98.1% (cost $150,893,771)		150,242,252
Other assets less liabilities – 1.9%		2,986,252

Net Assets – 100.0%		$153,228,504

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	8	June 2026	$902,875	$(1,948)
U.S. Long Bond (CBT) Futures	175	June 2026	19,747,656	(692,583)
U.S. T-Note 10 Yr (CBT) Futures	78	June 2026	8,626,313	(206,789)

Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	42	June 2026	8,699,250	8,210
U.S. T-Note 5 Yr (CBT) Futures	78	June 2026	8,411,203	28,535
U.S. Ultra Bond (CBT) Futures	25	June 2026	2,875,782	57,026

				$(807,549)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $32,954,992 or 21.5% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

12 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB IMPACT MUNICIPAL INCOME SHARES

April 30, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 98.7%
Arizona – 3.7%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	$5,195	$4,264,000
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	6,480	5,072,164
Series 2021-B 4.00%, 07/01/2051	1,250	1,025,987
4.00%, 07/01/2061	2,435	1,905,975
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,710,047
Series 2021 4.00%, 02/01/2038	1,400	1,384,361
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	502,085
5.00%, 07/01/2050(a)	1,175	1,090,381
5.00%, 07/01/2054(a)	640	580,781
Series 2021 4.00%, 07/01/2051(a)	1,625	1,266,746
4.00%, 07/01/2061(a)	5,210	3,850,742

		22,653,269

California – 24.4%
California Community Choice Financing Authority (National Bank of Canada) Series 2023 5.50%, 10/01/2054	5,385	5,878,864
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	10,000	10,803,910
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	10,000	10,454,330
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	15,830	17,056,147

ABFunds.com	AB Corporate Shares 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039	$1,000	$1,070,648
Series 2025 5.00%, 12/01/2035	2,000	2,228,829
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	3,000	3,015,999
5.00%, 08/01/2055	1,600	1,602,284
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,172,365
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,038,597
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,759,962
4.00%, 05/01/2051	5,000	4,595,670
4.00%, 05/01/2055	5,000	4,512,052
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	740,896
5.00%, 12/01/2046(a)	8,985	9,080,235
5.00%, 12/01/2054(a)	1,990	1,960,597
Series 2025 5.125%, 12/01/2040	1,000	1,062,802
5.50%, 12/01/2045	1,045	1,103,137
5.75%, 12/01/2055	1,500	1,563,814
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.25%, 09/01/2055	4,475	4,520,724
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,795,802
5.00%, 11/01/2049(a)	6,075	5,735,890
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	2,960	2,770,291
4.00%, 09/01/2051	2,745	2,494,172

14 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2046	$2,090	$1,961,448
4.00%, 07/01/2051	1,945	1,765,383
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	600,496
5.00%, 06/01/2054(a)	250	224,033
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(b)(c)(d)(e)(f)	1,365	730,929
5.00%, 06/01/2051(b)(c)(d)(e)(f)	2,500	1,330,208
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	1,000	996,038
5.00%, 06/01/2048(a)	1,085	988,537
5.00%, 06/01/2056(a)	1,000	869,820
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,469,713
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	806,642
4.00%, 06/01/2051(a)	1,000	729,998
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,038,623
Series 2022 5.375%, 08/01/2042(a)	2,300	2,395,229
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(a)	3,000	2,999,935
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047	2,000	2,052,071
Series 2024-D 5.00%, 07/01/2043	1,000	1,069,336
Series 2025-A 5.00%, 07/01/2050	2,500	2,574,651

ABFunds.com	AB Corporate Shares 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	$1,185	$1,218,227
Series 2025-B 5.00%, 07/01/2034	1,200	1,350,801
5.00%, 07/01/2035	1,250	1,413,985
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	2,000	2,202,906
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024 5.00%, 07/01/2042	3,000	3,227,943
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	3,000	3,069,950
5.25%, 07/01/2050	1,000	1,053,625

		149,158,544

Colorado – 0.3%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	2,000	2,127,979

Connecticut – 0.6%
City of Bridgeport CT (City of Bridgeport CT) BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,038,698
5.00%, 07/15/2038	620	641,581
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,570,899
Series 2021-A 4.00%, 08/01/2040	325	323,313

		3,574,491

District of Columbia – 3.7%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,744,148
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	2,425	2,452,564

16 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	$4,275	$4,047,813
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	620	631,994
5.50%, 02/28/2034	1,000	1,125,728
5.50%, 02/28/2035	4,025	4,557,713
5.50%, 02/29/2036	1,625	1,853,515
5.50%, 08/31/2036	1,800	2,066,040
5.50%, 02/28/2037	3,100	3,556,819

		22,036,334

Florida – 2.2%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	1,000	1,041,477
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	2,120	2,131,818
5.25%, 12/01/2055	4,150	4,139,313
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	789,080
5.00%, 06/01/2050	3,735	3,249,104
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	2,000	1,936,454

		13,287,246

Georgia – 0.8%
Atlanta Development Authority (The) (PRG – CAU Properties LLC) Series 2025 6.00%, 07/01/2050(a)	3,000	3,094,952
6.00%, 07/01/2055(a)	1,500	1,534,691

		4,629,643

Illinois – 6.8%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	2,390	2,319,982
Series 2023-A 5.875%, 12/01/2047	1,000	1,007,446

ABFunds.com	AB Corporate Shares 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 6.00%, 12/01/2037	$2,450	$2,700,893
6.00%, 12/01/2038	2,150	2,356,233
6.00%, 12/01/2039	2,000	2,180,059
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	3,545	3,636,520
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	10,000	10,229,702
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2040	615	580,539
4.00%, 10/01/2050	1,505	1,281,372
4.00%, 10/01/2055	7,190	5,972,450
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,438,868
4.00%, 11/01/2051	3,680	3,102,843
4.00%, 11/01/2056	3,850	3,171,240

		40,978,147

Indiana – 0.3%
Muncie Sanitary District (Muncie Sanitary District) AG Series 2021-A 5.00%, 01/01/2029	685	724,932
5.00%, 07/01/2029	600	640,966
5.00%, 07/01/2030	420	456,364

		1,822,262

Louisiana – 1.2%
Louisiana Public Facilities Authority (Loyola University New Orleans) Series 2023 5.25%, 10/01/2048	1,000	1,000,698
5.25%, 10/01/2053	5,000	4,923,356
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	1,530	1,526,311

		7,450,365

18 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland – 6.1%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	$1,200	$999,703
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,469,345
Series 2022 5.00%, 07/01/2033	1,895	2,025,439
5.00%, 07/01/2034	1,840	1,957,469
5.75%, 07/01/2053	2,280	2,388,779
6.00%, 07/01/2058	1,250	1,322,757
AG Series 2026 5.00%, 07/01/2046	1,510	1,582,347
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,190	2,205,317
5.25%, 06/30/2052	9,160	9,168,088
5.25%, 06/30/2055	10,345	10,295,468
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Obligated Group) Series 2025 5.25%, 07/01/2045	650	681,300
5.25%, 07/01/2051	1,000	1,033,221
5.50%, 07/01/2056	1,000	1,048,082

		37,177,315

Massachusetts – 2.5%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	2,000	2,114,125
Series 2025-B 5.00%, 07/01/2045	1,000	1,090,456
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 4.375%, 07/01/2052	5,500	4,805,255
5.25%, 07/01/2052	3,720	3,741,724
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2038	1,400	1,570,674
5.50%, 10/01/2039	1,500	1,673,109

ABFunds.com	AB Corporate Shares 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	$825	$830,014

		15,825,357

Michigan – 5.7%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	923,303
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2032	770	793,169
5.00%, 04/01/2034	1,255	1,290,862
5.00%, 04/01/2035	1,500	1,540,379
5.00%, 04/01/2036	1,200	1,230,318
5.00%, 04/01/2037	1,100	1,126,154
Series 2023-A 5.25%, 05/01/2028	300	311,460
5.25%, 05/01/2030	700	753,143
5.25%, 05/01/2031	600	654,614
5.25%, 05/01/2032	600	661,100
5.25%, 05/01/2033	800	889,594
6.00%, 05/01/2039	2,500	2,830,293
Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AG Series 2018 5.00%, 04/01/2043	1,515	1,547,962
Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	80	79,923
Series 2013-A 5.25%, 07/01/2039	2,500	2,499,809
Series 2020 4.00%, 07/01/2035	1,000	983,583
4.00%, 07/01/2038	1,700	1,623,542
4.00%, 07/01/2041	3,960	3,660,704
5.00%, 07/01/2031	2,405	2,496,078
Flint Public Library (Flint Public Library) AG Series 2020 3.00%, 05/01/2029	1,085	1,080,175
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2022-A 5.25%, 07/01/2039	1,925	2,112,223
5.25%, 07/01/2040	735	801,734

20 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2031	$1,700	$1,873,973
5.00%, 07/01/2032	935	1,040,918
5.00%, 07/01/2033	1,250	1,401,538
5.00%, 07/01/2037	1,020	1,131,074

		35,337,625

Minnesota – 1.9%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,193,061
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	2,245	2,254,900
7.25%, 05/01/2030	1,000	999,913
7.50%, 11/01/2043	160	160,522
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(a)	2,500	2,525,915
8.00%, 02/01/2043(a)	400	395,059
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	882,225
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	2,000	2,088,568

		11,500,163

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	200,905

New Hampshire – 1.7%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,994	2,052,418
Series 2025-1, Class A2 5.15%, 06/20/2041	1,994	2,048,499

ABFunds.com	AB Corporate Shares 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (National Finance Authority Municipal Certificates Series 2026-1) Series 2026-1, Class A2 4.25%, 07/20/2041	$2,000	$1,862,289
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	3,500	3,419,404
Series 2026-1, Class B 9.465%, 07/20/2041(a)	1,000	1,511,457

		10,894,067

New Jersey – 3.8%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	3,200	2,996,181
4.00%, 07/15/2050(a)	3,260	2,705,856
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	2,000	1,863,516
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,159,262
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,775	1,824,685
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	660,411
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	1,022,036
Series 2020 5.00%, 11/01/2044	7,925	8,158,463
Series 2023 5.185%, 03/01/2030	1,500	1,534,004
5.198%, 03/01/2031	1,500	1,535,982

		23,460,396

New York – 13.9%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(g)	3,380	2,583,523

22 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	$200	$196,991
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	1,890	1,737,981
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	658,841
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	4,625	4,496,456
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	856,587
5.00%, 06/15/2042	2,800	2,610,314
5.00%, 06/15/2052	1,520	1,288,603
5.00%, 06/15/2057	1,300	1,077,793
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,027,489
5.25%, 07/01/2057	1,625	1,642,633
5.25%, 07/01/2062	2,000	2,016,431
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(c)	500	499,701
5.00%, 06/01/2052(c)	3,260	2,899,034
Series 2017-A 5.00%, 06/01/2047(c)	1,725	1,606,110
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.50%, 06/15/2065	5,380	5,399,665
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	2,000	1,906,097
5.375%, 10/15/2061(a)	3,000	2,820,721
Series 2026 5.25%, 06/01/2046(a)	1,250	1,234,923

ABFunds.com	AB Corporate Shares 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of New York NY (City of New York NY) Series 2025 5.392%, 10/01/2055	$5,000	$4,693,720
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	6,049,476
5.25%, 11/15/2055	10,000	10,151,199
Series 2020-E 5.00%, 11/15/2032	3,250	3,546,354
Series 2024-B 5.00%, 11/15/2043	2,000	2,130,211
Series 2025 5.00%, 11/15/2035	1,395	1,596,613
5.00%, 11/15/2042	3,800	4,109,256
5.00%, 11/15/2044	2,500	2,646,669
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,909,245
5.00%, 06/01/2059(a)	1,000	952,981
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	4,000	4,162,254
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	2,000	2,008,830
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,994,704
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,203,428

		84,714,833

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	1,963,419
5.00%, 04/01/2044	2,500	2,546,725

		4,510,144

24 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio – 3.9%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	$2,150	$2,202,808
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,156,716
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	4,865	4,826,283
5.50%, 02/15/2057	2,365	2,365,088
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,499,854
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,082,073
5.25%, 01/01/2052	1,000	994,381
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	6,000	6,305,689
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	1,000	1,050,668

		23,483,560

Oklahoma – 1.3%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,145,038
5.50%, 08/15/2057	1,000	986,288
Series 2022-A 5.50%, 08/15/2041	5,000	5,124,381

		8,255,707

Other – 0.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.157%, 01/20/2041	4,995	4,603,638

ABFunds.com	AB Corporate Shares 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 4.5%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045	$1,000	$1,041,124
Series 2022-C 5.50%, 06/01/2047	5,780	6,172,363
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	5,290	5,296,034
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	894,105
5.00%, 07/01/2034	2,130	2,146,762
Philadelphia Authority for Industrial Development (City of Philadelphia PA) AG Series 2017 5.00%, 12/01/2035	200	203,537
Series 2018 5.00%, 05/01/2036	1,620	1,681,066
5.00%, 05/01/2037	1,390	1,440,233
5.00%, 05/01/2038	1,000	1,034,937
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,089,887
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2039	1,850	2,009,236
5.00%, 11/01/2041	1,265	1,364,018
5.00%, 11/01/2043	750	799,887
School District of the City of Erie (The) (School District of the City of Erie) AG Series 2019-A 5.00%, 04/01/2031	930	978,691

		27,151,880

Texas – 1.9%
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	2,000	1,981,266
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043	2,250	2,165,026

26 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Brownsville TX (City of Brownsville TX) Series 2025 4.125%, 02/15/2044	$3,295	$3,156,561
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2025 5.00%, 03/01/2045	2,000	2,131,722
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2029	1,000	1,050,154
El Paso County Hospital District (El Paso County Hospital District) BAM Series 2024 5.00%, 02/15/2044	1,000	1,047,561

		11,532,290

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2025 5.50%, 06/01/2050	1,000	1,055,207

Wisconsin – 5.9%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,420,479
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,505	4,190,876
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(b)(c)(e)	1,000	791,491
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	911,230
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.75%, 12/01/2054(a)	7,000	7,053,923
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	955	977,415
5.00%, 06/01/2039	2,050	2,070,584
5.00%, 06/01/2044	6,315	6,270,201

ABFunds.com	AB Corporate Shares 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	$8,255	$7,093,223
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	3,250	3,182,401

		35,961,823

Total Investments – 98.7% (cost $620,196,111)		603,383,190
Other assets less liabilities – 1.3%		7,827,579

Net Assets – 100.0%		$611,210,769

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	$616,842	$	– 0	–	$616,842
USD	14,400	10/15/2029	2.569%	CPI#	Maturity	178,145		– 0	–	178,145

						$794,987	$	– 0	–	$794,987

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	15,600	01/03/2033	1 Day SOFR	3.347%	Annual	$(416,601)	$	– 0	–	$(416,601)
USD	12,200	01/03/2033	1 Day SOFR	3.724%	Annual	(47,456)		– 0	–	(47,456)
USD	10,200	01/03/2033	1 Day SOFR	3.695%	Annual	(57,743)		– 0	–	(57,743)
USD	11,100	03/25/2033	1 Day SOFR	3.774%	Annual	(16,371)		– 0	–	(16,371)
USD	7,000	03/25/2033	1 Day SOFR	3.719%	Annual	(33,759)		– 0	–	(33,759)
USD	9,700	09/25/2035	3.587%	1 Day SOFR	Annual	268,243		– 0	–	268,243
USD	3,800	10/25/2035	3.521%	1 Day SOFR	Annual	125,990		– 0	–	125,990
USD	11,300	02/26/2036	3.659%	1 Day SOFR	Annual	253,592		– 0	–	253,592

						$75,895	$	– 0	–	$75,895

28 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	$63,781	$	– 0	–	$63,781
JPMorgan Chase Bank NA	USD	2,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(15,171)		– 0	–	(15,171)
JPMorgan Chase Bank NA	USD	2,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(29,034)		– 0	–	(29,034)
JPMorgan Chase Bank NA	USD	2,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(35,534)		– 0	–	(35,534)
JPMorgan Chase Bank NA	USD	2,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(39,762)		– 0	–	(39,762)
Morgan Stanley Bank NA	USD	1,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	61,738		– 0	–	61,738
Morgan Stanley Bank NA	USD	1,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	10,903		– 0	–	10,903

							$16,921	$	– 0	–	$16,921

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $97,161,560 or 15.9% of net assets.

(b)	Non-income producing security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.29% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$505,101	$499,701	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	3,209,130	2,899,034	0.48%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/07/2017 - 12/20/2023	1,713,985	1,606,110	0.26%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,301	730,929	0.12%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017 - 04/20/2023	2,346,615	1,330,208	0.22%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	1,000,000	791,491	0.13%

ABFunds.com	AB Corporate Shares 29

PORTFOLIO OF INVESTMENTS (continued)

(d)	Fair valued by the Adviser.

(e)	Defaulted.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

As of April 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

30 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB MUNICIPAL INCOME SHARES

April 30, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 104.4%
Long-Term Municipal Bonds – 103.5%
Alabama – 8.3%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$2,000	$2,175,434
5.00%, 09/01/2045	5,500	5,928,884
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	8,000	8,299,771
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033(a)	46,425	49,502,861
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	53,960	57,476,514
Series 2026-2 5.00%, 12/01/2055(b)(c)	50,945	54,048,264
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	40,290	43,360,396
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	60,150	63,691,115
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	7,480	7,500,293
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	15,500	16,206,284
Series 2023-2 5.25%, 01/01/2054(b)(c)	46,865	49,819,491
Series 2023-C 5.50%, 10/01/2054	22,390	24,130,630
Series 2023-D 4.302% (SOFR + 1.85%), 06/01/2049(d)	20,500	20,834,980
Series 2025-G 5.00%, 10/01/2035	35,935	37,740,813
Series 2026-2 5.00%, 10/01/2055(b)(c)	45,305	47,425,609

ABFunds.com	AB Corporate Shares 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2026-E 5.00%, 07/01/2033	$31,745	$33,343,224
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 4.602%, 02/01/2053(b)(c)	10,000	10,274,536
Series 2022-C 5.25%, 02/01/2053	47,525	49,792,532
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	61,795	63,676,627
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	17,325	17,456,563
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	31,900	33,816,935
Series 2025-D 5.00%, 12/01/2055	24,850	26,337,906
Series 2026-F 5.00%, 12/01/2035	27,745	29,391,438
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(b)(c)	22,380	24,045,985
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	8,500	8,788,701
5.50%, 10/01/2053	1,110	1,158,684
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	20,830	21,872,317
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.502% (SOFR + 2.05%), 11/01/2053(d)	16,000	16,251,354
5.50%, 11/01/2053(c)	17,645	18,951,665
Series 2023-B 4.652% (SOFR + 2.20%), 04/01/2054(d)	10,000	10,254,331
Series 2024-B 5.25%, 07/01/2054	41,865	44,692,889

32 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056	$1,200	$1,135,018
5.50%, 10/01/2049	4,500	4,588,364
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,003,664
5.00%, 02/01/2041	5,000	5,000,055
Series 2021 4.00%, 02/01/2046	11,640	10,044,402
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2018 5.00%, 02/01/2039	5,000	5,126,838
5.00%, 02/01/2046	23,280	23,507,320
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031	2,235	2,350,555
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	9,980	9,306,401
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	38,405	40,419,757
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	50,275	53,544,288
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	80,315	82,233,998
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	66,545	71,940,076
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	32,725	33,508,041

ABFunds.com	AB Corporate Shares 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	$14,520	$15,016,166
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	74,645	79,773,022
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	15,075,788
Series 2022-2 4.872% (SOFR + 2.42%), 01/01/2053(b)(c)	10,000	10,405,785
Series 2022-A 5.50%, 01/01/2053	7,620	8,100,964
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	25,740	27,717,308
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	10,000	10,613,898
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	28,425	29,976,755
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	10,000	10,514,570

		1,453,150,059

Alaska – 0.0%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	4,250	3,774,475
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	3,000	3,058,917

34 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	$23,575	$2,668,379

		9,501,771

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2032(b)	1,650	1,719,434
5.00%, 09/01/2034(b)	850	887,627
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	8,315	8,779,649

		11,386,710

Arizona – 2.8%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	12,294	12,272,320
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(b)	520	516,831
5.25%, 07/01/2053(b)	1,000	920,558
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045	1,355	1,277,858
Series 2021 4.00%, 11/01/2051(b)	11,325	9,520,378
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(b)	10,000	8,671,731
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(b)	15,135	15,402,540
6.875%, 03/01/2055(b)	19,875	20,586,682

ABFunds.com	AB Corporate Shares 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	$750	$750,408
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	820,789
4.00%, 07/01/2061	7,980	6,246,277
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(f)(g)(h)(i)(j)	1,500	23,550
7.75%, 07/01/2050(f)(g)(h)(i)(j)	33,950	533,015
Series 2021-A 6.00%, 07/01/2051(f)(g)(h)(i)(j)	1,425	22,373
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	790,402
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(b)	2,500	2,500,236
Series 2020-A 4.00%, 07/15/2030(b)	1,185	1,186,134
4.00%, 07/15/2040(b)	4,180	3,929,526
Arizona Industrial Development Authority (Salt River Flats 2 Project) Series 2026 5.41%, 09/01/2043(b)	30,840	30,758,459
7.00%, 03/01/2044(b)	3,650	3,627,520
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	33,000	32,591,820
Series 2024-B 5.68%, 01/01/2043(b)	7,050	6,956,539
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,900	3,947,544
5.00%, 09/01/2052	1,500	1,518,547
Series 2023 4.10%, 12/01/2037	6,000	6,058,048
Series 2024 4.00%, 06/01/2049	40,000	40,391,252

36 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032	$5,000	$4,442,049
2.542%, 07/01/2033	5,000	4,366,200
2.642%, 07/01/2034	6,795	5,837,540
2.742%, 07/01/2035	10,000	8,459,584
2.842%, 07/01/2036	13,000	10,845,913
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	10,500	8,826,378
2.421%, 07/01/2035	10,325	8,525,453
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036	1,000	874,052
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	3,700	3,653,706
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	11,205	11,154,415
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(b)	2,000	2,000,325
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,878,043
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(f)(g)(i)	6,890	5,512,000
5.00%, 07/01/2055(f)(g)(i)	3,700	2,960,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.875%, 11/15/2052(b)	7,000	7,401,845
7.00%, 11/15/2057(b)	2,915	3,094,656

ABFunds.com	AB Corporate Shares 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(b)	$1,000	$1,000,375
5.00%, 02/15/2046(b)	3,500	3,422,737
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(b)	2,875	2,124,930
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2031(a)	16,500	17,721,340
5.00%, 01/01/2032(a)	20,000	21,712,452
5.00%, 01/01/2033(a)	2,035	2,228,166
5.00%, 01/01/2034(a)	2,480	2,741,268
5.00%, 01/01/2035(a)	10,000	11,130,768
5.00%, 01/01/2038(a)	3,750	4,203,818
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(b)	19,500	19,544,277
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	19,510	16,843,945
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2045	1,385	1,389,047
5.25%, 07/01/2050	2,000	1,923,654
5.25%, 07/01/2055	3,155	2,996,958
5.50%, 07/01/2060	2,200	2,152,499
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(b)	8,500	8,674,044
6.625%, 07/01/2059(b)	5,000	5,120,364
6.75%, 07/01/2063(b)	5,880	6,040,628
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(b)	1,650	1,608,711
6.375%, 07/01/2058(b)	4,020	3,924,479

38 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	$10,000	$10,540,931
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	10,945	11,732,854
5.00%, 12/01/2037	2,915	3,089,357
Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(b)	3,000	2,933,298
Sierra Vista Industrial Development Authority (Wake Preparatory Academy) Series 2025 6.50%, 06/15/2055	5,000	5,078,663
6.50%, 06/15/2060	7,000	7,085,635
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(b)	1,065	843,616
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 4.00%, 08/01/2054	2,500	2,202,246

		483,664,556

Arkansas – 0.4%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	21,000	21,112,596
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)	7,185	7,728,626
Series 2024 7.375%, 07/01/2048(b)	34,700	37,600,615
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	5,000	5,060,900

		71,502,737

ABFunds.com	AB Corporate Shares 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California – 14.4%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) NATL Series 1999-1 Zero Coupon, 10/01/2031	$3,000	$2,547,328
Series 2022-A 0.00%, 10/01/2048(k)	17,000	9,958,879
0.00%, 10/01/2049(k)	10,435	6,076,844
0.00%, 10/01/2050(k)	7,345	4,233,216
AG Series 2024 Zero Coupon, 10/01/2049	7,250	2,338,873
Zero Coupon, 10/01/2053	15,000	3,808,556
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	17,900	16,675,393
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	26,000	23,517,403
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(b)	17,000	17,472,991
ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	7,860	6,721,583
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	45,850	47,927,376
Series 2024C 5.00%, 08/01/2055	26,635	27,774,696
Series 2025C 5.00%, 12/01/2055	10,000	10,478,384
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-2 5.00%, 11/01/2055(b)(c)	10,225	10,488,430
5.00%, 01/01/2056(b)(c)	15,940	16,377,639
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	42,245	45,267,773

40 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	$36,920	$39,927,618
Series 2026 5.00%, 02/01/2031	33,000	35,069,575
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	89,825	95,040,015
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	3,800	4,023,685
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	10,000	10,093,593
Series 2023 5.00%, 02/01/2054	48,650	51,379,173
Series 2023-2 4.082%, 07/01/2053(b)(c)	16,800	16,993,529
Series 2024 5.00%, 05/01/2054	37,820	39,998,670
Series 2024-E 5.00%, 02/01/2055	16,180	17,159,267
Series 2025-2 4.122%, 02/01/2054(b)(c)	10,000	10,151,015
Series 2026-2 3.902%, 04/01/2056(b)(c)	48,315	48,012,862
Series 2026-A 5.00%, 04/01/2056(c)	26,315	28,193,154
California Community Choice Financing Authority (New York Life Insurance) Series 2025-2 5.00%, 01/01/2056(b)(c)	18,405	19,884,596
Series 2025G 5.00%, 12/01/2035	25,910	28,170,917
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036(c)	53,610	56,045,663
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(b)(c)	37,835	40,364,905

ABFunds.com	AB Corporate Shares 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036(c)	$19,975	$21,511,357
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055(c)	26,280	28,315,575
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	5,185	5,270,868
5.25%, 05/01/2048	6,750	6,805,937
5.25%, 05/01/2053	5,300	5,328,494
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	23,800	19,783,821
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	39,200	32,274,167
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	17,000	11,640,407
4.00%, 08/01/2046(b)	7,585	6,558,503
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	19,715	13,362,717
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	121,230	4,686,170
5.50%, 02/01/2040(b)	3,775	3,316,818
Series 2022-A 4.50%, 08/01/2052(b)	21,280	16,010,749
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	5,470	1,151,553

42 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	$1,000	$1,013,157
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(b)	1,920	1,839,268
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(b)	2,000	1,898,924
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(b)	5,000	4,518,024
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	6,590	7,227,600
5.00%, 12/01/2035	7,475	8,330,249
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,702,132
5.00%, 08/15/2047	4,025	3,748,740
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	12,534	12,809,485
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	8,753	8,699,990
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	41,540	42,023,314
Series 2021-2, Class X 0.825%, 03/25/2035(l)	21,495	787,284
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	6,640	6,403,560
Series 2021-3, Class X 0.794%, 08/20/2036(l)	19,315	806,276

ABFunds.com	AB Corporate Shares 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	$16,026	$16,195,973
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054	13,000	13,085,528
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	79,880	46,330,400
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	37,000	37,441,247
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	2,900	246,218
Series 2021-A1 5.00%, 01/01/2056(b)	3,000	2,579,500
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	2,425	2,356,978
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053	2,850	2,987,975
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(b)	2,000	1,960,904
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,094,150
5.00%, 05/15/2040	1,000	1,028,263
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	24,680	24,247,599

44 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(b)	$1,490	$1,505,793
Series 2025 5.75%, 12/01/2055	4,680	4,879,099
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(b)	615	610,216
Series 2014 5.00%, 01/01/2035	1,040	916,325
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	9,260	8,205,009
5.00%, 12/31/2043	37,050	37,534,125
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,158,443
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)	13,975	13,978,417
Series 2019 5.00%, 11/21/2045(b)	4,890	4,972,303
Series 2023 5.00%, 07/01/2027(b)	2,000	2,035,106
5.00%, 07/01/2028(b)	2,350	2,427,797
5.00%, 07/01/2029(b)	2,300	2,408,121
5.00%, 07/01/2030(b)	2,600	2,754,526
5.00%, 07/01/2031(b)	3,000	3,206,012
5.00%, 07/01/2032(b)	5,470	5,898,710
5.00%, 07/01/2033(b)	5,865	6,376,772
5.00%, 07/01/2034(b)	3,000	3,258,203
5.00%, 07/01/2036(b)	2,650	2,848,844
5.00%, 07/01/2037(b)	2,250	2,411,879
5.00%, 07/01/2038(b)	3,500	3,731,302
5.00%, 11/21/2045(b)	1,100	1,145,439
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(b)	16,155	16,579,260
6.75%, 03/01/2055(b)	11,505	12,018,499

ABFunds.com	AB Corporate Shares 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(b)	$800	$1,093,770
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(b)	13,500	13,515,545
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(b)	2,800	2,396,380
Series 2022 5.00%, 10/01/2042(b)	1,000	1,013,444
5.00%, 10/01/2052(b)	1,000	941,368
5.00%, 10/01/2061(b)	1,500	1,385,130
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f)(g)(h)(i)(j)	3,630	1,931,463
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(b)	8,850	7,844,403
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(b)	2,250	2,227,079
5.50%, 07/01/2062(b)	2,775	2,779,343
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(b)	2,325	2,382,940
5.00%, 07/01/2049(b)	1,000	996,726
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(b)	1,225	1,258,756
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(b)	5,120	4,391,979
5.125%, 06/01/2064(b)	1,300	1,104,394
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(b)	2,330	2,188,675

46 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California State University (California State University) Series 2021-2 2.374%, 11/01/2035(b)(c)	$10,000	$8,224,171
2.72%, 11/01/2052(b)(c)	5,000	3,234,152
Series 2022-2 2.97%, 11/01/2051(b)(c)	5,000	3,312,583
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(b)	2,875	2,883,755
California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.25%, 09/02/2061(b)	1,600	1,588,701
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	9,724,852
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.00%, 09/02/2040(b)	1,135	1,153,923
6.25%, 09/02/2061(b)	1,650	1,675,689
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.25%, 08/15/2052	3,000	3,042,998
5.375%, 08/15/2057	3,720	3,789,521
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	5,250	5,252,896
5.00%, 06/01/2046(b)	7,000	6,940,267
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	15,285	15,292,720
5.25%, 12/01/2056(b)	14,795	14,794,679

ABFunds.com	AB Corporate Shares 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2018 5.25%, 12/01/2038(b)	$3,000	$3,082,254
5.25%, 12/01/2048(b)	6,440	6,488,909
Series 2018-A 5.00%, 12/01/2033(b)	1,350	1,390,596
5.50%, 12/01/2058(b)	11,840	11,949,790
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(b)	2,825	2,827,226
5.25%, 07/01/2052(b)	2,500	2,460,810
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	11,000	11,698,695
Central Valley Energy Authority (Pacific Life Insurance) Series 2025-2 5.00%, 12/01/2055(b)(c)	20,650	22,030,033
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2029	6,950	7,388,535
Series 2022 5.00%, 05/15/2047	10,170	10,418,897
Series 2022-2 5.00%, 05/15/2036(b)(c)	10,000	10,581,296
Series 2025 5.00%, 05/15/2034	1,255	1,403,927
Series 2025-2 5.00%, 05/15/2044(b)(c)	15,415	15,758,013
5.00%, 05/15/2055(b)(c)	10,000	10,180,419
5.25%, 05/15/2044(b)(c)	1,675	1,820,353
5.25%, 05/15/2045(b)(c)	5,050	5,440,830
5.50%, 05/15/2055(b)(c)	6,660	7,098,121
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	852,342
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039	425	453,429
5.00%, 08/01/2040	375	398,509
5.00%, 08/01/2041	420	445,233

48 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	$15,100	$11,470,827
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	18,760	12,362,731
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(b)	6,925	6,218,577
4.00%, 08/01/2056(b)	12,525	10,734,171
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)	4,120	2,840,685
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	12,950	8,836,675
4.00%, 08/01/2047(b)	3,445	3,193,185
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	23,900	16,476,027
4.00%, 05/01/2057(b)	15,550	11,007,528
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	13,940	10,099,245
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	13,215	10,888,166
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	15,900	12,469,394

ABFunds.com	AB Corporate Shares 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	$3,025	$2,235,339
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	23,165	15,967,361
4.00%, 07/01/2058(b)	17,980	8,565,381
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	2,500	1,824,439
4.00%, 09/01/2056(b)	27,065	19,448,292
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	12,700	8,677,490
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	22,570	15,610,486
4.00%, 12/01/2056(b)	3,400	2,531,338
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	11,500	9,181,192
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	5,400	3,623,672
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	27,100	22,308,454
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	8,930	6,299,189
4.00%, 10/01/2048(b)	2,000	1,566,841

50 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	$15,405	$10,542,614
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 1.006%, 09/25/2036(l)	29,323	1,613,029
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)	30,030	29,488,619
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	15,980	14,594,564
Series 2021-A 4.214%, 06/01/2050	2,900	2,092,203
Series 2021-B Zero Coupon, 06/01/2066	230,600	22,682,254
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.746%, 06/01/2034(b)(c)	14,780	13,086,137
3.115%, 06/01/2038(b)(c)	29,325	24,444,182
3.293%, 06/01/2042(b)(c)	6,850	5,285,113
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)	14,340	12,699,292
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-A 5.00%, 07/01/2040	1,680	1,816,115
BAM Series 2025-A 5.00%, 07/01/2055	4,000	4,092,957
Series 2026-A 5.00%, 07/01/2032	8,500	9,413,401
5.00%, 07/01/2043	1,500	1,619,728
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2051	10,000	10,173,693

ABFunds.com	AB Corporate Shares 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	$4,210	$4,328,045
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	3,390	4,103,314
Series 2009-B 6.50%, 11/01/2039	3,865	4,678,262
7.00%, 11/01/2034	2,225	2,661,777
Series 2009-C 7.00%, 11/01/2034	5,660	6,771,082
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,600	1,632,168
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(d)	33,680	31,591,028
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2053(c)	18,595	18,844,915
5.25%, 07/01/2058	20,735	21,364,033
Series 2025-2 5.00%, 07/01/2048(b)(c)	7,270	7,413,330
5.25%, 07/01/2039(b)(c)	6,000	6,735,883
5.25%, 07/01/2040(b)(c)	4,000	4,466,735
5.50%, 07/01/2055(b)(c)	16,000	17,039,150
San Francisco Intl Airport (San Francisco Intl Airport) Series 2022-2 3.05%, 05/01/2034(b)(c)	3,500	3,119,782
3.18%, 05/01/2035(b)(c)	5,500	4,856,496
3.33%, 05/01/2037(b)(c)	2,250	1,938,352
5.00%, 05/01/2044(b)(c)	14,000	14,308,043
Series 2025-2 5.00%, 05/01/2033(b)(c)	5,000	5,551,420
5.00%, 05/01/2037(b)(c)	8,525	8,978,641
5.00%, 05/01/2038(b)(c)	11,000	11,563,928
5.00%, 05/01/2043(b)(c)	11,000	11,197,189
5.25%, 05/01/2042(b)(c)	20,000	21,774,752

52 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 05/01/2044(b)(c)	$7,100	$7,626,289
5.50%, 05/01/2040(b)(c)	10,000	11,113,923
5.75%, 05/01/2048(b)(c)	10,000	10,792,017
Series 2026-2 5.00%, 05/01/2031(b)(c)	16,490	17,984,218
5.00%, 05/01/2034(b)(c)	12,500	13,980,608
5.00%, 05/01/2037(b)(c)	1,725	1,892,722
5.00%, 05/01/2050(b)(c)	7,000	6,990,449
5.00%, 05/01/2052(b)(c)	9,760	9,844,719
5.50%, 05/01/2055(b)(c)	10,000	10,617,923
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044	155	155,091
Series 2021-A 4.00%, 01/15/2044	1,429	1,388,098
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2026-2 5.50%, 01/01/2056(b)(c)	31,910	35,129,317
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 4.924% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(d)	3,925	3,922,390
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	31,490	32,934,191
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	7,145	7,361,325
Series 2024 5.00%, 07/01/2042	2,000	2,151,962
5.00%, 07/01/2044	3,000	3,183,568
5.00%, 07/01/2053	1,000	1,021,221
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	10,000	10,233,165
5.25%, 07/01/2050	7,250	7,638,783
State of California (State of California) Series 2023 6.00%, 03/01/2033	10,000	10,788,892

ABFunds.com	AB Corporate Shares 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2026 4.125%, 10/01/2051	$8,000	$7,763,044
5.00%, 10/01/2042	16,150	18,287,956
5.00%, 10/01/2044	13,600	15,150,981
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	23,050	3,687,624
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,250	1,405,600
Series 2019 Zero Coupon, 06/01/2054	10,480	1,912,414
5.00%, 06/01/2039	1,555	1,633,346
University of California (University of California) Series 2025-C 5.50%, 05/15/2040	6,000	7,066,275
Series 2026-C 5.25%, 11/15/2041	1,875	2,158,931

		2,506,760,147

Colorado – 2.6%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(k)	7,250	6,764,472
6.125%, 12/01/2055	3,820	3,813,143
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	15,000	14,851,778
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(b)	5,000	5,001,984
Series 2022 6.50%, 12/01/2053	4,350	4,554,782
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	645,550

54 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2025-2 5.00%, 11/15/2033(b)(c)	$9,000	$9,877,462
5.00%, 11/15/2034(b)(c)	10,390	11,349,838
5.00%, 11/15/2047(b)(c)	24,080	24,610,610
5.50%, 11/15/2053(b)(c)	10,475	10,914,773
Series 2026-2 5.75%, 11/15/2036(b)(c)	6,685	8,033,673
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(b)	2,250	2,171,803
5.80%, 04/01/2054(b)	3,725	3,650,518
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	813,992
5.00%, 09/01/2057	2,100	1,981,845
5.00%, 09/01/2062	2,000	1,866,276
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(g)	18,215	18,709,377
Series 2023-B 8.125%, 07/01/2028(g)	465	467,208
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(b)	3,500	3,135,594
5.00%, 02/01/2061(b)	2,870	2,473,973
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	1,031,545
5.00%, 05/15/2058	3,000	2,242,699
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	76,870	78,480,096
Series 2022 5.50%, 11/01/2047	2,500	2,639,549
Series 2022-2 5.00%, 11/01/2040(b)(c)	4,650	4,918,390
5.00%, 11/01/2041(b)(c)	5,075	5,356,679

ABFunds.com	AB Corporate Shares 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2042(b)(c)	$3,800	$3,990,546
5.25%, 11/01/2052(b)(c)	10,000	10,305,326
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048	3,700	3,195,376
Series 2025-A 5.25%, 05/15/2048	1,250	1,273,301
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	7,206,993
Series 2019-B 3.696%, 11/01/2039	1,525	1,324,365
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051	5,000	4,948,277
5.00%, 12/31/2056	8,000	7,853,714
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.375%, 03/01/2055(b)	3,270	3,226,039
5.50%, 03/01/2065(b)	9,500	9,390,652
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	6,330	6,735,054
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(f)(g)(h)(i)(j)	19,590	9,692,015
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	11,993	11,728,512
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(b)	5,000	4,911,667
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037	1,435	1,497,263

56 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.50%, 12/01/2042	$1,105	$1,154,173
6.75%, 12/01/2052	1,925	1,975,166
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	2,089	2,132,989
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(b)	1,500	1,500,643
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	16,535	19,811,997
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(g)	7,910	7,545,182
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	19,620	12,596,927
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039	1,410	1,379,475
5.00%, 01/15/2032	2,300	2,456,371
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	4,000	3,756,111
5.00%, 12/01/2052	1,500	1,296,860
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	3,500	3,627,721
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	20,000	21,585,974
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(b)	667	676,413

ABFunds.com	AB Corporate Shares 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b)(k)	$1,500	$1,112,197
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,215	2,339,320
6.75%, 12/01/2053	11,000	11,541,863
Series 2023 8.375%, 12/15/2054	2,500	2,501,654
Town of Vail CO (Town of Vail CO COP) Series 2025 5.375%, 12/01/2055	1,500	1,576,257
Series 2025-2 5.50%, 12/01/2064(b)(c)	13,415	14,268,179
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 5.875%, 10/01/2055(b)	2,500	2,557,314
6.00%, 10/01/2064(b)	3,250	3,332,706
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	378	328,599
AG Series 2020 5.00%, 12/01/2033	370	391,719
5.00%, 12/01/2050	435	439,787
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	3,365	3,441,037
6.75%, 12/01/2052	4,000	4,072,709

		447,036,052

Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority (Prerefunded - US Treasuries) Series 2015-L 5.00%, 07/01/2045	5,750	5,761,443
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035	1,000	1,018,941
5.00%, 07/01/2037	1,095	1,113,408

58 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(b)	$2,000	$1,980,599
5.00%, 09/01/2053(b)	4,825	4,565,033
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044	7,710	6,470,818
4.00%, 07/01/2049	3,325	2,592,081
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034	1,000	1,016,015
Series 2018-K1 5.00%, 07/01/2028	765	785,896
5.00%, 07/01/2035	1,055	1,069,687
5.00%, 07/01/2036	2,205	2,232,162
5.00%, 07/01/2038	1,980	1,998,345
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	6,900	7,132,492
6.25%, 10/01/2060	6,150	6,216,796
6.375%, 10/01/2045	2,050	2,165,407
6.50%, 10/01/2055	4,810	4,971,669
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034	4,595	4,634,014
Series 2017-A 5.00%, 04/15/2032	6,700	6,843,124
5.00%, 04/15/2033	10,985	11,211,872
5.00%, 04/15/2034	4,855	4,951,310
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	3,900	4,120,384

		82,851,496

Delaware – 0.0%
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042	550	550,897

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050	$1,125	$1,098,941

		1,649,838

District of Columbia – 1.2%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	17,030	17,985,337
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	1,000	1,017,788
5.00%, 07/01/2049	2,075	2,010,228
5.00%, 07/01/2054	3,565	3,380,033
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(b)(k)	1,500	974,863
0.00%, 06/01/2049(b)(k)	6,650	4,153,851
Series 2024-A 5.125%, 06/01/2034(b)	9,208	9,518,069
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2048	5,350	5,251,180
Series 2017-B 5.00%, 07/01/2037	1,465	1,481,652
5.00%, 07/01/2042	2,000	2,007,038
District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044	1,000	982,771
6.00%, 06/01/2058	1,000	961,127
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	14,870	15,544,234
5.25%, 06/01/2050	10,000	10,639,028
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	182,000	17,749,209

60 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia Water & Sewer Authority (District of Columbia Water & Sewer Authority) Series 2026-A 5.00%, 10/01/2028	$3,255	$3,438,217
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2034(b)(c)	7,000	7,728,403
5.00%, 10/01/2035(b)(c)	2,000	2,233,061
5.00%, 10/01/2036(b)(c)	4,500	5,003,425
5.00%, 10/01/2037(b)(c)	10,990	12,140,236
5.00%, 10/01/2046(b)(c)	12,400	12,700,025
5.50%, 10/01/2054(b)(c)	10,000	10,469,936
Series 2025-A 5.00%, 10/01/2050	6,200	6,311,701
5.50%, 10/01/2055	2,000	2,110,896
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	6,241,469
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	7,585	7,795,436
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	20,000	20,979,202
5.50%, 07/15/2060	17,430	18,617,323

		209,425,738

Florida – 6.1%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(b)	1,000	1,041,477
Series 2025-B 4.90%, 07/01/2029(b)	1,000	1,000,544
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	985	959,725

ABFunds.com	AB Corporate Shares 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	$200	$201,673
5.80%, 05/01/2056	1,000	1,001,160
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,400	957,217
6.00%, 07/01/2045(b)	1,215	794,079
6.00%, 07/01/2050(b)	2,895	1,821,969
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,011,499
5.00%, 10/01/2029	1,650	1,726,028
5.00%, 10/01/2032	1,000	1,047,812
5.00%, 10/01/2033	3,050	3,183,833
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(b)	12,790	13,126,364
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.50%, 06/15/2055(b)	3,000	3,022,117
6.75%, 06/15/2065(b)	6,555	6,586,357
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2064(b)	4,975	4,398,666
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b)(k)	32,745	2,853,046
5.00%, 06/01/2049(b)	6,140	5,210,713
5.00%, 06/01/2054(b)	1,500	1,270,794
5.00%, 06/01/2058(b)	9,730	8,251,456
5.25%, 06/01/2034(b)	1,500	1,487,431
5.25%, 06/01/2039(b)	2,950	2,851,020
5.25%, 06/01/2044(b)	4,160	3,836,035
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(b)	1,300	980,348

62 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	$83,000	$7,107,539
3.375%, 07/01/2031(b)	995	954,231
5.00%, 07/01/2056(b)	6,260	5,459,823
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(b)	1,615	1,470,599
5.00%, 06/01/2055(b)	3,250	2,726,922
Series 2022 5.50%, 06/01/2057(b)	4,000	3,589,295
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	8,275	8,253,691
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(b)	6,250	6,352,381
6.375%, 06/15/2058(b)	4,000	4,072,286
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(b)	7,750	6,937,974
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(b)	22,970	22,995,828
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2045	2,500	2,228,892
5.00%, 11/01/2050	8,625	8,660,555
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052	2,955	2,942,497
5.375%, 06/01/2057	1,000	1,002,576
5.625%, 06/01/2062	7,965	8,054,842
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037	8,405	8,574,305
5.00%, 08/15/2047	6,125	6,183,474

ABFunds.com	AB Corporate Shares 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055	$3,535	$3,413,158
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	461,682
Zero Coupon, 09/01/2037	700	438,251
Zero Coupon, 09/01/2040	980	520,379
Zero Coupon, 09/01/2041	1,000	502,323
Zero Coupon, 09/01/2045	1,850	723,109
Zero Coupon, 09/01/2049	1,350	410,981
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(b)	1,000	983,523
5.625%, 01/01/2060(b)	2,050	2,032,308
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	6,500	6,910,195
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050	2,500	2,464,905
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	5,250	5,811,368
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046	5,500	4,951,318
Series 2023-A 5.25%, 10/01/2052	18,065	18,372,560
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	1,000	674,797
Zero Coupon, 10/01/2036	860	554,601
Zero Coupon, 10/01/2037	1,390	843,659
Zero Coupon, 10/01/2038	1,185	692,649
Zero Coupon, 10/01/2039	1,610	892,423
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	6,000	6,205,293

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.75%, 10/01/2055(b)	$10,535	$10,854,930
5.75%, 10/01/2065(b)	23,050	23,668,648
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	4,000	4,063,982
6.125%, 06/01/2054	6,280	6,226,378
6.25%, 06/01/2059	4,000	4,001,686
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	650	662,162
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(b)	1,435	1,445,346
5.00%, 04/01/2051(b)	14,145	13,387,770
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(b)(c)	52,000	55,609,648
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two) Series 2026 4.25%, 05/01/2033	680	680,549
5.875%, 05/01/2056	2,000	2,025,706
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	4,745	4,745,501
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	2,780	2,944,519
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(b)	460	458,121
5.25%, 08/15/2037(b)	1,390	1,353,487
5.625%, 08/15/2042(b)	1,520	1,487,342
5.875%, 08/15/2052(b)	5,000	4,635,492
6.00%, 08/15/2057(b)	1,000	936,809

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	$10,000	$9,730,609
5.25%, 07/01/2053	17,900	17,580,243
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(b)	925	938,994
5.00%, 10/01/2042(b)	4,815	4,708,404
5.125%, 10/01/2052(b)	4,120	3,692,332
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)	1,000	827,437
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	18,800	18,903,361
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	3,150	3,159,741
Series 2022-A 4.00%, 06/15/2042	1,000	899,022
5.00%, 06/15/2047	2,470	2,381,360
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(b)	5,000	4,788,867
5.25%, 06/01/2055(b)	2,500	2,357,689
Series 2021 4.00%, 06/01/2041(b)	2,900	2,566,570
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(b)	7,635	7,639,002
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(b)	5,750	6,035,385
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040	1,000	998,449

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2055(b)	$3,200	$3,271,513
6.125%, 06/15/2050(b)	2,600	2,703,371
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035	925	887,356
Series 2022 5.00%, 07/01/2042	2,225	2,209,326
5.00%, 07/01/2051	1,045	974,590
5.00%, 02/01/2057	1,725	1,582,655
5.00%, 07/01/2057	740	678,630
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(b)	7,000	7,131,064
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(b)	7,200	7,219,212
5.25%, 06/01/2054(b)	16,780	16,325,285
5.25%, 06/01/2059(b)	12,930	12,435,053
6.50%, 06/01/2059(b)	9,800	9,240,275
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050	1,950	1,696,320
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(b)	5,000	5,090,688
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037	1,000	958,930
5.00%, 10/01/2031	1,235	1,284,837
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032	265	266,575
5.00%, 03/01/2034	2,395	2,406,325
5.00%, 03/01/2042	2,785	2,744,779
5.00%, 03/01/2047	1,950	1,854,526

ABFunds.com	AB Corporate Shares 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 03/01/2044	$1,065	$1,035,589
5.00%, 03/01/2049	10,425	9,746,476
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	6,600	6,603,502
6.19%, 08/01/2055	7,680	7,891,274
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2027	3,140	3,162,187
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(b)	13,815	13,938,897
6.25%, 06/15/2055(b)	7,000	7,164,068
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b)	4,000	4,013,220
6.75%, 11/15/2055(b)	2,670	2,786,879
6.875%, 11/15/2064(b)	6,030	6,296,550
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,670,488
Governors Park South Community Development District (Governors Park South Community Development Dist Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	4,500	4,499,772
Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 4.00%, 05/01/2031	590	586,218
4.45%, 05/01/2036	730	725,806
5.45%, 05/01/2046	1,450	1,441,155
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044(c)	27,000	27,687,183
5.00%, 10/01/2049	4,500	4,539,777

68 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2054	$7,000	$7,025,772
Series 2022-2 5.00%, 10/01/2031(b)(c)	4,350	4,462,842
5.00%, 10/01/2032(b)(c)	1,500	1,537,407
5.00%, 10/01/2034(b)(c)	2,150	2,198,913
5.00%, 10/01/2035(b)(c)	3,500	3,576,519
5.00%, 10/01/2036(b)(c)	4,000	4,079,938
Series 2025-2 5.00%, 10/01/2034(b)(c)	2,000	2,106,283
5.00%, 10/01/2035(b)(c)	4,250	4,729,505
5.00%, 10/01/2036(b)(c)	5,000	5,234,639
5.00%, 10/01/2038(b)(c)	11,320	12,371,591
5.25%, 10/01/2044(b)(c)	6,315	6,780,080
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	2,000	2,118,868
5.50%, 11/01/2036	6,000	6,400,385
5.50%, 11/01/2037	5,000	5,317,267
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	2,755	2,497,986
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(f)(h)(i)(j)	1,215	14,280
Series 2018 6.25%, 04/01/2049(f)(h)(i)(j)	1,445	17,120
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.00%, 10/01/2047(b)(c)	10,220	10,376,667
5.25%, 10/01/2042(b)(c)	4,500	4,899,919
5.25%, 10/01/2044(b)(c)	11,475	12,311,687
5.50%, 10/01/2034(b)(c)	27,000	28,706,864
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	10,000	9,141,357
Series 2025-2 5.50%, 11/15/2054(b)(c)	30,565	32,518,525
Lake Flores Community Development District (Lake Flores Community Development District) Series 2026 5.45%, 05/01/2046	1,000	1,007,616
5.75%, 05/01/2056	1,300	1,300,531

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039	$1,000	$1,027,261
5.45%, 05/01/2048	1,525	1,537,925
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	2,220	2,416,869
6.30%, 05/01/2054	4,160	4,388,140
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,650	3,389,775
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	2,525	2,640,454
5.25%, 11/15/2054	1,000	1,001,647
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	870	869,939
Miami Beach Health Facilities Authority (Prerefunded - US Treasuries) Series 2014 5.00%, 11/15/2039	2,000	2,002,288
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034	4,000	4,004,610
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(b)	6,875	6,656,561
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(b)	525	526,782
5.25%, 07/01/2042(b)	770	766,726
5.25%, 07/01/2052(b)	2,435	2,197,578
5.50%, 07/01/2061(b)	4,375	3,994,718

70 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(b)	$22,800	$23,561,078
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053	3,430	3,562,538
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056	14,250	14,798,632
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	924,064
4.00%, 10/01/2051	4,330	3,447,867
Series 2024 5.00%, 10/01/2043	2,260	2,282,600
5.25%, 10/01/2053	2,850	2,775,805
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055	3,490	3,233,001
Series 2022 4.25%, 06/01/2056	5,825	4,743,436
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	1,800	2,715,643
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	419,447
5.00%, 11/01/2039	685	715,359
5.00%, 11/01/2040	650	675,925
5.00%, 11/01/2041	3,130	3,247,336
5.00%, 11/01/2042	500	516,124
5.00%, 11/01/2047	14,335	14,347,977
5.00%, 11/01/2052	11,915	11,574,772
Series 2025 5.00%, 11/01/2031	2,115	2,276,217
5.00%, 11/01/2032	1,015	1,098,053
5.00%, 11/01/2033	1,345	1,465,672
5.00%, 11/01/2036	1,000	1,074,756
5.00%, 11/01/2043	1,620	1,662,423

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2044	$2,000	$2,042,543
5.00%, 11/01/2045	1,700	1,724,481
5.25%, 11/01/2038	1,515	1,643,595
5.25%, 11/01/2039	1,595	1,725,940
5.25%, 11/01/2040	1,685	1,807,361
5.25%, 11/01/2042	1,500	1,578,642
5.25%, 11/01/2055	32,220	32,386,339
5.75%, 11/01/2050	3,830	4,010,372
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029	855	871,213
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	6,620	6,688,719
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.875%, 05/01/2056	1,750	1,730,638
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(f)(g)(i)	3,805	761,000
School District of Broward County/FL (Broward County School Board/FL COP) AG Series 2025-A 5.00%, 07/01/2027	7,390	7,579,636
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,326,666
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(b)	4,760	3,708,532
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029	575	567,417
3.375%, 05/01/2034	1,410	1,365,854
3.55%, 05/01/2039	2,445	2,275,081
3.70%, 05/01/2050	9,360	7,459,270

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	$2,085	$2,114,438
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(b)	1,215	1,238,258
5.25%, 05/01/2054(b)	2,070	2,057,859
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(b)	5,485	5,196,057
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 5.70%, 05/01/2046	2,000	2,002,919
6.00%, 05/01/2056	2,325	2,317,117

		1,055,646,953

Georgia – 3.7%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b)(k)	39,450	35,730,666
Series 2024-A 5.00%, 04/01/2034(b)	3,250	3,323,292
5.50%, 04/01/2039(b)	10,500	10,733,919
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 5.00%, 07/01/2035(b)	1,600	1,658,077
5.25%, 07/01/2040(b)	1,850	1,913,376
6.00%, 07/01/2055(b)	1,185	1,212,406
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,670,131
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044	9,000	9,197,086

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-2 5.00%, 07/01/2047(b)(c)	$10,000	$10,155,397
Series 2025-B 5.00%, 07/01/2036	4,930	5,444,931
5.00%, 07/01/2038	5,550	6,060,358
5.00%, 07/01/2039	7,500	8,147,211
5.00%, 07/01/2040	3,935	4,253,802
5.25%, 07/01/2043	1,670	1,809,551
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,005,127
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2018 4.125%, 11/01/2045	1,000	954,244
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(b)	1,720	1,797,241
6.25%, 06/01/2055(b)	1,660	1,711,814
6.25%, 06/01/2064(b)	3,150	3,225,521
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032	1,205	1,231,486
5.00%, 07/01/2033	2,370	2,420,041
5.00%, 07/01/2035	4,945	5,039,751
5.00%, 07/01/2037	2,335	2,374,764
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032	750	811,326
5.00%, 10/01/2034	750	818,843
5.00%, 10/01/2035	825	894,913
5.00%, 10/01/2036	900	969,885
5.00%, 10/01/2044	2,000	2,049,623
5.25%, 10/01/2049	16,095	16,463,461
5.25%, 10/01/2054	21,085	21,356,729
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,623,629
5.00%, 07/01/2035	6,355	6,368,170
5.00%, 07/01/2036	2,735	2,740,172

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054	$1,885	$1,573,215
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052	10,000	10,481,763
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	10,798,174
5.00%, 08/01/2047	1,800	1,757,732
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	24,500	24,482,108
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	12,195	12,699,474
Series 2023-A 5.00%, 06/01/2053	6,750	7,090,817
Series 2023-D 5.00%, 05/01/2054	55,235	58,272,919
Series 2024-C 5.00%, 12/01/2054	23,805	25,194,510
Series 2025-B 5.00%, 12/01/2055	35,900	37,866,358
Series 2026-2 5.00%, 05/01/2055(b)(c)	26,820	28,388,359
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.132% (SOFR + 1.70%), 12/01/2053(d)	25,000	25,680,630
Series 2023-B 5.00%, 07/01/2053	11,720	12,390,227
Series 2023-C 5.00%, 09/01/2053	24,815	26,277,239
Series 2024-A 5.00%, 05/01/2054	35,000	37,491,440
Series 2024-B 5.00%, 12/01/2054	44,070	47,412,921
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	39,015	41,509,069

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	$5,000	$5,005,351
Series 2022 4.50%, 07/01/2063	15,000	14,041,241
5.00%, 07/01/2052	12,000	12,202,442
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2056	4,655	4,655,284
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	695	708,912
5.00%, 01/01/2048	2,460	2,462,308
Series 2023 5.50%, 07/01/2064	10,200	10,460,021
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.125%, 06/01/2050	2,250	2,238,528
5.25%, 06/01/2061	2,250	2,230,665

		639,538,650

Guam – 0.3%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	3,370	3,368,421
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2020-A 5.00%, 01/01/2050	3,790	3,847,771
Series 2025-A 5.25%, 07/01/2050	2,300	2,361,543
5.50%, 07/01/2055	12,210	12,697,655
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	300	311,955
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,319,653
5.00%, 12/01/2030	4,160	4,189,148
5.00%, 12/01/2032	3,545	3,566,768

76 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$1,325	$1,383,802
Series 2025-G 5.00%, 01/01/2035	3,000	3,282,171
5.00%, 01/01/2036	2,650	2,879,580
5.25%, 01/01/2037	2,000	2,195,561
5.25%, 01/01/2038	2,250	2,455,535
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	4,050	4,023,310

		47,882,873

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.00%, 07/01/2040(b)(c)	4,700	5,104,683
5.00%, 07/01/2041(b)(c)	4,500	4,829,499
5.00%, 07/01/2042(b)(c)	7,710	8,330,769
5.00%, 07/01/2043(b)(c)	3,000	3,197,859
Series 2025-A 5.50%, 07/01/2054	1,220	1,302,195
Series 2026-2 5.00%, 07/01/2044(b)(c)	1,925	2,034,819
5.00%, 07/01/2045(b)(c)	1,500	1,571,657

		26,371,481

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048	4,500	4,757,474
7.125%, 11/01/2057	7,495	7,918,148
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	200	200,386

		12,876,008

Illinois – 5.1%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(b)	6,450	6,071,138

ABFunds.com	AB Corporate Shares 77

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	$7,220	$7,008,480
Series 2015-C 5.25%, 12/01/2035	2,135	2,126,242
5.25%, 12/01/2039	8,080	8,013,488
Series 2015-E 5.125%, 12/01/2032	1,000	1,000,014
Series 2016-B 6.50%, 12/01/2046	1,900	1,909,615
Series 2017-A 7.00%, 12/01/2046(b)	4,000	4,092,879
Series 2017-B 7.00%, 12/01/2042(b)	5,000	5,147,314
Series 2017-G 5.00%, 12/01/2034	4,150	4,158,628
Series 2017-H 5.00%, 12/01/2036	10,360	10,352,990
5.00%, 12/01/2046	3,620	3,333,532
Series 2018-A 5.00%, 12/01/2026	5,430	5,455,785
5.00%, 12/01/2027	6,300	6,383,378
Series 2019-A 5.00%, 12/01/2029	2,950	3,027,957
5.00%, 12/01/2030	2,000	2,047,989
Series 2021-A 5.00%, 12/01/2032	2,400	2,457,087
5.00%, 12/01/2033	4,510	4,603,151
5.00%, 12/01/2036	1,210	1,221,397
5.00%, 12/01/2038	5,000	5,011,512
5.00%, 12/01/2041	7,765	7,626,614
Series 2021-B 5.00%, 12/01/2036	1,000	1,009,419
Series 2023-A 5.875%, 12/01/2047	19,500	19,645,191
6.00%, 12/01/2049	36,165	37,072,626
Series 2025 6.25%, 12/01/2050	3,000	3,149,799
Series 2025-B 6.00%, 12/01/2039	2,000	2,180,059
6.00%, 12/01/2041	34,365	37,124,458
6.00%, 12/01/2042	42,995	46,178,513
6.00%, 12/01/2043	20,760	22,142,851
6.00%, 12/01/2044	18,500	19,563,765
Series 2025-C 5.50%, 12/01/2045	1,760	1,773,142

78 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2031	$3,000	$3,216,117
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.25%, 01/01/2041	2,150	2,303,227
5.25%, 01/01/2042	2,450	2,604,493
5.25%, 01/01/2043	2,625	2,774,345
5.50%, 01/01/2044	2,625	2,853,439
5.50%, 01/01/2053	21,080	21,926,220
Series 2024-C 5.00%, 01/01/2033	11,000	12,074,252
Series 2025-A 5.00%, 01/01/2037	1,430	1,558,801
5.00%, 01/01/2038	5,000	5,418,148
5.00%, 01/01/2039	2,450	2,640,035
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	1,395	1,435,117
5.00%, 07/01/2038	1,500	1,529,471
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2055	6,000	6,031,124
Series 2024-A 5.00%, 12/01/2049	12,500	12,787,127
Series 2026-A 5.50%, 12/01/2056	4,685	4,958,505
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	5,365	5,372,691
Series 2025-A 6.00%, 01/01/2050	20,150	21,011,763
Series 2025-B 5.50%, 01/01/2040	10,400	10,954,152
5.50%, 01/01/2041	7,000	7,317,813
Series 2025-E 6.00%, 01/01/2042	1,500	1,649,069
6.00%, 01/01/2044	1,500	1,626,177
6.00%, 01/01/2045	3,130	3,366,221
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(f)(i)	1,050	667,734

ABFunds.com	AB Corporate Shares 79

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	$2,620	$2,636,659
7.00%, 02/15/2056	8,355	8,128,913
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	625	621,559
6.00%, 05/01/2046	3,580	3,590,001
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(b)	1,280	1,229,725
4.00%, 10/01/2042(b)	4,150	3,688,060
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	1,475	1,486,288
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2050	3,615	3,077,847
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	2,000	1,731,151
4.00%, 08/01/2051	1,000	835,146
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	24,150	24,114,471
Series 2025 4.80%, 12/01/2043(b)	31,325	32,394,009
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(b)	935	941,799
4.50%, 08/01/2033(b)	1,275	1,313,613
5.25%, 08/01/2038(b)	3,895	4,142,717
5.50%, 08/01/2043(b)	4,485	4,752,802
5.625%, 08/01/2053(b)	7,250	7,412,972
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,452,121
5.50%, 10/01/2042	1,045	1,074,272
5.50%, 10/01/2047	1,000	1,013,230

80 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(b)	$20,000	$22,783,702
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036	1,460	1,555,862
5.125%, 11/01/2046	2,000	1,997,337
5.375%, 11/01/2050	1,000	997,101
5.375%, 11/01/2055	2,100	2,057,133
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	4,356	3,350,880
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	2,000	2,142,696
6.50%, 05/15/2047	2,000	2,107,941
6.625%, 05/15/2052	1,910	2,002,094
6.75%, 05/15/2058	1,765	1,846,119
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 02/15/2041	1,360	1,383,690
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042	1,000	1,000,838
5.00%, 08/01/2047	2,475	2,388,898
Series 2017-C 5.00%, 08/01/2046	2,900	2,831,573
Series 2025 5.25%, 08/01/2035(b)	2,595	2,704,354
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044	10,890	9,243,142
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	14,245	13,830,177
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	1,675	1,725,275

ABFunds.com	AB Corporate Shares 81

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.67%, 11/01/2038(g)	$16,210	$16,145,812
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031	1,500	1,502,644
5.00%, 01/01/2032	1,625	1,627,748
Series 2015-B 5.00%, 01/01/2036	2,850	2,853,846
Series 2016-B 5.00%, 01/01/2041	3,450	3,457,273
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	9,400	4,827,743
Zero Coupon, 12/15/2051	11,385	3,151,792
Series 2015-B 5.00%, 12/15/2045	13,300	13,302,004
AG Series 2017 Zero Coupon, 12/15/2056	23,000	4,961,151
0.00%, 12/15/2042(k)	1,400	1,086,680
Series 2017-A 5.00%, 06/15/2057	4,000	3,948,630
Series 2017-B Zero Coupon, 12/15/2054	9,850	2,299,385
Series 2020 5.00%, 06/15/2050	18,345	18,313,780
Regional Transportation Authority (Regional Transportation Authority) Series 2025-A 5.00%, 06/01/2050	13,755	14,159,386
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	9,189	9,844,316
Series 2016 5.00%, 02/01/2029	5,945	6,038,233
5.00%, 11/01/2032	5,245	5,288,485
5.00%, 11/01/2035	8,000	8,053,381
Series 2017-A 5.00%, 12/01/2028	2,700	2,787,868
5.00%, 12/01/2034	2,585	2,649,575
Series 2017-C 5.00%, 11/01/2029	4,335	4,467,605
Series 2018-A 5.00%, 10/01/2029	1,030	1,078,966
5.00%, 05/01/2030	2,185	2,270,066

82 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020 5.50%, 05/01/2030	$2,750	$2,917,790
5.75%, 05/01/2045	2,500	2,637,529
Series 2020-B 5.00%, 10/01/2030	2,000	2,164,721
Series 2022-A 5.25%, 03/01/2037	2,500	2,709,547
5.50%, 03/01/2042	12,610	13,533,327
5.50%, 03/01/2047	4,500	4,696,255
Series 2022-B 5.25%, 10/01/2037	13,000	14,142,162
Series 2022-C 5.50%, 10/01/2045	19,000	20,082,683
Series 2023-B 5.00%, 05/01/2036	5,000	5,388,659
5.50%, 05/01/2047	5,000	5,215,775
Series 2023-C 5.00%, 12/01/2045	5,625	5,801,215
Series 2023-D 5.00%, 07/01/2036	5,000	5,392,858
Series 2024-A 5.257%, 05/01/2030	10,000	10,347,145
5.277%, 05/01/2031	2,000	2,076,553
Series 2024-B 5.00%, 05/01/2038	16,075	17,448,163
Series 2025-E 5.00%, 09/01/2043	10,755	11,323,052
5.00%, 09/01/2045	15,000	15,538,218
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	6,000	5,861,120
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	2,404	2,404,230
Series 2016-B 7.00%, 03/01/2033	1,154	1,154,202

		883,502,794

Indiana – 1.4%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f)(i)	1,243	124

ABFunds.com	AB Corporate Shares 83

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(b)	$1,590	$1,622,557
4.875%, 01/01/2044(b)	1,550	1,568,385
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	10,000	10,433,701
Series 2025 4.20%, 06/01/2044	21,560	22,408,511
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,000	1,088,927
5.00%, 11/15/2043	9,945	10,745,277
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,920,681
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(f)(g)(i)	30,305	1,727,385
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,522,905
4.00%, 04/01/2039	1,630	1,542,810
4.00%, 04/01/2041	2,305	2,093,559
4.00%, 04/01/2042	2,400	2,152,497
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	6,700	6,034,743
Series 2023-2 4.00%, 11/15/2028	1,000	1,006,695
4.00%, 11/15/2029	1,000	1,007,129
4.00%, 11/15/2037	1,800	1,738,791
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	2,000	2,139,225
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	10,620	10,378,047

84 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-A 3.00%, 11/01/2030	$6,605	$6,454,520
Series 2021-B 2.50%, 11/01/2030	4,585	4,385,973
Series 2022-A 4.25%, 11/01/2030	3,000	3,086,341
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,206,762
Series 2024-B 3.251% (SOFR + 0.71%), 11/01/2046(d)(g)	31,100	30,949,781
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,300	1,219,906
5.00%, 07/01/2049	3,000	3,000,997
5.00%, 07/01/2054	1,400	1,379,218
5.00%, 07/01/2059	3,035	2,961,052
5.25%, 07/01/2064	2,835	2,843,446
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,800,892
5.00%, 09/01/2030	1,845	1,900,276
5.00%, 09/01/2031	1,935	1,995,641
5.00%, 09/01/2032	2,035	2,096,575
5.25%, 09/01/2037	3,415	3,481,787
5.25%, 09/01/2044	10,000	9,747,049
5.25%, 09/01/2057	5,995	5,438,726
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(b)	480	464,708
5.25%, 04/01/2041(b)	5,325	4,749,490
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) BAM Series 2023 5.25%, 03/01/2067	20,060	20,728,381
5.75%, 03/01/2043	6,670	7,090,277
6.00%, 03/01/2053	9,200	9,547,117
6.125%, 03/01/2057	10,930	11,399,720
Series 2023-F 7.75%, 03/01/2067	10,750	11,769,288

		242,829,872

ABFunds.com	AB Corporate Shares 85

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Iowa – 0.4%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050	$35,950	$40,643,830
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	3,385	3,326,163
4.00%, 12/01/2041	7,810	6,887,945
4.00%, 12/01/2046	5,225	4,224,580
4.00%, 12/01/2051	9,340	7,066,177
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	1,600	1,611,492
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	6,271,896
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049	4,000	3,478,501
Series 2021-B Zero Coupon, 06/01/2065	84,620	12,140,601

		85,651,185

Kansas – 0.3%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	825	865,078
6.50%, 11/15/2042(b)	13,650	14,342,668
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033	3,125	3,235,192
6.25%, 12/01/2042	2,920	3,039,972
6.50%, 12/01/2052	6,000	6,103,043
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority) 5.00%, 11/15/2046(f)(i)	3,708	37
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036	8,000	6,482,302

86 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	$2,085	$2,142,686
5.00%, 03/01/2037	2,070	2,117,322
5.00%, 03/01/2039	2,325	2,368,060
5.00%, 03/01/2044	2,670	2,686,511
5.00%, 03/01/2049	5,875	5,728,463
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.25%, 03/01/2046	1,420	1,528,226
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040	960	961,242

		51,600,802

Kentucky – 1.7%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035	930	917,026
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(b)	9,000	8,866,828
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	8,500	8,232,610
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2038	3,000	3,298,328
5.25%, 01/01/2049	15,000	15,509,764
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	1,500	1,531,653
5.00%, 08/15/2035	3,085	3,147,652
5.00%, 08/15/2037	1,550	1,578,077
5.00%, 08/15/2041	6,905	7,004,839
5.00%, 08/15/2046	2,740	2,763,432

ABFunds.com	AB Corporate Shares 87

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	$4,000	$4,001,163
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,480,159
5.50%, 11/15/2045	710	610,067
Series 2016 5.00%, 05/15/2031	2,000	1,982,868
Series 2016-A 5.00%, 05/15/2046	3,600	3,041,365
5.00%, 05/15/2051	2,000	1,592,508
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	23,805,675
Series 2017-A 5.00%, 06/01/2031	2,000	2,020,995
5.00%, 06/01/2032	3,500	3,532,303
5.00%, 06/01/2037	4,325	4,340,838
5.00%, 06/01/2041	3,300	3,307,715
5.25%, 06/01/2041	7,625	7,681,126
Series 2017-B 5.00%, 06/01/2040	5,000	5,002,634
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,263,450
5.75%, 11/15/2045	5,265	4,912,059
5.75%, 11/15/2050	1,100	984,873
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(b)	12,370	12,768,439
Series 2022-B 6.75%, 11/01/2040(b)	2,050	2,113,675
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	68,890	73,022,236
Series 2025-C 5.00%, 05/01/2036	38,275	40,678,521
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	14,815	15,549,165

88 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.432% (SOFR + 1.98%), 04/01/2054(d)	$25,000	$25,586,218
5.25%, 04/01/2054	10,000	10,666,989
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020 5.00%, 10/01/2047	1,965	2,077,197
Series 2020-A 5.00%, 10/01/2038	965	999,363

		306,871,810

Louisiana – 1.1%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,000	1,027,324
5.00%, 12/01/2036	2,400	2,456,291
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039	10,000	9,750,225
Series 2023 5.048%, 12/01/2034	10,000	10,221,430
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,104,745
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034	8,985	9,170,504
5.00%, 10/01/2036	8,460	8,613,186
5.00%, 10/01/2037	5,000	5,085,585
5.00%, 10/01/2044	5,155	5,215,309
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(b)	1,000	1,037,485
5.50%, 06/15/2040(b)	3,500	3,655,765
6.00%, 06/15/2045(b)	1,000	1,039,352
6.00%, 06/15/2059(b)	2,200	2,214,892
6.15%, 06/15/2055(b)	4,850	4,948,394

ABFunds.com	AB Corporate Shares 89

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	$56,520	$58,063,883
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(b)	310	319,477
6.25%, 06/01/2062(b)	1,425	1,438,914
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2047	3,515	3,526,454
5.00%, 07/01/2052	7,300	7,267,119
5.00%, 07/01/2057	2,250	2,224,046
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	10	10,009
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	1,000	1,003,985
Series 2024 5.00%, 01/01/2035	6,120	6,688,109
5.25%, 01/01/2040	8,500	9,214,342
5.25%, 01/01/2041	3,460	3,725,416
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	10,945	11,851,084
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	3,700	3,695,243
Series 2024 3.30%, 06/01/2037	17,400	17,507,191

		193,075,759

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(b)	4,150	4,327,644

90 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	$6,250	$6,309,535

		10,637,179

Maryland – 1.1%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(b)	1,750	1,507,411
Series 2019-B 3.875%, 06/01/2046(b)	300	265,945
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	1,004,812
Series 2022 5.75%, 07/01/2053	2,860	2,996,451
6.00%, 07/01/2058	10,000	10,582,052
AG Series 2026 5.25%, 07/01/2051	1,265	1,318,842
5.25%, 07/01/2056	1,750	1,812,134
5.25%, 07/01/2061	2,300	2,376,051
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036	3,200	3,353,290
5.00%, 06/30/2037	2,400	2,509,229
5.00%, 12/31/2037	2,605	2,717,719
5.00%, 06/30/2038	2,920	3,039,892
5.00%, 12/31/2038	1,015	1,054,484
5.25%, 06/30/2047	1,350	1,359,442
5.25%, 06/30/2052	52,190	52,236,084
5.25%, 06/30/2055	37,655	37,474,708
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2037	2,000	2,315,574
5.00%, 05/15/2039	1,750	2,036,218
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 5.00%, 07/01/2046	22,040	22,284,986

ABFunds.com	AB Corporate Shares 91

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(b)(c)	$29,840	$31,748,823
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2025-2 5.00%, 08/01/2034(b)(c)	1,550	1,726,387
5.00%, 08/01/2038(b)(c)	2,200	2,385,075
5.00%, 08/01/2039(b)(c)	1,270	1,369,717
5.25%, 08/01/2040(b)(c)	1,600	1,761,536
5.25%, 08/01/2041(b)(c)	1,700	1,864,982
5.25%, 08/01/2042(b)(c)	1,805	1,965,320
5.25%, 08/01/2043(b)(c)	1,520	1,646,991
5.25%, 08/01/2044(b)(c)	1,100	1,182,014

		197,896,169

Massachusetts – 1.3%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-E 5.00%, 11/01/2052	10,000	10,301,971
Series 2024-A 5.00%, 01/01/2054	10,000	10,315,031
Series 2024-B 5.00%, 05/01/2054	12,780	13,198,006
Series 2025-A 5.00%, 04/01/2055	10,000	10,348,714
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	10,000	10,642,757
Series 2025-B 5.25%, 07/01/2055	11,000	11,680,561
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052	2,000	2,011,680
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,200	1,211,620
6.50%, 07/15/2060(b)	18,005	17,899,383
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	10,185	10,184,729

92 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 01/01/2040	$940	$950,192
Series 2025 5.00%, 01/01/2030	1,120	1,189,355
5.00%, 01/01/2031	1,200	1,288,702
5.00%, 01/01/2035	1,230	1,349,416
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	3,405	3,325,250
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(b)	3,685	3,500,320
5.875%, 12/01/2060(b)	1,285	1,184,403
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	249,510
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,500	1,567,226
5.50%, 08/15/2050	7,000	7,237,071
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,665	3,528,761
Series 2022 5.00%, 07/01/2052	1,150	1,088,980
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	1,380	1,418,993
5.25%, 06/01/2060	6,995	7,180,910
5.25%, 06/01/2065	13,575	13,895,770
5.50%, 06/01/2050	3,900	4,111,175
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,503,655
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,309,149
Series 2023 5.00%, 10/01/2043	1,100	977,455
5.25%, 10/01/2036	415	403,304

ABFunds.com	AB Corporate Shares 93

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 10/01/2037	$500	$480,229
5.25%, 10/01/2038	515	488,563
5.25%, 10/01/2039	520	489,802
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,916,700
5.00%, 07/01/2031	1,350	1,351,761
5.00%, 07/01/2041	2,500	2,499,280
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,000	975,643
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	2,966,128
5.00%, 06/01/2026	420	420,365
5.00%, 06/01/2027	445	447,492
5.00%, 06/01/2028	1,850	1,871,220
Series 2021-B 4.00%, 06/01/2050	1,700	1,321,995
Massachusetts Development Finance Agency (Suffolk University) Series 2025 5.25%, 07/01/2055	6,670	6,552,252
6.00%, 07/01/2050	3,000	3,180,205
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	3,050	2,992,928
Series 2026 5.50%, 10/01/2040	1,825	2,025,352
5.50%, 10/01/2041	1,750	1,929,934
5.50%, 10/01/2042	1,750	1,917,624
5.50%, 10/01/2044	1,750	1,884,296
6.00%, 10/01/2049	1,750	1,893,772
7.375%, 10/01/2035	9,300	9,570,282
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	1,480	1,481,783
5.00%, 07/01/2046	2,500	2,499,660
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	2,260	2,280,535

94 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	$10,255	$10,559,739

		220,051,589

Michigan – 0.7%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(f)(i)	8,102	9,094,477
Series 2014-B 4.00%, 04/01/2044(k)	9,890	7,900,463
Series 2018 5.00%, 04/01/2033	1,000	1,028,869
5.00%, 04/01/2034	2,250	2,314,294
Series 2020 5.50%, 04/01/2045	1,690	1,756,793
5.50%, 04/01/2050	2,170	2,224,017
Series 2021-A 5.00%, 04/01/2050	1,000	1,004,972
Series 2023-A 5.25%, 05/01/2027	300	305,667
5.25%, 05/01/2029	700	741,650
Series 2023-B 6.844%, 05/01/2028	170	172,149
Series 2023-C 6.00%, 05/01/2043	1,500	1,669,413
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,870	3,995,578
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	1,060,700
5.00%, 11/01/2037	600	597,689
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-A 5.00%, 07/01/2046	1,025	1,026,497
Series 2016-D 5.00%, 07/01/2036	25,210	25,285,264
Series 2025-C 5.25%, 07/01/2050	9,000	9,488,383
5.25%, 07/01/2055	7,000	7,329,893

ABFunds.com	AB Corporate Shares 95

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$1,100	$1,112,552
Series 2020 5.00%, 05/15/2055	6,860	6,272,608
Kalamazoo Hospital Finance Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 05/15/2031	10	10,004
4.00%, 05/15/2032	20	20,009
4.00%, 05/15/2033	30	30,013
4.00%, 05/15/2036	65	65,029
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	1,895	1,127,361
4.00%, 12/01/2051	1,935	1,080,501
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,112,824
4.00%, 06/01/2049	5,000	4,292,657
Series 2020-B Zero Coupon, 06/01/2065	7,575	768,803
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 4.25%, 12/31/2038	3,630	3,632,146
4.50%, 06/30/2048	4,000	3,722,780
5.00%, 12/31/2033	2,000	2,055,164
5.00%, 12/31/2043	5,000	5,040,924
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	263,800	6,075,156

		116,415,299

Minnesota – 2.3%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	10,670	10,695,308
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(k)	23,500	24,518,826

96 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	$25,045	$25,199,625
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	19,500	19,882,323
City of Cottage Grove MN (Cottage Grove AH I LLLP) Series 2025 4.41%, 02/01/2030(b)	1,300	1,322,972
5.58%, 02/01/2043	32,255	32,802,855
7.25%, 02/01/2030(b)	9,725	9,629,364
7.50%, 08/01/2043(b)	2,000	2,002,977
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(b)	6,775	7,090,388
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(b)	1,000	969,588
5.50%, 06/01/2055(b)	3,460	3,258,846
5.50%, 06/01/2063(b)	1,855	1,716,885
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	19,240	19,197,603
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	19,205	19,289,694
7.25%, 05/01/2030	8,415	8,414,265
7.50%, 11/01/2043	1,370	1,374,469
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(b)	8,100	8,183,964
8.00%, 02/01/2043(b)	1,300	1,283,944
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(g)	600	483,425
4.00%, 06/01/2041(g)	1,220	828,655
4.00%, 06/01/2051(g)	1,250	723,091
4.00%, 06/01/2056(g)	2,180	1,197,020

ABFunds.com	AB Corporate Shares 97

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044	$10,000	$10,599,816
5.25%, 01/01/2049	1,000	1,024,287
Minnesota Health & Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040	6,900	6,273,250
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)(b)	3,285	3,249,811
6.25%, 11/15/2046(a)(b)	9,420	9,280,192
6.625%, 11/15/2056(a)(b)	17,585	17,453,969
6.625%, 11/15/2061(a)(b)	50,005	49,282,363
8.00%, 11/15/2031(a)(b)	1,625	1,622,985
Minnesota Health & Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,888,395
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035(c)	70,200	72,929,622
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	2,150	2,150,402
6.08%, 07/01/2042	7,350	7,675,487
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	2,000	1,685,386

		385,182,052

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036	1,000	1,106,830
5.25%, 07/01/2037	1,000	1,102,959
5.25%, 07/01/2038	1,000	1,098,860
5.25%, 07/01/2039	1,350	1,476,178
5.25%, 07/01/2040	1,315	1,424,035

98 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2041	$1,040	$1,112,340
5.25%, 07/01/2042	1,065	1,132,311
5.25%, 07/01/2044	1,500	1,572,207
5.25%, 07/01/2045	1,645	1,709,238
5.50%, 07/01/2050	6,750	6,956,279
5.50%, 07/01/2055	6,225	6,363,640
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(f)(g)(i)	14,500	725,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(b)	2,500	2,076,341
5.00%, 10/01/2026(b)	1,700	1,705,037
5.00%, 10/01/2027(b)	900	908,653
5.00%, 10/01/2028(b)	1,900	1,931,875
5.00%, 10/01/2033(b)	2,270	2,311,180
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,649,576
5.00%, 09/01/2041	16,350	16,375,264
5.00%, 09/01/2046	4,000	3,975,264
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	720	711,405
5.00%, 01/01/2035	1,230	1,288,002

		58,712,474

Missouri – 0.2%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	2,810	2,842,882
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	2,000	2,289,088
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	999,991
Series 2019 5.00%, 02/01/2042	620	631,089
5.00%, 02/01/2048	2,600	2,564,990

ABFunds.com	AB Corporate Shares 99

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	$1,300	$1,300,970
5.00%, 08/15/2046	1,760	1,646,626
5.00%, 08/15/2051	1,000	894,996
Series 2018 5.00%, 08/15/2042	6,940	6,825,857
Series 2021-A 5.00%, 08/15/2056	9,825	8,693,274
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(b)	6,000	6,055,737
6.50%, 06/15/2045(b)	5,525	5,573,800
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	2,000,665
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(b)	1,000	1,008,544
6.00%, 10/01/2049(b)	2,475	2,479,410

		45,807,919

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(b)	2,355	1,740,192
Series 2025 0.00%, 10/15/2055(b)(k)	19,115	15,935,160
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,098,935

		18,774,287

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	11,255	11,841,923
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	2,050	2,155,990

100 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2034	$1,510	$1,585,241
5.00%, 09/01/2036	5,000	5,254,884
5.00%, 09/01/2037	8,715	9,163,733
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	40,500	43,330,517
Metropolitan Utilities District of Omaha Water System Revenue (Metropolitan Utilities District of Omaha Water System Revenue) Series 2026 5.00%, 12/01/2027	8,365	8,687,301

		82,019,589

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	21,000	3,373,096
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2037	5,185	4,727,466
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040	1,800	1,800,576
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040	2,415	2,626,157
5.25%, 07/01/2043	1,500	1,605,945
5.25%, 07/01/2044	1,155	1,227,243
5.25%, 07/01/2054	7,370	7,506,438
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	31,005	17,982,900
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(f)(g)(i)	1,693	17
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040	4,200	4,321,138

ABFunds.com	AB Corporate Shares 101

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2045	$2,800	$2,835,463
5.00%, 07/01/2051	9,000	8,906,261

		56,912,700

New Hampshire – 3.1%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	18,969	18,515,598
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	13,581	13,601,102
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	18,455	18,423,693
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	12,916	13,294,536
Series 2025-1, Class A2 5.15%, 06/20/2041	3,689	3,789,722
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	17,389	17,052,214
Series 2026-1, Class A2 4.50%, 04/20/2043	3,967	3,913,176
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	2,132	2,131,832
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	15,191	15,192,408
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	8,609	8,612,295
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	3,346	3,341,789

102 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	$3,000	$2,933,270
6.00%, 08/01/2065	5,410	5,399,117
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	4,485	4,477,848
New Hampshire Business Finance Authority (National Finance Authority Municipal Certificates Series 2026-1) Series 2026-1, Class A2 4.25%, 07/20/2041	1,250	1,163,930
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	12,360	12,282,158
6.00%, 11/01/2055	33,305	31,559,382
10.00%, 05/01/2036	8,100	8,038,372
Series 2025-A Zero Coupon, 02/01/2035(b)	25,383	14,349,350
Series 2026 Zero Coupon, 12/15/2034(b)	6,000	3,441,367
6.125%, 12/15/2033(b)	1,500	1,500,596
6.50%, 12/01/2034(b)	19,000	19,046,402
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	19,667	19,950,589
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	39,368	40,017,011
Series 2022-1, Class X 0.350%, 09/20/2036(l)	23,716	429,225
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	25,672	25,489,489
Series 2022-2, Class X 0.691%, 10/01/2036(l)	23,770	942,027
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038	1,932	1,866,959

ABFunds.com	AB Corporate Shares 103

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	$13,359	$13,327,981
Series 2024-1, Class X 0.548%, 07/01/2051(l)	17,298	599,034
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	7,780	7,390,431
Series 2024-2, Class X 0.597%, 08/20/2039(l)	39,391	1,483,575
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	31,980	31,963,828
Series 2025-1, Class A1 4.167%, 01/20/2041	8,416	8,234,506
Series 2025-1, Class A2 4.167%, 01/20/2041	990	957,059
Series 2025-1, Class B 4.167%, 01/20/2041	1,585	1,250,188
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.946%, 02/20/2041	11,696	12,154,810
Series 2025-3, Class A2 4.946%, 02/20/2041	6,977	6,917,826
Series 2025-3, Class B 4.946%, 10/20/2042	1,196	869,361
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	18,330	17,907,906
Series 2026-1, Class B 9.465%, 07/20/2041(b)	1,243	1,878,849
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	13,420	13,798,290
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	17,000	16,740,315
5.25%, 06/01/2044	6,500	6,889,851
5.25%, 06/01/2045	6,625	6,981,929
5.50%, 06/01/2055	10,400	10,759,277

104 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(b)	$10,000	$8,801,196
4.875%, 11/01/2042(b)	12,520	11,349,579
Series 2020-A 3.625%, 07/01/2043(b)	4,800	3,866,460
Series 2020-B 3.75%, 07/01/2045(b)	4,785	3,894,056
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	9,606	9,584,782
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	3,714	3,716,583
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	4,050	4,047,527
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	24,445	24,460,804

		540,581,460

New Jersey – 2.0%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,069,670
6.00%, 06/15/2062	5,460	5,600,404
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(b)	1,260	1,045,822
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	7,800	8,180,771
6.625%, 01/01/2045(b)	14,670	15,487,599
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,481,630

ABFunds.com	AB Corporate Shares 105

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2047	$1,500	$1,521,810
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,000	986,606
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	6,045	6,055,548
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	8,895	9,012,602
5.00%, 10/01/2047	4,770	4,772,905
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,241,129
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,664,752
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	735,040
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	5,840	5,847,268
Series 2014-B 5.625%, 11/15/2030	1,475	1,477,164
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	4,460	4,574,364
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,328,496
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,017,430

106 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,000	$1,002,666
5.00%, 06/15/2028	21,660	21,718,671
5.00%, 06/15/2029	13,435	13,471,039
5.00%, 06/15/2030	6,000	6,015,719
Series 2018-A 5.00%, 06/15/2029	1,910	1,915,124
5.00%, 06/15/2030	24,975	25,040,429
5.00%, 06/15/2031	12,000	12,030,144
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	5,170	4,034,086
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046	810	862,266
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	20,000	21,015,846
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055	24,000	25,620,725
Series 2027-A 5.00%, 01/01/2031(a)	3,000	3,228,525
5.00%, 01/01/2032(a)	2,000	2,181,110
5.00%, 01/01/2033(a)	2,500	2,757,353
5.00%, 01/01/2034(a)	2,500	2,778,427
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	520	527,650
5.25%, 07/01/2043	1,020	1,044,661
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047	5,000	4,991,215
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031	1,425	1,478,186
5.00%, 06/01/2046	4,200	4,160,956

ABFunds.com	AB Corporate Shares 107

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2018-B 5.00%, 06/01/2046	$117,850	$114,570,977

		352,546,785

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2049	1,200	1,111,149
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	12,925	11,660,832
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	10,580	11,245,961

		24,017,942

New York – 7.4%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	2,250	2,066,935
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	33,260	33,223,557
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057	1,050	870,525
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,027,489
5.25%, 07/01/2062	2,500	2,520,538
Build NYC Resource Corp. (Metropolitan College of New York) 5.00%, 11/01/2039	564	451,066
Series 2014 5.25%, 11/01/2034	810	648,185
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(g)	1,250	1,111,593

108 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.50%, 06/15/2055	$2,000	$1,942,902
5.75%, 06/15/2060	3,500	3,487,963
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(b)	4,360	4,457,580
7.00%, 04/15/2058(b)	11,305	11,495,198
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2055	6,620	6,806,610
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(b)	6,000	5,718,292
5.375%, 10/15/2061(b)	16,000	15,043,845
Series 2026 5.25%, 06/01/2046(b)	1,000	987,938
5.50%, 06/01/2056(b)	2,000	1,936,326
5.625%, 06/01/2061(b)	1,500	1,466,757
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(b)(c)	7,500	7,713,037
5.00%, 03/01/2038(b)(c)	10,000	10,267,893
Series 2025-G 5.25%, 02/01/2048	15,000	15,863,382
5.25%, 02/01/2050	16,740	17,589,888
County of Nassau NY (County of Nassau NY) Series 2025-A 5.00%, 04/01/2055	10,000	10,368,893
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,653,327
5.00%, 07/01/2051	15,520	15,350,429
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	17,470	16,631,580
5.50%, 06/15/2057	7,350	7,164,989

ABFunds.com	AB Corporate Shares 109

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	$4,640	$5,128,035
Series 2016-D 5.00%, 11/15/2029	1,750	1,768,804
Series 2017-C 5.00%, 11/15/2028	12,930	13,503,783
5.00%, 11/15/2029	16,435	17,162,232
Series 2019-C 5.00%, 11/15/2038	380	397,452
Series 2020-A 5.00%, 11/15/2045	4,740	5,068,215
Series 2020-C 4.75%, 11/15/2045	23,880	24,016,870
5.00%, 11/15/2050	8,750	8,829,088
5.25%, 11/15/2055	15,885	16,125,180
Series 2020-D 4.00%, 11/15/2048	7,150	6,437,510
4.00%, 11/15/2049	6,425	5,740,910
Series 2025 5.00%, 11/15/2042	2,500	2,703,458
5.00%, 11/15/2043	4,150	4,449,544
5.25%, 11/15/2045	5,840	6,255,230
5.25%, 11/15/2055	5,840	6,033,881
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(b)	2,000	1,974,280
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,820,120
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(b)	1,620	1,543,829
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(h)(j)	525	37,552
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	3,645	2,959,909
New York City Housing Development Corp. (NYHDC 2024-8SPR) Series 2024-8SPR, Class D 4.00%, 12/15/2031	665	673,143

110 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-8SPR, Class E 4.375%, 12/15/2031	$1,275	$1,297,349
Series 2024-8SPR, Class F 5.25%, 12/15/2031	3,115	3,208,962
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033	13,000	12,366,066
3.85%, 02/01/2034	3,955	3,731,072
Series 2025 5.00%, 05/01/2046	6,955	7,342,812
5.00%, 05/01/2050	18,870	19,439,621
Series 2025-E 5.00%, 11/01/2053	8,000	8,194,477
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	30,000	4,601,316
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	28,715	29,564,835
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	13,560	13,570,730
5.375%, 11/15/2040(b)	3,395	3,397,215
7.25%, 11/15/2044(b)	9,665	9,680,086
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2005 5.25%, 10/01/2035	1,430	1,636,275
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	5,250	5,534,614
5.00%, 11/15/2053	7,000	7,283,944
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	2,000	1,963,917
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	2,085	2,118,734

ABFunds.com	AB Corporate Shares 111

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

AG Series 2020 3.00%, 09/01/2050	$14,890	$10,400,492
Series 2024 5.50%, 11/01/2047	1,000	1,037,539
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032	13,000	11,646,972
Series 2021-2 2.20%, 03/15/2034(b)(c)	13,000	11,087,937
Series 2025-C 5.00%, 03/15/2055	7,905	8,131,293
5.25%, 03/15/2050	4,000	4,246,985
New York State Dormitory Authority (Trustees of Columbia University in the City of New York) Series 2018-A 5.00%, 10/01/2048	11,000	12,322,651
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	17,245	13,840,216
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,500	4,628,137
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	20,335	20,917,120
Series 2025-A 5.00%, 03/15/2045	8,940	9,590,431
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031	3,965	4,142,789
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	15,300	15,770,556
5.00%, 01/01/2029	18,660	19,194,139
Series 2020 4.00%, 10/01/2030	13,980	14,199,583
4.375%, 10/01/2045	40,110	38,491,000
Series 2023 5.625%, 04/01/2040	11,250	11,911,402
6.00%, 04/01/2035	13,875	15,255,216

112 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053	$15,475	$13,432,696
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030	1,000	1,069,452
5.00%, 12/01/2035	1,100	1,156,496
Series 2022 5.00%, 12/01/2039	1,510	1,585,067
5.00%, 12/01/2040	2,500	2,612,831
5.00%, 12/01/2041	11,500	11,988,977
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 0.00%, 12/31/2054(k)	12,740	8,361,431
5.50%, 12/31/2054	9,465	9,595,419
5.50%, 12/31/2060	54,415	54,998,264
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.00%, 06/30/2049	5,000	4,997,606
5.375%, 06/30/2060	35,400	35,027,348
6.00%, 06/30/2054	31,580	32,841,248
Series 2024 5.25%, 06/30/2049	2,250	2,264,108
5.50%, 06/30/2054	11,875	11,979,987
5.50%, 06/30/2060	72,725	73,177,931
Series 2025 6.00%, 06/30/2055	29,700	31,423,803
6.00%, 06/30/2059	56,410	59,481,220
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	15,840	15,845,738
5.00%, 07/01/2046	6,895	6,861,193
5.25%, 01/01/2050	29,285	29,287,041
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	6,045	5,400,106
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	20,500	22,152,495
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060	10,000	6,341,907

ABFunds.com	AB Corporate Shares 113

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-2 5.00%, 09/01/2037	$3,000	$3,322,315
5.00%, 09/01/2038	3,000	3,303,971
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	5,500	5,667,337
6.00%, 12/01/2053	13,755	14,062,697
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	4,000	3,304,860
2.917%, 05/15/2040	10,000	7,738,507
Series 2022 5.00%, 05/15/2052	4,000	4,363,682
Series 2022-2 5.25%, 05/15/2052(b)(c)	10,000	10,451,760
5.25%, 05/15/2057(b)(c)	10,000	10,369,962
Series 2022-C 5.00%, 05/15/2047	10,000	10,387,060
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,060	2,128,179
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 4.125%, 05/15/2064	7,000	6,333,018
5.25%, 05/15/2064	3,000	3,108,893
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	10,200	9,574,276
5.00%, 06/01/2048	21,110	19,707,650
Series 2017-A 5.00%, 06/01/2041	1,560	1,570,985
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	861,495
5.25%, 09/15/2042	365	365,084
5.25%, 09/15/2047	625	591,369
5.25%, 09/15/2053	1,340	1,227,654
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(b)	3,000	3,004,636

114 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 5.25%, 12/01/2040(b)	$1,000	$1,004,199
6.00%, 12/01/2045(b)	700	718,499
6.375%, 12/01/2055(b)	2,100	2,144,824
6.50%, 12/01/2065(b)	1,725	1,764,078
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(b)	145	144,208

		1,274,345,787

North Carolina – 1.0%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2022 4.50%, 07/01/2047	13,170	12,895,375
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(b)	415	421,400
5.00%, 04/01/2028(b)	455	469,571
5.00%, 04/01/2029(b)	500	523,829
5.00%, 04/01/2030(b)	545	577,383
5.00%, 04/01/2031(b)	600	642,122
5.00%, 04/01/2034(b)	770	845,233
5.00%, 04/01/2036(b)	900	978,139
5.00%, 04/01/2037(b)	970	1,048,666
5.00%, 04/01/2040(b)	1,205	1,287,463
5.00%, 04/01/2042(b)	1,380	1,464,696
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.50%, 07/01/2047	2,880	3,016,734
5.50%, 07/01/2052	5,000	5,176,030
Inlivian (Vue at Honeywood Ave) Series 2026 5.68%, 12/01/2043(b)	16,525	16,430,626
7.50%, 12/01/2043(b)	475	472,596
10.00%, 12/01/2043(b)	550	533,180
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055	14,800	15,152,320
5.75%, 02/01/2050	12,000	12,877,682

ABFunds.com	AB Corporate Shares 115

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040	$5,000	$4,605,053
5.00%, 07/01/2045	4,650	4,283,924
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047	2,950	2,639,781
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	11,120	11,065,956
5.25%, 11/01/2056	14,800	14,867,603
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2041	6,000	6,512,950
5.00%, 06/01/2042	3,110	3,343,414
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2036	245	261,850
5.25%, 10/01/2037	430	464,908
5.25%, 10/01/2039	1,440	1,538,945
5.25%, 10/01/2040	760	807,677
5.625%, 10/01/2055	360	365,771
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	1,001,124
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049	510	512,352
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024
Zero Coupon, 01/01/2050	11,750	3,722,055
Zero Coupon, 01/01/2051	7,490	2,238,971
Zero Coupon, 01/01/2052	6,435	1,816,451
Zero Coupon, 01/01/2053	1,750	468,566

116 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Raleigh Housing Authority (Union at Capital LP) Series 2026 4.95%, 02/01/2030(b)	$1,545	$1,524,915
5.88%, 12/01/2043(b)	29,870	29,541,251
7.70%, 12/01/2043(b)	830	818,970
Series 2026-B 6.95%, 02/01/2030(b)	13,945	13,763,129

		180,978,661

North Dakota – 0.1%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 3.00%, 12/01/2051	4,000	2,790,756
4.00%, 12/01/2035	4,000	3,891,552
4.00%, 12/01/2036	3,625	3,499,725
4.00%, 12/01/2037	1,190	1,140,214
4.00%, 12/01/2040	1,875	1,738,013
4.00%, 12/01/2041	1,865	1,690,678
5.00%, 12/01/2034	7,545	7,879,297
Series 2023-A 5.42%, 12/01/2053	5,270	5,317,357
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2053	5,230	4,439,329
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	4,950	5,501,944

		37,888,865

Ohio – 2.8%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020 4.00%, 11/15/2037	800	841,860
4.00%, 11/15/2038	750	789,243
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	10,000	8,678,819
Series 2020-B Zero Coupon, 06/01/2057	113,000	8,625,799
5.00%, 06/01/2055	143,385	113,721,640

ABFunds.com	AB Corporate Shares 117

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$3,765	$3,811,157
5.00%, 12/01/2047	3,735	3,717,502
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,325	1,444,343
5.25%, 01/01/2041	1,655	1,790,790
5.25%, 01/01/2045	16,450	17,324,637
5.50%, 01/01/2050	10,425	10,997,317
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	12,600	12,499,727
5.00%, 02/15/2052	5,680	5,327,955
5.25%, 02/15/2047	12,860	12,862,520
5.50%, 02/15/2057	9,370	9,370,349
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,715	3,470,731
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(b)(c)	8,075	8,688,743
5.00%, 06/01/2038(b)(c)	7,440	7,909,006
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	23,425	22,600,798
Series 2025-A 5.50%, 08/01/2044	1,000	1,047,939
5.50%, 08/01/2045	1,900	1,978,172
5.50%, 08/01/2051	5,000	5,091,368
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,687,249
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(f)(g)(h)(i)(j)	1,588	18,667
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(f)(g)(h)(i)(j)	8,021	95,052

118 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	$6,000	$5,883,670
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	1,000	1,071,285
6.625%, 12/01/2042	21,540	22,918,579
6.75%, 12/01/2052	20,585	21,154,124
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	7,500	6,079,224
Series 2023 5.00%, 12/01/2053(b)	16,000	16,320,792
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	10,900	11,557,176
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	1,030	988,948
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	7,100	7,159,509
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029	1,780	1,769,866
Series 2026 4.125%, 01/01/2036	2,200	2,194,190
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	2,750	2,774,789
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	1,750	1,427,025
4.00%, 10/01/2052	11,900	9,181,775
Series 2025 5.375%, 10/01/2045	3,000	3,012,090
5.50%, 10/01/2050	4,000	3,927,157
5.50%, 10/01/2057	4,000	3,870,588

ABFunds.com	AB Corporate Shares 119

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039	$880	$917,181
5.00%, 05/01/2040	785	814,415
5.00%, 05/01/2041	815	839,233
5.00%, 05/01/2042	435	445,267
5.25%, 05/01/2049	9,380	9,314,214
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(b)	2,250	2,364,633
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	3,480	3,473,994
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(b)	2,500	2,626,669
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042	1,635	1,374,929
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,895,718
4.00%, 01/01/2043	2,000	1,893,481
4.00%, 01/01/2046	2,000	1,823,925
4.00%, 01/01/2051	8,500	7,297,622
4.00%, 01/01/2057	7,500	6,213,469
University of Toledo (University of Toledo) Series 2023-2 3.455%, 06/01/2036(b)(c)	48,190	47,748,160

		475,725,080

Oklahoma – 0.8%
Oklahoma Capitol Improvement Authority (State of Oklahoma State Lease) Series 2025 5.25%, 07/01/2055	10,610	11,218,028
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049	9,525	8,667,020

120 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038	$1,000	$1,011,933
5.25%, 08/15/2043	11,545	11,646,572
5.50%, 08/15/2052	10,890	10,859,398
5.50%, 08/15/2057	23,625	23,301,054
Series 2022-A 5.50%, 08/15/2037	10,000	10,412,534
5.50%, 08/15/2041	11,995	12,293,390
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	14,710	15,822,353
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	23,975	27,009,739
6.25%, 12/01/2040	6,500	7,176,057

		139,418,078

Oregon – 0.5%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034	13,250	14,481,488
5.00%, 08/01/2035	1,660	1,798,870
5.25%, 08/01/2037	1,960	2,135,502
5.25%, 08/01/2038	2,185	2,363,872
5.25%, 08/01/2039	1,205	1,294,813
5.25%, 08/01/2040	1,000	1,064,060
5.25%, 08/01/2041	1,725	1,814,260
5.25%, 08/01/2054	13,250	13,078,868
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	756,221
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045	4,500	4,636,565
5.00%, 08/15/2050	5,500	5,566,805
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	6,430	2,855,209
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030	1,630	1,752,421

ABFunds.com	AB Corporate Shares 121

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040	$1,990	$2,032,306
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052	10,000	10,120,115
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,350	1,070,178
Zero Coupon, 06/15/2053	10,500	2,698,393
University of Oregon (University of Oregon) Series 2026-A 5.00%, 04/01/2036	10,050	11,686,299

		81,206,245

Other – 0.8%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.97% (MUNIPSA + 0.88%), 10/01/2027(b)(d)	52,700	52,383,800
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	16,000	16,183,641
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(b)	70,451	68,095,257
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class AUS 3.125%, 09/25/2036	3,759	3,462,876
Series 2022-ML13, Class XCA 0.965%, 07/25/2036(l)	16,315	699,445
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.157%, 01/20/2041	6,493	5,984,730

		146,809,749

122 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 2.7%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	$2,000	$2,051,377
5.375%, 05/01/2042(b)	2,500	2,531,202
Series 2022 5.25%, 05/01/2042(b)	14,130	14,611,488
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 5.50%, 05/01/2032(b)	2,015	2,167,202
6.00%, 05/01/2042(b)	2,050	2,252,632
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	20,822	19,554,005
7.00%, 06/30/2039	7,800	6,544,367
8.00%, 06/30/2034	3,135	3,199,035
Series 2024-A 6.00%, 06/30/2034	1,483	1,570,993
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) AG Series 2021 4.00%, 07/01/2046	7,850	7,240,278
5.00%, 07/01/2030	1,275	1,349,363
5.00%, 07/01/2031	2,300	2,455,754
5.00%, 07/01/2036	1,225	1,284,823
5.00%, 07/01/2038	1,000	1,041,794
5.00%, 07/01/2041	3,630	3,737,565
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,317,673
6.00%, 10/01/2048	9,000	8,525,562
City of Philadelphia PA (City of Philadelphia PA) Series 2025-A 5.25%, 08/01/2043	5,000	5,574,103
5.25%, 08/01/2044	7,250	8,025,535
5.25%, 08/01/2045	5,555	6,099,461

ABFunds.com	AB Corporate Shares 123

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045	$5,000	$3,669,249
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	14,500	14,816,174
5.00%, 04/01/2036	8,000	9,300,298
County of Lehigh PA (Thomas Jefferson University Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	10,001,266
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,175,374
6.00%, 06/01/2051	2,200	2,200,032
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,769,982
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,759,309
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	2,000	1,950,121
5.00%, 03/01/2050	500	429,670
Series 2022 5.00%, 03/01/2029	1,665	1,685,829
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049	1,000	986,192
5.00%, 05/01/2054	800	776,765
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	5,500	5,398,985

124 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2019 5.00%, 09/01/2051	$2,300	$2,305,361
Series 2022 4.00%, 05/01/2052	5,900	5,052,453
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,745	4,747,354
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,669,483
Series 2016-B 5.25%, 03/01/2031	1,640	1,643,885
5.25%, 03/01/2037	1,170	1,170,775
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048	11,000	11,509,271
6.00%, 06/30/2061	24,600	25,923,055
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	20,160	20,174,118
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b)	5,750	6,060,303
Series 2026 5.45%, 03/01/2056(b)	11,000	11,069,582
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2029	450	457,392
4.00%, 01/01/2030	1,575	1,608,430
4.00%, 01/01/2032	800	819,523

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050	$8,000	$8,157,290
Pennsylvania Higher Educational Facilities Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 05/01/2032	1,000	1,000,631
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 4.375%, 11/01/2054	4,000	3,742,155
5.25%, 11/01/2048	3,050	3,215,623
5.50%, 11/01/2054	1,700	1,761,005
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	27,330	27,812,049
Series 2025-2 5.50%, 08/15/2055(b)(c)	16,000	17,150,093
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2024-C 5.25%, 12/01/2054	11,250	11,903,907
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(b)(c)	26,610	27,840,766
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,662,013
5.00%, 08/01/2054	3,560	3,278,026
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	1,911,114
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	3,285	3,290,696
5.00%, 06/15/2050(b)	4,585	4,256,090

126 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060	$10,000	$10,357,196
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 3.341%, 09/01/2040(b)(c)	46,555	46,242,202
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2033	3,000	3,017,126
5.00%, 09/01/2036	1,000	1,004,739
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(b)	11,630	11,854,981
7.75%, 08/01/2060(b)	2,290	2,432,662
State Public School Building Authority (Harrisburg School District) AG Series 2016 5.00%, 12/01/2030	7,160	7,244,845
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,741,167
5.00%, 08/01/2043	5,750	5,794,858

		462,935,677

Puerto Rico – 2.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	6,410	4,643,935
4.00%, 07/01/2033	12,000	11,982,703
4.00%, 07/01/2035	4,200	4,160,821
4.00%, 07/01/2037	1,631	1,586,403
4.00%, 07/01/2041	2,217	2,074,055
5.625%, 07/01/2029	2,542	2,675,514
5.75%, 07/01/2031	3,784	4,090,088
Series 2022-A Zero Coupon, 11/01/2051	11,639	7,157,724
0.00%, 11/01/2051	66,600	22,390,875
5.069%, 11/01/2051	33,729	23,357,191
Series 2022-C Zero Coupon, 11/01/2043	61,416	41,762,606

ABFunds.com	AB Corporate Shares 127

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	$4,378	$4,290,936
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	5,500	5,723,444
5.00%, 07/01/2035(b)	9,455	9,776,294
Series 2021-A 4.00%, 07/01/2042(b)	2,500	2,370,672
Series 2021-B 4.00%, 07/01/2042(b)	4,000	3,793,075
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(f)(i)	7,315	5,157,075
5.00%, 07/01/2037(f)(i)	15,260	10,758,300
AG Series 2007-V 5.25%, 07/01/2029	5,965	6,025,926
5.25%, 07/01/2031	25,380	25,896,361
5.25%, 07/01/2033	9,250	9,286,218
Series 2008-W 5.25%, 07/01/2033(f)(i)	1,000	705,000
5.50%, 07/01/2038(f)(i)	10,490	7,395,450
Series 2010-A 5.25%, 07/01/2029(f)(i)	2,950	2,079,750
5.25%, 07/01/2030(f)(i)	1,040	733,200
Series 2010-C 5.00%, 07/01/2024(f)(m)	1,735	1,223,175
5.25%, 07/01/2027(f)(i)	3,360	2,368,800
5.25%, 07/01/2028(f)(i)	500	352,500
Series 2010DDD 5.00%, 07/01/2021(f)(m)	1,050	740,250
5.00%, 07/01/2022(f)(m)	950	669,750
Series 2010-X 5.25%, 07/01/2040(f)(i)	20,585	14,512,425
5.75%, 07/01/2036(f)(i)	7,375	5,199,375
Series 2010ZZ 5.25%, 07/01/2018(f)(m)	3,500	2,467,500
5.25%, 07/01/2024(f)(m)	2,565	1,808,325
5.25%, 07/01/2025(f)(m)	620	437,100
Series 2012-A 5.00%, 07/01/2029(f)(i)	2,510	1,769,550
5.00%, 07/01/2042(f)(i)	2,125	1,498,125
5.05%, 07/01/2042(f)(i)	2,585	1,822,425

128 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2013-A 7.00%, 07/01/2033(f)(i)	$1,700	$1,198,500
7.00%, 07/01/2040(f)(i)	750	528,750
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,972	1,965,480
6.625%, 01/01/2028	15,042	14,967,268
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	1,260	1,426,485
6.50%, 01/01/2042	3,250	3,622,084
6.75%, 01/01/2045	6,370	7,095,203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	384	370,038
Zero Coupon, 07/01/2046	123,224	43,922,394
Zero Coupon, 07/01/2051	58,864	15,356,275
Series 2019-A 4.329%, 07/01/2040	11,315	11,186,810
4.55%, 07/01/2040	1,198	1,199,228
4.75%, 07/01/2053	2,000	1,906,861
5.00%, 07/01/2058	57,056	55,418,778

		414,907,070

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AG Series 2017-A 5.00%, 05/15/2029	1,000	1,022,688

South Carolina – 1.8%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2044	1,000	1,072,501
5.25%, 07/01/2054	4,000	4,103,751
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	570	568,667
5.41%, 11/01/2039	12,570	12,370,528
6.28%, 11/01/2039	520	512,163

ABFunds.com	AB Corporate Shares 129

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	$16,500	$14,950,634
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(g)(h)(j)(n)	6,937	6,937,111
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(b)(c)	30,000	32,164,968
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035	1,225	1,287,113
5.25%, 11/15/2039	1,000	1,044,998
5.50%, 11/15/2044	1,000	1,035,115
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	6,500	7,069,429
5.25%, 11/01/2044	3,600	3,884,007
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(b)	31,110	31,602,938
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(b)	580	569,094
Series 2023-A 6.50%, 02/01/2056(b)	16,895	17,104,949
Series 2023-B 7.50%, 08/01/2047(b)	7,000	6,911,514
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2026 3.95%, 04/01/2033	3,000	2,988,193
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(f)(g)(i)	2,470	271,700

130 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.25%, 06/01/2040(f)(g)(i)	$6,100	$671,000
6.50%, 06/01/2051(f)(g)(i)	9,070	997,700
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2048	9,355	9,981,631
5.50%, 11/01/2050	3,965	4,199,024
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(k)	15,800	12,072,026
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	2,510	2,516,094
4.25%, 12/01/2031	8,000	8,013,397
4.60%, 12/01/2032	6,480	6,489,914
5.00%, 12/01/2035	1,750	1,813,619
5.00%, 12/01/2040	1,370	1,386,803
5.50%, 12/01/2045	1,270	1,296,182
5.75%, 12/01/2060	1,045	1,039,929
5.80%, 12/01/2050	1,220	1,236,404
South Carolina Public Service Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 12/01/2034	1,240	1,242,296
5.00%, 12/01/2036	325	325,602
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	14,525	14,524,696
Series 2016-A 5.00%, 12/01/2034	2,575	2,578,831
5.00%, 12/01/2036	675	675,896
Series 2016-B 5.00%, 12/01/2037	2,000	2,017,493
5.00%, 12/01/2041	10,500	10,570,277
Series 2021-A 4.00%, 12/01/2035	1,000	1,023,627
Series 2022 4.00%, 12/01/2038	550	555,409
4.00%, 12/01/2049	5,166	4,664,627
Series 2022-A 4.00%, 12/01/2052	14,000	12,403,028
5.00%, 12/01/2055	10,000	10,140,411

ABFunds.com	AB Corporate Shares 131

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

AG Series 2024-B 5.00%, 12/01/2054	$12,000	$12,337,273
Series 2025-A 5.00%, 12/01/2045	3,250	3,447,127
5.00%, 12/01/2055	24,625	25,054,091
5.25%, 12/01/2050	8,375	8,865,524
Series 2025-B 5.00%, 12/01/2044	3,695	3,953,647
5.00%, 12/01/2045	2,375	2,519,055
5.00%, 12/01/2047	5,000	5,205,756
5.00%, 12/01/2048	2,250	2,331,264

		322,599,026

South Dakota – 0.2%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2051	7,970	6,332,618
4.00%, 08/01/2056	2,415	1,853,862
4.00%, 08/01/2061	7,705	5,767,511
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033	3,260	3,313,615
5.00%, 09/01/2040	15,035	15,204,229
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	5,360	5,542,720

		38,014,555

Tennessee – 2.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	9,080	9,052,268
5.125%, 12/01/2042(b)	31,490	30,969,341
Series 2016-B Zero Coupon, 12/01/2031(b)	3,800	2,840,310
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(g)	2,000	1,960,112
9.25%, 11/01/2042(g)	5,450	5,332,995
9.50%, 11/01/2052(g)	15,765	14,763,938
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Prerefunded - US Govt Agencies) Series 2016 5.00%, 07/01/2040	2,435	2,443,881

132 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	$2,000	$1,553,787
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2048	2,335	2,352,728
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(f)(g)(h)(i)(j)	4,001	47,409
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	6,940	3,120,225
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047	12,500	12,927,390
5.50%, 07/01/2052	13,000	13,527,959
Series 2026-B 5.00%, 07/01/2030	2,000	2,152,665
5.00%, 07/01/2031	2,200	2,393,152
5.00%, 07/01/2032	2,675	2,932,215
5.00%, 07/01/2033	1,875	2,071,853
5.00%, 07/01/2034	3,110	3,457,886
5.00%, 07/01/2035	3,375	3,760,728
5.00%, 07/01/2036	1,375	1,531,300
5.00%, 07/01/2037	1,850	2,046,338
5.00%, 07/01/2039	1,825	1,994,190
5.00%, 07/01/2040	2,100	2,285,438
Series 2026-D 5.00%, 07/01/2034	1,855	2,062,501
5.00%, 07/01/2035	1,050	1,170,004
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(b)	1,000	1,005,977
5.25%, 06/01/2056(b)	15,410	14,928,880

ABFunds.com	AB Corporate Shares 133

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$27,000	$28,691,739
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054	41,975	44,278,894
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052	27,820	29,490,338
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	44,230	47,269,609
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	61,585	65,214,444
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	9,875	7,981,577

		367,612,071

Texas – 7.0%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.25%, 06/15/2039(b)	1,095	1,055,494
4.50%, 06/15/2044(b)	830	778,582
4.75%, 06/15/2049(b)	1,830	1,669,664
4.875%, 06/15/2059(b)	1,000	892,262
5.00%, 06/15/2064(b)	1,700	1,524,621
Series 2025 5.75%, 06/15/2055(b)	5,800	5,852,951
5.875%, 06/15/2065(b)	6,550	6,614,819
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(b)	5,080	5,096,381
6.25%, 06/01/2063(b)	9,155	9,212,776
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	6,015	5,930,543
6.375%, 06/01/2062(b)	9,785	9,665,556

134 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	$8,545	$7,741,209
4.00%, 10/01/2050	3,815	3,313,215
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(b)	17,640	17,474,766
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	8,380	8,321,948
5.00%, 12/01/2045	9,660	9,108,239
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(f)(g)(h)(i)(j)	9,374	938
12.00%, 06/01/2043(f)(g)(h)(i)(j)	2,343	234
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2049	3,940	4,006,343
Series 2021-B 5.00%, 01/01/2046	4,600	4,740,389
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	183,265	12,606,708
6.00%, 12/01/2062	20,940	19,670,364
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	10,025	8,956,578
6.25%, 12/01/2054(b)	4,070	3,442,871
City of Dallas TX (City of Dallas TX) Series 2024-B 5.00%, 02/15/2027	4,000	4,074,267
City of Fort Worth TX (City of Fort Worth TX) Series 2025 5.00%, 03/01/2027	13,000	13,263,006
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033	2,495	2,149,092

ABFunds.com	AB Corporate Shares 135

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

2.147%, 03/01/2034	$7,405	$6,255,624
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.25%, 07/01/2042	5,000	5,380,755
5.25%, 07/01/2043	5,000	5,351,164
5.25%, 07/01/2048	5,000	5,192,459
Series 2025-A 5.25%, 07/01/2036	1,250	1,416,356
5.25%, 07/01/2037	4,000	4,496,461
5.25%, 07/01/2039	5,350	5,940,147
5.25%, 07/01/2040	4,000	4,417,692
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	13,920	13,934,739
Series 2018 5.00%, 07/15/2028	22,875	23,459,845
Series 2020 5.00%, 07/01/2027	1,750	1,776,711
5.00%, 07/15/2027	8,025	8,151,380
Series 2024-B 5.25%, 07/15/2033	1,350	1,435,327
5.25%, 07/15/2034	1,000	1,066,111
5.50%, 07/15/2036	17,505	18,796,139
5.50%, 07/15/2037	51,350	54,917,511
5.50%, 07/15/2038	16,940	18,037,710
5.50%, 07/15/2039	14,980	15,837,166
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	37,040	38,885,244
AG Series 2026-C Zero Coupon, 09/01/2049	13,500	4,164,271
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,577,565
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(b)	975	992,059
6.00%, 06/15/2043(b)	3,365	3,385,354
6.00%, 06/15/2048(b)	5,125	4,915,834

136 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.25%, 06/15/2053(b)	$5,800	$5,597,659
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	1,525	1,322,235
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	23,100	20,762,998
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)	850	850,205
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	2,000	1,716,482
Series 2025-A 5.00%, 11/01/2033	25,095	27,724,512
5.00%, 11/01/2035	3,560	3,935,274
5.00%, 11/01/2036	8,780	9,641,931
5.25%, 11/01/2037	13,800	15,367,594
5.25%, 11/01/2038	12,400	13,732,425
5.25%, 11/01/2039	3,520	3,878,280
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	3,150	3,379,472
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065	10,000	10,313,475
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	10,000	10,248,470
Series 2020 4.00%, 10/01/2045	14,600	13,724,328
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	24,195	24,749,242
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042	2,000	897,215
Zero Coupon, 12/01/2051	11,540	2,811,917

ABFunds.com	AB Corporate Shares 137

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 12/01/2054	$3,340	$666,644
Zero Coupon, 12/01/2056	17,105	3,119,538
Series 2022-B Zero Coupon, 12/01/2042	1,395	601,975
Zero Coupon, 12/01/2043	2,000	808,938
Zero Coupon, 12/01/2044	5,640	2,134,112
Zero Coupon, 12/01/2046	1,665	545,217
Zero Coupon, 12/01/2055	2,895	522,872
Zero Coupon, 12/01/2056	5,000	854,149
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,504,087
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058	10,185	10,470,646
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	22,150	22,203,552
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,505,810
6.00%, 07/15/2057	10,300	10,412,217
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	3,000	2,974,546
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2060	2,500	2,504,058
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(f)(i)(k)	216	106,056
7.50%, 11/15/2036(f)(i)	50	50,000
7.50%, 11/15/2037(f)(i)	10	10,000

138 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(g)	$19,015	$19,014,521
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	10,200	8,737,454
Series 2025 5.25%, 07/01/2032	2,150	2,164,942
6.75%, 07/01/2044	5,795	6,052,201
7.125%, 07/01/2056	2,890	2,980,284
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	759,523
5.00%, 01/01/2055	3,010	2,536,933
Series 2022 4.00%, 01/01/2047	4,575	3,506,021
4.25%, 01/01/2057	1,380	996,090
5.00%, 01/01/2057	2,950	2,448,350
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(f)(i)	22	2,233
7.25%, 12/31/2030(f)(i)	126	12,585
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	515,685
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b)	9,645	9,738,615
6.50%, 07/01/2056(b)	28,235	27,929,012
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	8,287,797
North Texas Municipal Water District (North Texas Municipal Water District Buffalo Creek Wastewater Interceptor System) Series 2025 5.25%, 06/01/2055	11,950	12,398,006

ABFunds.com	AB Corporate Shares 139

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033	$1,400	$1,419,015
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	15,050	13,696,380
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)	28,120	27,446,467
5.25%, 01/01/2054(b)	5,900	5,361,407
10.00%, 07/01/2026(b)	4,000	4,001,649
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2020 4.00%, 01/01/2050(b)	2,900	2,212,853
Series 2021 2.125%, 01/01/2028(b)	540	505,111
2.25%, 01/01/2029(b)	800	721,912
2.50%, 01/01/2030(b)	905	793,192
2.625%, 01/01/2031(b)	500	424,875
3.00%, 01/01/2050(b)	1,000	622,120
Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054	10,000	10,319,951
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	10,000	10,444,820
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051	11,640	12,974,071
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044	1,175	1,204,248
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(f)(h)(i)(j)	3,273	– 0	–

140 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	$4,679	$4,044,984
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(f)(h)(i)(j)	2,896	– 0	–
5.25%, 11/15/2047(f)(h)(i)(j)	894	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	2,000	2,212,708
5.00%, 11/15/2055	12,000	12,272,231
5.50%, 11/15/2052	9,795	10,460,237
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	4,710	4,947,464
5.00%, 12/15/2031	4,775	5,090,930
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,660	1,755,580
Series 2023-B 5.50%, 01/01/2054	46,605	50,922,706
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	60,170	64,150,637
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036(a)	55,090	57,395,313
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	39,125	41,307,471
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2031	5,000	5,301,605
Series 2023 5.50%, 12/31/2058	35,420	36,477,606

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057	$47,215	$47,374,204
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035	1,015	1,017,102

		1,212,554,672

Utah – 1.3%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(b)	10,200	10,373,900
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2035	1,695	1,890,127
5.00%, 07/01/2036	2,155	2,391,029
5.00%, 07/01/2037	3,320	3,659,720
5.00%, 07/01/2038	4,400	4,821,280
5.00%, 07/01/2039	9,000	9,805,556
5.00%, 07/01/2040	3,750	4,063,851
5.25%, 07/01/2041	7,900	8,725,130
5.25%, 07/01/2042	5,890	6,461,548
5.25%, 07/01/2043	6,525	7,109,974
5.50%, 07/01/2050	10,000	10,643,332
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.00%, 03/01/2041(b)	1,700	1,719,556
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	23,000	24,624,094
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	12,300	12,242,250

142 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(b)	$16,200	$15,939,054
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(b)	1,000	1,012,524
5.20%, 06/01/2054(b)	4,435	4,444,004
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.75%, 06/01/2060(b)	1,650	1,679,918
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(b)	4,000	4,011,945
Series 2024-2 6.00%, 06/15/2054(b)	4,000	4,115,603
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	5,000	4,191,700
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	11,402	11,583,455
Series 2025-A 0.00%, 03/01/2055(k)	1,000	823,660
5.125%, 03/01/2035	3,000	3,132,734
5.875%, 03/01/2045	3,345	3,497,305
6.125%, 03/01/2055	12,330	12,833,996
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b)(k)	13,954	12,310,603
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032	1,000	1,064,672
5.00%, 10/15/2037	1,410	1,467,135
5.00%, 10/15/2046	3,570	3,574,729

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023 5.625%, 10/15/2038	$1,000	$1,087,590
6.00%, 10/15/2047	2,765	2,991,712
Series 2024 5.00%, 10/15/2028	490	508,249
5.00%, 10/15/2029	515	540,025
5.00%, 10/15/2030	540	572,043
5.00%, 10/15/2031	570	608,525
5.00%, 10/15/2032	595	639,388
5.00%, 10/15/2033	625	674,737
5.00%, 10/15/2034	660	714,442
5.25%, 10/15/2036	535	581,516
5.25%, 10/15/2039	500	532,763
5.50%, 10/15/2044	1,050	1,103,958
5.50%, 10/15/2048	1,280	1,313,022
Series 2025 5.25%, 10/15/2037	5,870	6,271,583
5.25%, 10/15/2040	1,335	1,404,001
5.25%, 10/15/2049	1,780	1,764,928
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(b)	2,000	2,045,506
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	6,443	5,419,009
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	8,900	9,209,021

		232,196,402

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(b)	1,100	1,110,497
Series 2022 5.00%, 06/01/2052(b)	3,750	3,786,871
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(b)	3,000	2,395,931

144 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.50%, 10/01/2043(b)	$2,500	$2,259,379

		9,552,678

Virginia – 1.4%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	19,060	18,621,458
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(b)	955	956,329
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	11,900	12,129,976
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	2,100	2,286,773
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	8,300	8,241,535
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	7,490	6,266,110
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	16,440	14,276,282
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	3,000	3,016,517
7.00%, 09/01/2053	3,665	4,013,505
7.00%, 09/01/2059	7,050	7,681,645
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(b)	1,500	1,150,658
5.25%, 07/01/2035(b)	1,200	1,048,473
Series 2015-A 5.00%, 07/01/2035(b)	1,500	1,285,696

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2045(b)	$1,610	$1,235,040
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	1,700	1,658,935
Series 2025 6.00%, 06/01/2050	1,245	1,309,153
6.00%, 06/01/2055	4,075	4,257,434
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,908,462
4.00%, 07/01/2040	1,325	1,278,400
4.00%, 01/01/2048	3,435	3,066,577
5.00%, 07/01/2038	4,250	4,444,694
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030	3,070	3,125,710
4.00%, 01/01/2033	7,500	7,578,432
4.00%, 07/01/2034	5,250	5,274,122
4.00%, 01/01/2035	2,550	2,553,385
4.00%, 07/01/2035	5,750	5,741,361
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	47,210	45,638,171
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	3,750	3,750,159
5.00%, 12/01/2034	4,835	5,253,909
5.00%, 12/01/2039	3,000	3,181,285
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	16,380,744
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	13,290	12,856,503
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069% (SOFR + 5.50%), 06/01/2029(d)(f)(g)(i)	20,870	8,348,000
8.50%, 06/01/2042(f)(g)(i)	24,285	9,714,000

		230,529,433

146 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington – 1.8%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	$10,170	$11,506,933
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049	3,000	3,293,003
6.875%, 12/01/2053	1,155	1,257,256
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045	4,000	4,049,349
7.00%, 12/01/2060	29,545	29,905,635
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048	9,000	9,052,561
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	15,295	15,609,214
Series 2022 5.50%, 08/01/2047	4,275	4,511,323
Series 2025-2 5.00%, 08/01/2046(b)(c)	12,550	12,867,688
5.25%, 07/01/2049(b)(c)	17,485	18,222,467
Series 2026-2 5.50%, 10/01/2050(b)(c)	12,000	12,817,520
State of Washington (State of Washington) Series 2026 5.00%, 06/01/2028	1,795	1,886,125
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	18,260	18,601,299
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033	6,710	6,843,306
5.00%, 08/15/2035	5,750	5,852,195
5.00%, 08/15/2037	3,565	3,620,113

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 09/01/2044	$1,850	$1,946,722
5.50%, 09/01/2055	5,000	5,261,588
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	1,125	1,101,151
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2036	2,965	3,018,191
Series 2017-A 5.00%, 07/01/2035	2,350	2,395,876
Series 2017-B 5.00%, 07/01/2034	1,855	1,893,961
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043	8,070	7,640,839
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(b)	5,155	5,135,664
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(b)	445	445,005
5.25%, 01/01/2043(b)	2,870	2,745,566
Series 2015 6.00%, 01/01/2045(b)	2,920	2,920,009
Series 2016 5.00%, 01/01/2031(b)	5,305	5,341,080
5.00%, 01/01/2036(b)	1,075	1,079,453
5.00%, 01/01/2046(b)	1,140	1,100,012
Series 2019-A 5.00%, 01/01/2034(b)	1,000	1,024,252
5.00%, 01/01/2049(b)	5,430	5,074,813
5.00%, 01/01/2055(b)	12,670	11,547,080
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(b)	1,215	1,310,490
6.125%, 07/01/2053(b)	5,805	6,117,614

148 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.25%, 07/01/2059(b)	$9,845	$10,418,241
6.375%, 07/01/2063(b)	5,955	6,334,738
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(b)	2,000	1,790,590
5.00%, 01/01/2056(b)	2,500	2,196,491
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	17,905	17,274,095
Series 2021-1, Class X 0.727%, 12/20/2035(l)	13,682	488,752
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	30,692	28,679,342
Series 2023-1, Class X 1.496%, 04/20/2037(l)	67,595	6,262,249
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	10,967	10,690,363

		311,130,214

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(b)	1,000	810,047
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b)(k)	12,670	2,860,526
7.00%, 06/01/2043(b)	900	955,046
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	2,150	1,781,765
4.875%, 06/01/2049	5,450	5,334,934
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	6,300	6,361,514

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(f)(g)(i)	$31,250	$18,750,000
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 4.375%, 06/01/2053	25,775	24,207,102

		61,060,934

Wisconsin – 6.3%
City of Milwaukee WI (City of Milwaukee WI) Series 2021-N 5.00%, 04/01/2027	5,160	5,261,186
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(f)(h)(j)(m)	9,807	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	8,850	8,174,520
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	6,995	6,804,930
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community) Series 2026 5.00%, 06/01/2045	1,165	1,160,882
5.375%, 06/01/2050	1,200	1,201,310
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2055	1,500	1,504,459
5.50%, 06/01/2061	1,440	1,437,208
Wisconsin Health & Educational Facilities Authority (Chiara Communities, Inc.) Series 2018 5.00%, 07/01/2048	3,895	3,587,805
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	5,350	5,487,196
5.875%, 07/01/2055	7,415	7,449,285
6.00%, 07/01/2060	7,000	7,061,214
Series 2025 6.625%, 07/01/2060	7,750	8,133,629

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)	$10,200	$10,226,595
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037	1,550	1,499,384
4.00%, 01/01/2057	11,815	9,213,601
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) AG Series 2020 3.00%, 02/15/2038	1,035	949,414
Series 2024 4.50%, 02/15/2054	2,000	1,922,776
5.50%, 02/15/2054	10,000	10,396,097
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	2,510	2,275,987
Series 2022-A 3.875%, 12/01/2039(b)	11,525	10,399,636
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(b)	1,340	1,128,493
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	7,160	7,712,996
7.25%, 01/01/2061(b)	12,430	13,171,273
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	23,900	11,011,337
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(b)	3,335	3,102,458
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,376,914
5.00%, 01/01/2038	550	569,010

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2039	$700	$722,508
5.00%, 01/01/2040	500	515,176
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045	2,030	2,044,130
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	57,000	52,068,583
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,550	1,525,019
5.00%, 02/01/2062	21,165	20,499,469
5.50%, 02/01/2042(b)	5,950	6,203,126
5.75%, 02/01/2052(b)	16,500	16,778,428
6.00%, 02/01/2062(b)	20,960	21,454,117
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(b)	17,175	8,741,034
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)(g)(i)	14,895	11,821,168
8.125%, 07/01/2058(f)(g)(i)	14,900	11,793,222
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(b)	10,477	10,466,832
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.588% (SOFR + 1.15%), 12/01/2068(b)(d)	20,420	20,425,887
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	18,100	16,381,718
6.625%, 02/01/2046(b)	12,500	10,440,983
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(b)	700	731,955
5.00%, 07/01/2055(b)	4,500	4,100,533
5.00%, 07/01/2060(b)	3,550	3,171,491

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	$3,450	$3,319,947
5.00%, 05/01/2047	2,750	2,496,166
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	72,163	22,478,450
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	2,525	2,633,376
5.50%, 12/01/2044(b)	5,000	5,127,333
5.75%, 12/01/2054(b)	4,350	4,383,509
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045	550	556,334
5.25%, 06/15/2055	1,000	993,895
5.50%, 06/15/2055	750	750,433
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	9,845	7,100,700
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(b)	1,040	1,062,985
7.25%, 12/01/2042(b)	7,775	8,105,557
7.50%, 12/01/2052(b)	5,400	5,642,293
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	13,735	10,568,301
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	9,962	5,858,840
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,256,972
4.00%, 01/01/2052	2,350	2,009,134
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2024 5.25%, 06/01/2054	1,000	998,580

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PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	$2,717	$2,121,125
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(b)	2,350	2,168,812
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(b)	25	26,238
5.00%, 04/01/2040(b)	80	86,249
5.00%, 04/01/2050(b)	335	361,168
Series 2022 4.00%, 04/01/2032(b)	10	10,286
4.00%, 04/01/2052(b)	40	42,122
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	3,800	3,925,456
5.75%, 07/01/2049	19,030	19,701,514
5.75%, 07/01/2054	17,505	18,075,824
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	15,500	17,136,589
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	13,000	13,525,841
5.25%, 03/01/2047	5,440	5,556,370
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	19,500	21,720,145
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(b)	855	875,347
5.00%, 04/01/2040(b)	1,320	1,329,234
5.00%, 04/01/2050(b)	3,050	2,847,073
Series 2022 4.00%, 04/01/2052(b)	2,615	2,071,456
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	29,090	20,617,657

154 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 06/01/2049(b)	$3,860	$2,891,545
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(b)	545	545,484
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	6,096	6,095,151
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	10,000	10,044,048
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	8,000	6,409,164
4.00%, 02/01/2051	11,500	8,801,694
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	110,650	113,344,040
5.75%, 12/31/2065	141,800	144,944,061
6.50%, 06/30/2060	26,765	29,461,362
6.50%, 12/31/2065(c)	103,430	113,770,269
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051	6,415	4,903,764
Series 2022 5.00%, 06/15/2042	1,140	1,123,207
5.25%, 06/15/2052	1,610	1,497,328
5.375%, 06/15/2057	2,320	2,165,067
5.50%, 06/15/2050	640	619,843
5.50%, 06/15/2062	4,025	3,800,853
Series 2025 5.25%, 06/15/2045	2,275	2,230,723
5.25%, 06/15/2065	2,075	1,871,882
5.50%, 06/15/2055	1,200	1,146,089
Wisconsin Public Finance Authority (TrIPs Obligated Group) Series 2012-B 5.00%, 07/01/2042	5,000	5,001,256

ABFunds.com	AB Corporate Shares 155

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(b)	$5,035	$5,115,104
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	884,440
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(b)	2,450	2,421,968
4.00%, 12/01/2041(b)	2,770	2,516,743
4.00%, 12/01/2051(b)	6,475	5,228,359
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(b)	13,579	13,602,099
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	24,750	24,235,207
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)	4,915	4,166,438

		1,078,057,586

Total Long-Term Municipal Bonds (cost $18,387,528,313)		18,031,304,093

Short-Term Municipal Notes – 0.9%
California – 0.0%
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2026-A 5.00%, 08/01/2026	5,000	5,027,081

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	16,000	16,187,614
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	20,000	20,221,576

		36,409,190

156 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.3%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027	$10,405	$10,534,353
County of Mercer NJ (County of Mercer NJ) Series 2026-A 4.00%, 03/29/2027	20,395	20,675,032
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	10,445	10,569,592
Township of Union NJ/Union County (Township of Union NJ/Union County) Series 2026 4.00%, 02/26/2027	3,900	3,942,921

		45,721,898

New York – 0.3%
Long Island Power Authority (Long Island Power Authority) Series 2026-A 2.90%, 09/01/2042(e)	56,000	56,000,000

Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(b)	175	175,004

Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2026-D 5.00%, 01/01/2027	2,850	2,895,674

Texas – 0.1%
Tarrant Regional Water District Water Supply System Revenue (Tarrant Regional Water District Water Supply System Revenue) Series 2026 5.00%, 03/01/2027	5,095	5,195,105

ABFunds.com	AB Corporate Shares 157

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(f)(g)(h)(j)(m)	$21,900	$	– 0	–
Series 2023 15.00%, 04/30/2023(f)(g)(h)(j)(m)	4,895		49

			20,425,936

Total Short-Term Municipal Notes (cost $198,843,760)			171,849,888

Total Municipal Obligations (cost $18,545,532,073)			18,162,302,207

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $8,198,166)	8,603		8,007,488

	Shares
WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(f)(h)(j)(o) (cost $0)	890,744		1,336,116

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(f)(h)(j) (cost $5,885,339)	330,842		962,750

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 05/01/2026(g)(h)(j) (cost $5,000)	$5		5,094

158 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(p)(q)(r) (cost $500,870,452)	500,870,452	$500,870,452

Total Investments – 107.4% (cost $19,080,911,030)		18,693,909,994
Other assets less liabilities – (7.4%)		(1,282,912,297)

Net Assets – 100.0%		$17,410,997,697

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.31%	USD	278,000	$(21,424,833)	$(10,660,164)	$(10,764,669)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$49,001,317	$	– 0	–	$49,001,317
USD	300,550	10/15/2028	CPI#	2.565%	Maturity	(3,872,217)		– 0	–	(3,872,217)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(12,905,036)		– 0	–	(12,905,036)
USD	113,220	01/15/2029	CPI#	3.735%	Maturity	(1,881,746)		– 0	–	(1,881,746)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(4,263,543)		– 0	–	(4,263,543)
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	13,410,944		– 0	–	13,410,944
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	11,691,558		– 0	–	11,691,558
USD	620,000	10/15/2029	2.485%	CPI#	Maturity	10,198,448		– 0	–	10,198,448
USD	77,122	10/15/2029	2.516%	CPI#	Maturity	1,152,367		– 0	–	1,152,367
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	14,210,193		– 0	–	14,210,193
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	14,108,529		– 0	–	14,108,529
USD	320,280	10/15/2030	CPI#	2.531%	Maturity	(4,407,360)		– 0	–	(4,407,360)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	8,818,366		– 0	–	8,818,366
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	8,988,322		– 0	–	8,988,322

ABFunds.com	AB Corporate Shares 159

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	52,820	01/15/2031	2.989%	CPI#	Maturity	$3,824,426	$	– 0	–	$3,824,426
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(4,261,145)		– 0	–	(4,261,145)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(3,648,053)		– 0	–	(3,648,053)

						$100,165,370	$	– 0	–	$100,165,370

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	$1,080,430	$	– 0	–	$1,080,430
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	3,695,564		(62,840)		3,758,404
USD	350,500	10/15/2031	1 Day SOFR	3.611%	Annual	(2,165,675)		– 0	–	(2,165,675)
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	4,032,193		– 0	–	4,032,193
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	644,218		– 0	–	644,218
USD	433,500	01/03/2033	1 Day SOFR	3.695%	Annual	(2,454,084)		– 0	–	(2,454,084)
USD	286,800	01/03/2033	1 Day SOFR	3.724%	Annual	(1,115,598)		– 0	–	(1,115,598)
USD	208,700	01/03/2033	1 Day SOFR	3.347%	Annual	(5,573,379)		– 0	–	(5,573,379)
USD	374,500	03/25/2033	1 Day SOFR	3.719%	Annual	(1,806,086)		– 0	–	(1,806,086)
USD	174,100	03/25/2033	1 Day SOFR	3.774%	Annual	(256,781)		– 0	–	(256,781)
USD	815,900	09/25/2035	3.587%	1 Day SOFR	Annual	22,562,875		– 0	–	22,562,875
USD	211,500	09/25/2035	3.510%	1 Day SOFR	Annual	7,237,690		– 0	–	7,237,690
USD	99,600	10/25/2035	3.521%	1 Day SOFR	Annual	3,302,275		– 0	–	3,302,275

						$29,183,642		$(62,840)		$29,246,482

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	$682,785	$	– 0	–	$682,785
Bank of America NA	USD	5,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	243,621		– 0	–	243,621
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	431,566		– 0	–	431,566
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(285,035)		– 0	–	(285,035)
Bank of America NA	USD	10,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(59,842)		– 0	–	(59,842)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	2,647,609		– 0	–	2,647,609
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	510,246		– 0	–	510,246
JPMorgan Chase Bank NA	USD	10,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(75,857)		– 0	–	(75,857)

160 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	10,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	$(145,171)	$	– 0	–	$(145,171)
JPMorgan Chase Bank NA	USD	10,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(177,670)		– 0	–	(177,670)
JPMorgan Chase Bank NA	USD	10,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(198,809)		– 0	–	(198,809)
Morgan Stanley Bank NA	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	617,382		– 0	–	617,382
Morgan Stanley Bank NA	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	109,032		– 0	–	109,032
Royal Bank of Canada	USD	2,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(28,504)		– 0	–	(28,504)
Royal Bank of Canada	USD	10,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(89,878)		– 0	–	(89,878)

							$4,181,475	$	– 0	–	$4,181,475

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $5,181,223,382 or 29.8% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Non-income producing security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.53% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	$1,530,606	$23,550	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	35,060,813	533,015	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,299,524	22,373	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	9,187,032	938	0.00%

ABFunds.com	AB Corporate Shares 161

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	$2,343,422	$234	0.00%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 05/01/2026	12/18/2025	5,000	5,094	0.00%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,155,733	1,111,593	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,375,497	1,931,463	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,709,377	0.11%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	467,208	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	809,671	18,667	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	4,854,561	95,052	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	9,692,015	0.06%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	537,810	483,425	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023 - 03/07/2025	870,412	828,655	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	891,193	723,091	0.00%

162 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023 - 11/14/2023	$1,444,333	$1,197,020	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	16,145,812	0.09%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019 - 06/09/2022	29,065,730	1,727,385	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.251%, 11/01/2046	06/24/2024	31,100,000	30,949,781	0.18%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	5,512,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	3,628,673	2,960,000	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	2,000,000	1,960,112	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022 - 07/26/2024	5,451,431	5,332,995	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022 - 06/13/2025	15,750,389	14,763,938	0.09%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025 - 12/18/2025	6,937,111	6,937,111	0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,973,604	47,409	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	14,345,914	725,000	0.00%

ABFunds.com	AB Corporate Shares 163

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	$19,014,818	$19,014,521	0.11%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	3,805,000	761,000	0.00%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021 - 03/30/2021	8,038,116	7,545,182	0.04%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022 - 04/17/2023	2,079,453	271,700	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	5,930,103	671,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	7,844,598	997,700	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,693,166	17	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069%, 06/01/2029	06/08/2022 - 07/29/2024	20,795,556	8,348,000	0.05%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022 - 07/29/2024	24,194,461	9,714,000	0.06%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023 - 10/22/2024	31,199,590	18,750,000	0.11%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	52,068,583	0.30%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	14,895,000	11,821,168	0.07%

164 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	$14,900,000	$11,793,222		0.07%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49		0.00%

(h)	Fair valued by the Adviser.

(i)	Defaulted.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(l)	IO – Interest Only.

(m)	Defaulted matured security.

(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC	11/28/2025 - 12/16/2025	$	– 0	–	$1,336,116	0.01%

(p)	The rate shown represents the 7-day yield as of period end.

(q)	Affiliated investments.

(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

ABFunds.com	AB Corporate Shares 165

PORTFOLIO OF INVESTMENTS

AB MUNICIPAL INCOME SHARES C

April 30, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.5%
Long-Term Municipal Bonds – 93.2%
Arizona – 0.4%
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	$700	$712,374
Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(a)	1,000	977,766

		1,690,140

California – 81.7%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2016-B 5.00%, 10/01/2034	1,750	1,762,199
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 4.25%, 07/01/2043	3,375	3,323,163
5.00%, 07/01/2035	1,000	1,111,769
5.25%, 07/01/2054	6,000	6,204,672
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	1,000	1,042,789
Series 2025C 5.00%, 12/01/2055	1,000	1,047,838
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	3,250	3,324,679
Series 2024G 5.00%, 11/01/2055	1,800	1,846,374
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	5,500	5,893,544
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	2,875	3,109,206
Series 2026 5.00%, 02/01/2031	2,000	2,125,429

166 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$7,000	$7,406,403
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	2,500	2,612,745
5.25%, 11/01/2054	3,500	3,706,026
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	3,000	3,028,078
Series 2024 5.00%, 05/01/2054	1,000	1,057,606
Series 2024-E 5.00%, 02/01/2055	1,000	1,060,523
Series 2026-A 5.00%, 04/01/2056(b)	19,120	20,484,632
California Community Choice Financing Authority (National Bank of Canada) Series 2023 5.50%, 10/01/2054	1,000	1,091,711
California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	6,290	6,838,868
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	4,000	4,181,732
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,076,914
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	3,000	3,232,372
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	3,000	2,469,962
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	1,000	744,786

ABFunds.com	AB Corporate Shares 167

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	$6,600	$1,086,635
California Enterprise Development Authority (Milken Community School) Series 2026 5.00%, 07/01/2033	2,000	2,225,204
Series 2026-B 5.00%, 07/01/2036	1,000	1,123,440
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2016 4.00%, 03/01/2039	2,000	1,917,442
Series 2022 5.00%, 03/01/2040	1,415	1,459,753
Series 2024 5.00%, 12/01/2036	1,000	1,089,217
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	1,320	1,229,400
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	3,812	3,895,819
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	971	981,574
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	190	110,200
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051	1,125	1,004,561
Series 2024 5.00%, 11/01/2054	2,000	2,022,299
California Infrastructure & Economic Development Bank (Museum Associates) Series 2026 3.25%, 06/01/2033(c)	1,600	1,594,160

168 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	$18,000	$18,214,661
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2023 5.00%, 07/01/2030	1,000	1,084,858
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.00%, 01/01/2032(a)	1,320	1,393,811
5.375%, 01/01/2055(a)	1,500	1,495,376
5.50%, 01/01/2060(a)	2,000	2,007,737
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2049	1,900	1,907,657
California Municipal Finance Authority (Clay Lacy Santa Ana LLC) Series 2026 5.00%, 01/01/2041(a)(c)	1,000	1,002,055
6.00%, 01/01/2055(a)(c)	2,300	2,311,497
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.327%, 11/20/2040	6,224	6,169,788
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class B 9.972%, 12/20/2043	505	511,546
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)	2,500	2,526,498
5.00%, 12/01/2054(a)	6,000	5,911,349
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.00%, 09/01/2041	910	940,971
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	5,000	4,430,350
5.00%, 06/30/2031	3,100	3,209,401
5.00%, 12/31/2033	4,000	4,123,152
5.00%, 12/31/2035	1,015	1,042,385
5.00%, 12/31/2043	1,000	1,013,067

ABFunds.com	AB Corporate Shares 169

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Northbay Healthcare Obligated Group) Series 2017-A 5.00%, 11/01/2047	$1,525	$1,468,043
California Municipal Finance Authority (PRG - Potrero Properties) Series 2026 5.00%, 06/30/2032	2,500	2,686,188
5.00%, 09/01/2060	4,135	4,223,181
5.50%, 09/01/2056	3,000	3,222,371
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,730	5,911,576
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,020	8,066,171
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	2,000	2,000,489
Series 2019 5.00%, 11/21/2045(a)	1,000	1,016,831
California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2054	1,000	1,010,085
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)	3,000	3,003,455
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.375%, 07/01/2056(a)	995	993,789
5.50%, 07/01/2062(a)	1,000	1,001,565
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2049(a)	1,350	1,345,581
Series 2020-A 4.00%, 07/01/2050(a)	2,275	1,938,532
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(a)	995	1,017,266

170 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.125%, 09/02/2048(a)	$1,880	$1,901,239
6.25%, 09/02/2061(a)	5,350	5,433,295
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.00%, 12/01/2043	1,385	1,509,371
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.50%, 12/01/2058(a)	4,300	4,339,873
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	2,000	2,127,035
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055(b)	11,500	12,268,542
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2031	2,000	2,115,570
Series 2021 5.00%, 05/15/2036	1,000	1,074,629
5.00%, 05/15/2040	2,000	2,105,923
5.00%, 05/15/2046	4,655	4,771,244
Series 2025 4.00%, 05/15/2041	2,000	1,965,761
5.00%, 05/15/2034	2,045	2,287,673
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2037	1,250	1,385,090
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,000	724,480
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	3,000	2,352,716

ABFunds.com	AB Corporate Shares 171

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	$2,000	$1,378,576
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,383,295
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) AG Series 2014-A Zero Coupon, 01/15/2036	4,000	2,892,658
Series 2015 Zero Coupon, 01/15/2033	1,000	807,595
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	1,000	981,972
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	210	191,793
Series 2021-B Zero Coupon, 06/01/2066	23,000	2,262,324
Series 2022 5.00%, 06/01/2051	3,000	2,989,667
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	1,000	885,585
Lakeside Union School District/San Diego County (Lakeside Union School District/San Diego County) Series 2010-B Zero Coupon, 08/01/2038	2,000	1,290,320
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,250	3,702,216
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2017-B 5.00%, 07/01/2026	1,000	1,003,800
Series 2022 5.00%, 07/01/2026	525	526,995

172 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 07/01/2033	$2,000	$2,234,559
Series 2026-A 5.00%, 07/01/2043	1,000	1,079,819
5.00%, 07/01/2044	1,000	1,070,390
5.00%, 07/01/2046	3,000	3,145,371
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2024-A 5.00%, 07/01/2039	2,110	2,285,665
Series 2025-C 5.00%, 07/01/2049	5,000	5,173,035
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	4,350	5,265,314
7.00%, 11/01/2034	1,000	1,196,304
Series 2009-C 7.00%, 11/01/2034	2,360	2,823,278
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2047	2,195	2,196,929
Series 2019-B 4.00%, 07/01/2044	1,035	978,377
Series 2021-B 4.00%, 07/01/2035	1,500	1,526,640
4.00%, 07/01/2036	1,505	1,524,809
4.00%, 07/01/2056	7,000	6,017,741
5.00%, 07/01/2046	8,000	8,203,961
Series 2023 5.25%, 07/01/2058	3,605	3,714,364
Series 2025 5.00%, 07/01/2030	2,865	3,095,351
5.00%, 07/01/2035	1,200	1,349,150
San Diego Public Facilities Financing Authority (City of San Diego CA Lease) Series 2023 5.25%, 10/15/2052	2,775	2,928,614
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2010 Zero Coupon, 07/01/2040	2,000	1,181,311
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2045	1,480	1,507,561

ABFunds.com	AB Corporate Shares 173

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-E 5.00%, 05/01/2030	$5,750	$6,197,728
5.00%, 05/01/2031	7,000	7,634,295
Series 2025-D 5.25%, 05/01/2055	4,995	5,182,907
Series 2025-E 5.25%, 05/01/2055	10,000	10,420,847
5.50%, 05/01/2055	5,880	6,247,782
Series 2026-2 5.00%, 05/01/2035(a)(b)	2,500	2,809,426
5.00%, 05/01/2037(a)(b)	2,000	2,194,461
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056(b)	8,400	9,247,454
Santa Maria Bonita School District (Santa Maria Bonita School District COP) Series 2019 4.00%, 06/01/2026	1,010	1,010,945
Sierra Kings Health Care District (Sierra Kings Health Care District) Series 2015 4.00%, 08/01/2039	1,145	1,053,759
State of California (State of California) Series 2026 5.00%, 10/01/2042	2,000	2,264,762
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019
Zero Coupon, 06/01/2054	3,000	547,446
5.00%, 06/01/2048	4,230	4,158,468
University of California (Prerefunded - US Treasuries) Series 2016-A 5.00%, 05/15/2046	1,000	1,000,974
Yosemite Community College District (Yosemite Community College District) Series 2010 0.00%, 08/01/2042(d)	3,000	2,809,693

		395,663,733

Florida – 0.7%
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	1,035	1,040,770

174 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	$1,500	$1,486,402
Miami-Dade County Industrial Development Authority (PRG-Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	1,000	1,033,381

		3,560,553

Guam – 0.4%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,195	2,118,981

Illinois – 1.2%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.875%, 12/01/2047	1,000	1,007,446
Series 2025 5.75%, 12/01/2050	3,260	3,234,500
6.25%, 12/01/2050	1,650	1,732,389

		5,974,335

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	450	447,360

New Hampshire – 0.3%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A
Zero Coupon, 02/01/2035(a)	1,000	565,313
Series 2026 Zero Coupon, 12/15/2034(a)	250	143,390
6.50%, 12/01/2034(a)	600	601,466

		1,310,169

New Jersey – 0.4%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,000	1,048,817

ABFunds.com	AB Corporate Shares 175

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	$1,200	$1,166,612

		2,215,429

Ohio – 0.6%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	3,500	2,775,923

Pennsylvania – 0.2%
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	1,000	1,006,326

Puerto Rico – 4.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2046	2,800	2,437,024
Series 2022-A 0.00%, 11/01/2051	700	276,500
1.00%, 11/01/2051	3,000	963,750
Series 2022-C Zero Coupon, 11/01/2043	3,086	2,098,286
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	118	115,710
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,793,075
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2037(e)(f)	1,400	987,000
Series 2010-X 5.25%, 07/01/2040(e)(f)	1,210	853,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	2,500	2,830,328

176 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

6.75%, 01/01/2045	$1,000	$1,113,846
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A
Zero Coupon, 07/01/2029	3,500	3,153,294
Zero Coupon, 07/01/2033	2,000	1,538,026
Zero Coupon, 07/01/2051	1,000	260,877
Series 2019-A 5.00%, 07/01/2058	2,250	2,185,436

		22,606,202

South Carolina – 0.2%
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	1,000	1,015,845

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	1,000	983,466

Texas – 0.7%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.50%, 07/01/2056(a)	1,200	1,186,995
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	600	546,035
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	1,750	1,590,248
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 3.00%, 01/01/2050(a)	1,000	622,120

		3,945,398

ABFunds.com	AB Corporate Shares 177

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah – 0.1%
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	$500	$507,957

Virginia – 0.2%
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	800	794,365

Wisconsin – 1.1%
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,004,624
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026
Zero Coupon, 12/15/2036(a)	500	254,470
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	200	199,806
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	145	160,310
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,750	1,788,802
6.50%, 06/30/2060	1,000	1,100,742
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	800	721,690

		5,230,444

Total Long-Term Municipal Bonds (cost $453,078,278)		451,846,626

178 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.3%
California – 2.3%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	$2,000	$2,006,929
Long Beach Unified School District (Long Beach Unified School District) Series 2026-B 5.00%, 08/01/2026	3,025	3,042,225
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.54%, 10/01/2047(a)(g)	5,000	5,000,000
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2026-A 5.00%, 08/01/2026	1,000	1,005,416

Total Short-Term Municipal Notes (cost $11,058,099)		11,054,570

Total Municipal Obligations (cost $464,136,377)		462,901,196

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $1,876,352)	1,998	1,860,044

	Shares
SHORT-TERM INVESTMENTS – 7.5%
Investment Companies – 7.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(h)(i)(j) (cost $36,481,908)	36,481,908	36,481,908

Total Investments – 103.4% (cost $502,494,637)		501,243,148
Other assets less liabilities – (3.4%)		(16,253,502)

Net Assets – 100.0%		$484,989,646

ABFunds.com	AB Corporate Shares 179

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	13,100	10/15/2029	2.652%	CPI#	Maturity	$108,852	$	– 0	–	$108,852
USD	10,100	10/15/2029	2.586%	CPI#	Maturity	116,479		– 0	–	116,479
USD	9,000	10/15/2029	2.688%	CPI#	Maturity	59,149		– 0	–	59,149
USD	6,500	10/15/2029	2.622%	CPI#	Maturity	63,540		– 0	–	63,540
USD	4,300	10/15/2029	2.452%	CPI#	Maturity	77,621		– 0	–	77,621

						$425,641	$	– 0	–	$425,641

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	13,700	02/15/2030	3.577%	1 Day SOFR	Annual	$51,103	$	– 0	–	$51,103
USD	38,500	02/17/2031	1 Day SOFR	3.594%	Annual	(190,923)		– 0	–	(190,923)
USD	26,400	02/17/2031	1 Day SOFR	3.550%	Annual	(181,196)		– 0	–	(181,196)
USD	12,800	02/17/2031	1 Day SOFR	3.662%	Annual	(25,737)		– 0	–	(25,737)
USD	11,200	02/17/2031	1 Day SOFR	3.542%	Annual	(83,121)		– 0	–	(83,121)
USD	10,400	02/15/2036	3.845%	1 Day SOFR	Annual	71,402		– 0	–	71,402
USD	18,800	10/15/2037	1 Day SOFR	3.894%	Annual	(189,307)		– 0	–	(189,307)
USD	10,500	10/15/2037	3.925%	1 Day SOFR	Annual	75,525		– 0	–	75,525
USD	9,400	10/15/2037	3.922%	1 Day SOFR	Annual	69,994		– 0	–	69,994
USD	11,300	02/15/2041	4.089%	1 Day SOFR	Annual	47,715		– 0	–	47,715
USD	10,900	02/15/2041	4.085%	1 Day SOFR	Annual	50,985		– 0	–	50,985
USD	19,100	04/13/2046	1 Day SOFR	4.140%	Annual	(213,218)		– 0	–	(213,218)
USD	12,400	04/13/2046	1 Day SOFR	4.153%	Annual	(115,658)		– 0	–	(115,658)
USD	6,400	04/13/2046	4.152%	1 Day SOFR	Annual	60,676		– 0	–	60,676
USD	4,600	04/13/2046	4.157%	1 Day SOFR	Annual	40,979		– 0	–	40,979
USD	2,000	02/15/2056	3.959%	1 Day SOFR	Annual	79,675		– 0	–	79,675
USD	1,505	03/03/2056	3.928%	1 Day SOFR	Annual	68,049		– 0	–	68,049
USD	6,600	03/15/2057	4.161%	1 Day SOFR	Annual	22,813		– 0	–	22,813
USD	4,300	03/15/2057	4.125%	1 Day SOFR	Annual	41,629		– 0	–	41,629
USD	5,100	03/21/2057	4.112%	1 Day SOFR	Annual	59,575		– 0	–	59,575
USD	17,200	04/03/2058	1 Day SOFR	4.091%	Annual	(227,838)		– 0	–	(227,838)
USD	2,000	04/03/2058	4.114%	1 Day SOFR	Annual	18,528		– 0	–	18,528
USD	3,900	05/15/2058	4.090%	1 Day SOFR	Annual	51,396		– 0	–	51,396
USD	3,300	02/15/2061	1 Day SOFR	4.031%	Annual	(60,874)		– 0	–	(60,874)
USD	3,100	02/15/2061	1 Day SOFR	4.049%	Annual	(46,854)		– 0	–	(46,854)
USD	1,400	02/15/2061	1 Day SOFR	3.920%	Annual	(54,437)		– 0	–	(54,437)

						$(579,119)	$	– 0	–	$(579,119)

180 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	3,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	$(16,780)	$	– 0	–	$(16,780)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $97,573,287 or 20.1% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(c)	When-Issued or delayed delivery security.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(e)	Non-income producing security.

(f)	Defaulted.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Corporate Shares 181

PORTFOLIO OF INVESTMENTS

AB MUNICIPAL INCOME SHARES N

April 30, 2026

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 88.4%
Alabama – 11.1%
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033(a)	$2,000	$2,132,595
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,065,169
Series 2025-E 5.00%, 12/01/2055	4,000	4,243,656
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	1,225	1,318,354
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	2,300	2,435,404
Black Belt Energy Gas District (Goldman Sachs Group) Series 2025-G 5.00%, 10/01/2035	2,000	2,100,504
Series 2026-E 5.00%, 07/01/2033	5,000	5,251,729
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	2,140	2,205,162
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	4,000	4,200,157
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,500	3,583,748
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	2,020	2,158,772
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	5,000	5,025,263
Series 2025-H 5.00%, 11/01/2035	8,000	8,489,842

182 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	$970	$1,044,514

		45,254,869

Arizona – 0.3%
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(b)	500	508,838
Sierra Vista Industrial Development Authority (ALA Johnston Holdings LLC) Series 2026 5.50%, 06/15/2036(b)	1,000	977,766

		1,486,604

California – 2.8%
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,500	1,607,330
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2026 5.00%, 02/01/2031	1,000	1,062,714
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	190	110,200
California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.25%, 09/02/2061(b)	1,000	1,015,569
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055(c)	7,000	7,467,808

		11,263,621

Florida – 0.8%
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	1,000	997,425

ABFunds.com	AB Corporate Shares 183

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Governors Park South Community Development District (Governors Park South Community Development District Assessment Area Two) Series 2026 5.80%, 05/01/2056	$1,060	$1,050,390
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(b)	1,000	1,033,381

		3,081,196

Georgia – 2.5%
Main Street Energy, Inc. (Citigroup, Inc.) Series 2025-D 5.00%, 12/01/2033	1,000	1,052,057
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	2,000	2,110,000
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-E 5.00%, 12/01/2053	2,000	2,133,235
Series 2024-A 5.00%, 05/01/2054	4,500	4,820,328

		10,115,620

Guam – 0.7%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,375	2,292,748
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2029	325	342,935

		2,635,683

Illinois – 1.2%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.875%, 12/01/2047	1,000	1,007,446
Series 2025 5.75%, 12/01/2050	2,400	2,381,227
6.25%, 12/01/2050	1,000	1,049,933

184 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.50%, 12/01/2036	$500	$533,428

		4,972,034

Kentucky – 1.6%
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	4,905	5,213,015
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	1,000	1,066,699

		6,279,714

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(b)	300	298,240

Minnesota – 1.3%
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	5,000	5,194,417

New Hampshire – 0.2%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A Zero Coupon, 02/01/2035(b)	1,000	565,313
Series 2026 Zero Coupon, 12/15/2034(b)	250	143,390
6.50%, 12/01/2034(b)	400	400,977

		1,109,680

New Jersey – 0.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	1,000	1,048,817
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	1,200	1,166,612

		2,215,429

ABFunds.com	AB Corporate Shares 185

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.3%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$1,000	$1,062,945

New York – 54.1%
Buffalo Municipal Water Finance Authority (Buffalo Municipal Water Finance Authority) BAM Series 2026-B 5.00%, 07/01/2027	1,200	1,233,589
5.00%, 07/01/2028	1,000	1,054,640
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	875	874,041
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,027,489
5.25%, 07/01/2057	2,850	2,880,925
5.25%, 07/01/2062	3,855	3,886,670
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.25%, 06/15/2051	1,535	1,541,260
5.50%, 06/15/2065	1,000	1,003,655
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	6,945	7,198,739
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2026 5.75%, 06/01/2066(b)	1,000	966,184
City of Albany NY (City of Albany NY) Series 2022 4.00%, 03/15/2030	1,220	1,281,664
City of Buffalo NY (City of Buffalo NY) Series 2024-A 5.00%, 04/01/2027	1,010	1,032,393
City of New York NY (City of New York NY) Series 2023-C 5.00%, 08/01/2027	1,850	1,904,126

186 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 08/01/2028	$2,000	$2,102,125
Series 2025-G 5.25%, 02/01/2048	2,000	2,115,118
Series 2026-E 4.324%, 08/01/2028	1,000	1,003,000
Series 2026-G 5.25%, 02/01/2046	4,500	4,870,080
Hempstead Town Local Development Corp. (Adelphi University) Series 2026 5.00%, 10/01/2043	1,500	1,580,176
Series 2026-A 5.00%, 10/01/2044	1,700	1,771,503
5.00%, 10/01/2056	4,000	3,948,903
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	1,000	952,008
Kenmore-Tonawanda Union Free School District (Kenmore-Tonawanda Union Free School District) Series 2019 5.00%, 06/01/2026	1,010	1,011,761
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2021-A 4.00%, 11/15/2043	5,000	4,781,562
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,105	1,050,031
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2026-D 5.00%, 06/15/2046	2,500	2,678,765
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2020-1 5.00%, 11/01/2026	1,000	1,011,210
Series 2023-E 5.00%, 11/01/2026	1,000	1,011,210
Series 2024-D 5.50%, 05/01/2052	12,000	12,849,217
Series 2025-A 5.25%, 05/01/2046	1,065	1,152,032

ABFunds.com	AB Corporate Shares 187

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	$3,300	$3,397,665
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 2.75%, 02/15/2044	2,000	1,539,931
New York State Dormitory Authority (Barnard College) Series 2020-A 4.00%, 07/01/2045	1,000	901,126
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2051	1,000	989,074
New York State Dormitory Authority (Montefiore Obligated Group) Series 2020 4.00%, 09/01/2040	1,870	1,791,709
4.00%, 09/01/2050	4,965	4,131,115
Series 2024 5.25%, 11/01/2040	1,000	1,073,644
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	1,300	1,321,969
5.25%, 07/01/2050	1,240	1,245,475
New York State Dormitory Authority (New School/The) Series 2022-A 4.00%, 07/01/2052	1,000	847,729
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,030,782
Series 2024 5.00%, 05/01/2034	4,075	4,593,999
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 4.00%, 03/15/2040	1,055	1,059,358
Series 2025-A 5.00%, 03/15/2054	2,000	2,056,733
5.00%, 03/15/2055	2,250	2,311,854

188 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	$1,000	$794,360
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	10,335	10,629,288
5.50%, 10/01/2054	3,000	3,169,605
New York State Dormitory Authority (Yeshiva University) Series 2022-A 5.00%, 07/15/2050	1,000	974,196
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2053	1,500	1,547,157
New York Transportation Development Corp. (American Airlines, Inc.) Series 2020 5.25%, 08/01/2031	1,000	1,044,840
5.375%, 08/01/2036	1,000	1,038,278
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,500	1,480,049
5.00%, 01/01/2030	1,000	1,027,163
Series 2020 4.00%, 10/01/2030	5,500	5,586,388
4.375%, 10/01/2045	4,500	4,318,362
5.00%, 10/01/2035	1,000	1,044,363
5.00%, 10/01/2040	2,460	2,524,132
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2041	1,915	1,860,191
4.00%, 04/30/2053	3,500	3,038,090
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2035	2,210	2,323,506
Series 2022 5.00%, 12/01/2031	3,000	3,235,555
5.00%, 12/01/2034	1,750	1,883,567
5.00%, 12/01/2035	2,000	2,141,142
5.00%, 12/01/2037	2,500	2,646,889

ABFunds.com	AB Corporate Shares 189

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 0.00%, 12/31/2054(e)	$3,500	$2,297,096
4.50%, 12/31/2054	2,650	2,515,494
5.25%, 12/31/2054	1,000	1,011,831
5.50%, 12/31/2060	3,500	3,537,516
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	15,000	15,132,615
5.50%, 06/30/2060	4,770	4,799,708
Series 2025 6.00%, 06/30/2055	2,300	2,433,493
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016 4.00%, 07/01/2031	2,100	2,099,643
Series 2016-A 5.00%, 07/01/2046	5,500	5,473,033
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2022 5.00%, 01/15/2041	905	970,546
Series 2024-2 5.00%, 09/01/2030	1,500	1,622,676
Rensselaer County Capital Resource Corp. (County of Rensselaer NY Lease) Series 2026 5.25%, 04/01/2042	2,035	2,271,017
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,022,370
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 5.00%, 01/15/2032	1,000	1,124,021
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022 5.25%, 05/15/2047	3,375	3,568,653
Series 2025 5.00%, 03/15/2027	2,350	2,397,851
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	1,375	1,428,640

190 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2026 5.00%, 09/01/2039(a)	$1,000	$1,088,021
5.00%, 09/01/2040(a)	2,050	2,224,285
5.00%, 09/01/2041(a)	1,850	2,001,336
5.00%, 09/01/2042(a)	1,150	1,238,912
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2026 5.00%, 12/01/2035	1,850	2,104,980
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2048	2,000	1,867,139
Series 2017-A 5.00%, 06/01/2030	275	280,224
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 5.25%, 12/01/2040(b)	500	502,099
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	250	234,275

		217,620,834

Ohio – 0.4%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	2,000	1,586,242

Puerto Rico – 4.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2046	2,200	1,914,804
Series 2022-A 0.00%, 11/01/2051	500	197,500
1.00%, 11/01/2051	2,000	642,500
Series 2022-C Zero Coupon, 11/01/2043	2,314	1,573,714
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	118	115,710

ABFunds.com	AB Corporate Shares 191

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-B 4.00%, 07/01/2042(b)	$3,500	$3,318,941
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2037(f)(g)	1,100	775,500
Series 2010-X 5.25%, 07/01/2040(f)(g)	1,090	768,450
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	1,925	2,179,352
6.50%, 01/01/2042	500	557,244
6.75%, 01/01/2045	500	556,923
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	3,000	2,702,823
Zero Coupon, 07/01/2033	2,000	1,538,026
Zero Coupon, 07/01/2051	1,000	260,877
Series 2019-A 5.00%, 07/01/2058	2,000	1,942,610

		19,044,974

South Carolina – 0.3%
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(b)	1,000	1,015,845

Tennessee – 0.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(b)	1,000	983,466
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(b)	650	629,706

192 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	$1,000	$1,058,934

		2,672,106

Texas – 2.8%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.50%, 07/01/2056(b)	1,000	989,163
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	400	364,023
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(b)	1,250	1,135,891
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 3.00%, 01/01/2050(b)	1,000	622,120
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,066,157
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036(a)	4,000	4,167,385
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	2,500	2,639,455

		10,984,194

Utah – 0.1%
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	500	507,957

ABFunds.com	AB Corporate Shares 193

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 0.2%
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	$700	$695,069

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,400	1,370,442

Wisconsin – 1.3%
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,004,624
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(b)	500	254,470
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(b)	200	199,806
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	105	116,086
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065	1,250	1,277,716
6.50%, 06/30/2060	1,500	1,651,113
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	650	586,373

		5,090,188

Total Long-Term Municipal Bonds (cost $356,415,927)		355,557,903

194 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

SHORT-TERM MUNICIPAL NOTES – 6.6%
New York — 6.6%
City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	$1,745	$1,753,229
City of New York NY (City of New York NY) Series 2026-E 4.124%, 08/01/2026	2,000	2,000,431
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	1,220	1,223,597
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 3.12%, 11/01/2032(d)	800	800,000
3.15%, 11/01/2026(d)	155	155,000
Series 2019-2 3.45%, 11/01/2032(d)	1,970	1,970,000
New York City Health & Hospitals Corp. (HHC Capital Corp.) Series 2008-C, Class C 3.45%, 02/15/2031(d)	125	125,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-B, Class C 2.85%, 02/15/2031(d)	1,575	1,575,000
New York City Housing Development Corp. (BCRE-90 West Street LLC) Series 2006-A 3.30%, 03/15/2036(d)	1,000	1,000,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.00%, 11/01/2048(d)	3,400	3,400,000
New York State Housing Finance Agency (Barclay Street Realty LLC) Series 2004-A 2.90%, 11/15/2037(d)	400	400,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.52%, 05/01/2035(d)	1,800	1,800,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2006 3.30%, 11/15/2036(d)	5,000	5,000,000

ABFunds.com	AB Corporate Shares 195

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027	$3,500	$3,543,038
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.45%, 01/01/2031(d)	675	675,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.00%, 02/01/2034(d)	1,035	1,035,000

Total Short-Term Municipal Notes (cost $26,459,684)		26,455,295

Total Municipal Obligations (cost $382,875,611)		382,013,198

	Shares
SHORT-TERM INVESTMENTS – 11.4%
Investment Companies – 11.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(h)(i)(j) (cost $45,954,120)	45,954,120	45,954,120

Total Investments – 106.4% (cost $428,829,731)		427,967,318
Other assets less liabilities – (6.4%)		(25,606,202)

Net Assets – 100.0%		$402,361,116

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	11,000	10/15/2029	2.652%	CPI#	Maturity	$91,402	$	– 0	–	$91,402
USD	8,800	10/15/2029	2.586%	CPI#	Maturity	101,487		– 0	–	101,487
USD	6,100	10/15/2029	2.688%	CPI#	Maturity	40,090		– 0	–	40,090
USD	5,700	10/15/2029	2.622%	CPI#	Maturity	55,720		– 0	–	55,720
USD	4,300	10/15/2029	2.452%	CPI#	Maturity	77,621		– 0	–	77,621

						$366,320	$	– 0	–	$366,320

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

196 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	31,200	02/17/2031	1 Day SOFR	3.550%	Annual	$(214,141)	$	– 0 –	$(214,141)
USD	22,400	02/17/2031	1 Day SOFR	3.594%	Annual	(111,083)		– 0 –	(111,083)
USD	11,600	02/17/2031	1 Day SOFR	3.662%	Annual	(23,324)		– 0 –	(23,324)
USD	11,100	02/17/2031	1 Day SOFR	3.542%	Annual	(82,379)		– 0 –	(82,379)
USD	7,300	02/17/2031	1 Day SOFR	3.732%	Annual	8,237		– 0 –	8,237
USD	1,700	02/17/2031	1 Day SOFR	3.350%	Annual	(27,563)		– 0 –	(27,563)
USD	3,100	02/15/2036	3.845%	1 Day SOFR	Annual	21,284		– 0 –	21,284
USD	11,500	02/13/2037	3.912%	1 Day SOFR	Annual	63,999		– 0 –	63,999
USD	11,500	02/13/2037	1 Day SOFR	3.889%	Annual	(86,706)		– 0 –	(86,706)
USD	19,600	10/15/2037	1 Day SOFR	3.894%	Annual	(197,363)		– 0 –	(197,363)
USD	7,000	10/15/2037	3.922%	1 Day SOFR	Annual	52,123		– 0 –	52,123
USD	3,900	10/15/2037	3.925%	1 Day SOFR	Annual	28,053		– 0 –	28,053
USD	9,400	02/15/2041	4.085%	1 Day SOFR	Annual	43,969		– 0 –	43,969
USD	4,900	02/15/2041	4.089%	1 Day SOFR	Annual	20,690		– 0 –	20,690
USD	6,400	04/17/2045	4.139%	1 Day SOFR	Annual	58,193		– 0 –	58,193
USD	13,600	04/13/2046	1 Day SOFR	4.140%	Annual	(151,820)		– 0 –	(151,820)
USD	4,700	04/13/2046	4.152%	1 Day SOFR	Annual	44,559		– 0 –	44,559
USD	3,100	04/13/2046	1 Day SOFR	4.153%	Annual	(28,915)		– 0 –	(28,915)
USD	930	03/03/2056	3.928%	1 Day SOFR	Annual	42,050		– 0 –	42,050
USD	6,100	03/21/2057	4.112%	1 Day SOFR	Annual	71,256		– 0 –	71,256
USD	12,700	04/03/2058	1 Day SOFR	4.091%	Annual	(168,186)		– 0 –	(168,186)
USD	2,500	04/03/2058	4.114%	1 Day SOFR	Annual	23,161		– 0 –	23,161
USD	7,000	05/15/2058	4.090%	1 Day SOFR	Annual	92,248		– 0 –	92,248
USD	2,800	02/15/2061	1 Day SOFR	4.049%	Annual	(42,320)		– 0 –	(42,320)
USD	900	02/15/2061	1 Day SOFR	3.920%	Annual	(34,996)		– 0 –	(34,996)

						$(598,974)	$	– 0 –	$(598,974)

INTEREST RATE SWAPS (see Note C)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	2,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	$(11,187)	$	– 0	–	$(11,187)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $21,439,082 or 5.3% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

ABFunds.com	AB Corporate Shares 197

PORTFOLIO OF INVESTMENTS (continued)

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(f)	Non-income producing security.

(g)	Defaulted.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

198 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS

AB TAXABLE MULTI-SECTOR INCOME SHARES

April 30, 2026

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 70.5%
Industrial – 37.6%
Basic – 0.6%
Rio Tinto Finance USA Ltd. 7.125%, 07/15/2028	$1,000	$1,059,870
Sherwin-Williams Co. (The) 3.45%, 06/01/2027	1,000	991,110
WRKCo, Inc. 4.00%, 03/15/2028	1,000	992,970

		3,043,950

Capital Goods – 6.4%
Boeing Co. (The) 3.25%, 03/01/2028	3,000	2,938,470
Caterpillar Financial Services Corp. 3.75%, 02/23/2029	1,000	987,710
4.375%, 08/16/2029	1	1,003
4.70%, 11/15/2029	1,000	1,014,090
Eaton Capital ULC 4.45%, 05/09/2030	1,000	999,100
General Electric Co. 4.30%, 07/29/2030	1,000	998,140
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)	1,000	992,510
John Deere Capital Corp. 4.50%, 01/16/2029	1,000	1,007,860
4.85%, 06/11/2029	1,000	1,016,810
Northrop Grumman Corp. 3.20%, 02/01/2027	1,000	993,260
3.25%, 01/15/2028	3,000	2,949,120
Parker-Hannifin Corp. 3.25%, 06/14/2029	2,000	1,933,400
4.25%, 09/15/2027	1,000	1,000,300
4.50%, 09/15/2029	1,000	1,004,550
Republic Services, Inc. 2.30%, 03/01/2030	4,000	3,694,240
4.875%, 04/01/2029	1,000	1,014,700
RTX Corp. 4.125%, 11/16/2028	2,000	1,992,080
5.75%, 11/08/2026	1,000	1,006,990
7.20%, 08/15/2027	2,000	2,073,460
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	2,000	1,974,580
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(b)	2,000	2,006,480

		31,598,853

ABFunds.com	AB Corporate Shares 199

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/2028	$1,000	$983,900
4.20%, 03/15/2028	1,000	989,580
Netflix, Inc. 4.875%, 04/15/2028	1,000	1,012,200

		2,985,680

Communications - Telecommunications – 0.4%
TELUS Corp. 2.80%, 02/16/2027	2,000	1,976,120

Consumer Cyclical - Automotive – 3.1%
American Honda Finance Corp. 2.00%, 03/24/2028	1,000	954,210
2.25%, 01/12/2029	2,000	1,879,060
Series G 4.90%, 07/09/2027	1,000	1,005,260
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	2,000	1,924,940
2.90%, 02/10/2029	2,000	1,878,280
4.95%, 05/28/2027	779	779,202
General Motors Co. 4.20%, 10/01/2027	1,000	995,840
General Motors Financial Co., Inc. 2.40%, 04/10/2028	1,000	961,370
2.40%, 10/15/2028	1,000	950,360
2.70%, 08/20/2027	1,000	977,700
4.90%, 10/06/2029	1,000	1,006,330
Toyota Motor Corp. 2.76%, 07/02/2029	1,000	953,570
Toyota Motor Credit Corp. 3.375%, 04/01/2030	1,000	961,720

		15,227,842

Consumer Cyclical - Entertainment – 0.4%
Hasbro, Inc. 3.90%, 11/19/2029	1,000	975,960
YMCA of Greater New York 2.303%, 08/01/2026	875	870,100

		1,846,060

Consumer Cyclical - Other – 0.6%
Las Vegas Sands Corp. 3.50%, 08/18/2026	1,000	997,060
Marriott International, Inc./MD 5.55%, 10/15/2028	2,000	2,051,180

		3,048,240

200 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 2.125%, 03/01/2030	$3,000	$2,763,390
3.50%, 03/01/2027	1,000	995,500
3.50%, 07/01/2027	1,000	991,870
Starbucks Corp. 4.50%, 05/15/2028	1,000	1,003,170

		5,753,930

Consumer Cyclical - Retailers – 0.2%
Ralph Lauren Corp. 2.95%, 06/15/2030	1,000	941,800

Consumer Non-Cyclical – 8.6%
AbbVie, Inc. 3.20%, 11/21/2029	1,000	961,800
3.775%, 03/03/2028	1,000	993,780
4.80%, 03/15/2029	1,000	1,014,600
Altria Group, Inc. 3.40%, 05/06/2030	1,000	957,040
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 06/01/2030	1,000	967,130
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	1,000	995,330
3.25%, 03/27/2030	4,000	3,831,880
Astrazeneca Finance LLC 4.90%, 03/03/2030	1,000	1,019,380
Becton Dickinson & Co. 3.70%, 06/06/2027	2,000	1,986,000
4.693%, 02/13/2028	2,000	2,007,320
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	1,000	996,680
Clorox Co. (The) 3.10%, 10/01/2027	1,000	983,450
CVS Health Corp. 6.25%, 06/01/2027	1,000	1,018,990
General Mills, Inc. 2.875%, 04/15/2030	1,000	934,540
4.20%, 04/17/2028	2,000	1,989,500
Haleon US Capital LLC 3.375%, 03/24/2027	1,000	991,760
3.375%, 03/24/2029	2,000	1,945,000
HCA, Inc. 3.125%, 03/15/2027	1,000	990,610
3.50%, 09/01/2030	1,000	950,980
5.20%, 06/01/2028	1,000	1,013,640
5.875%, 02/01/2029	1,000	1,027,620

ABFunds.com	AB Corporate Shares 201

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

IQVIA, Inc. 5.70%, 05/15/2028	$2,000	$2,037,040
Kellanova 3.40%, 11/15/2027	2,000	1,976,000
Kraft Heinz Foods Co. 3.875%, 05/15/2027	4,000	3,981,200
Merck & Co., Inc. 1.45%, 06/24/2030	1,000	890,310
Mondelez International, Inc. 2.625%, 03/17/2027	2,000	1,973,980
Philip Morris International, Inc. 4.375%, 04/30/2030	1,000	994,980
Sysco Corp. 2.40%, 02/15/2030	1,000	920,740
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	2,000	2,025,600

		42,376,880

Energy – 6.3%
ConocoPhillips Co. 4.70%, 01/15/2030	1,000	1,010,000
6.95%, 04/15/2029	1,000	1,073,880
Continental Resources, Inc./OK 4.375%, 01/15/2028	4,000	3,980,560
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,000	948,030
Enterprise Products Operating LLC 2.80%, 01/31/2030	1,000	944,910
4.15%, 10/16/2028	1,000	998,550
EOG Resources, Inc. 4.375%, 04/15/2030	1,000	996,840
EQT Corp. 3.90%, 10/01/2027	677	669,946
5.70%, 04/01/2028	1,000	1,019,280
7.50%, 06/01/2030	1,000	1,085,800
Hess Corp. 7.875%, 10/01/2029	1,000	1,109,190
Kinder Morgan, Inc. 5.00%, 02/01/2029	1,000	1,015,060
MPLX LP 4.125%, 03/01/2027	1,000	998,720
ONEOK, Inc. 4.35%, 03/15/2029	4,000	3,975,360
4.55%, 07/15/2028	1,000	1,000,170
Targa Resources Corp. 6.15%, 03/01/2029	2,000	2,083,860
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/2031	1,000	999,000

202 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	$2,000	$1,878,840
TotalEnergies Capital International SA 2.829%, 01/10/2030	1,000	948,900
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,000	992,670
Williams Cos., Inc. (The) 3.75%, 06/15/2027	1,000	993,230
4.625%, 06/30/2030	1,000	998,660
Woodside Finance Ltd. 5.40%, 05/19/2030	1,000	1,020,750

		30,742,206

Services – 1.8%
Amazon.com, Inc. 1.50%, 06/03/2030	1,000	893,470
Booking Holdings, Inc. 3.55%, 03/15/2028	1,000	987,080
Expedia Group, Inc. 3.80%, 02/15/2028	1,000	987,470
4.625%, 08/01/2027	1,000	1,001,460
Moody’s Corp. 3.25%, 01/15/2028	3,000	2,948,550
PayPal Holdings, Inc. 2.85%, 10/01/2029	1,000	947,100
S&P Global, Inc. 2.95%, 03/01/2029(b)	1,000	964,470

		8,729,600

Technology – 5.8%
Analog Devices, Inc. 1.70%, 10/01/2028	2,000	1,886,120
3.45%, 06/15/2027	1,000	992,370
Autodesk, Inc. 2.85%, 01/15/2030	3,000	2,815,800
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	2,000	1,977,840
Broadcom, Inc. 1.95%, 02/15/2028	1,000	961,650
4.00%, 04/15/2029(a)	1,000	990,190
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,000	2,003,080
Fiserv, Inc. 4.20%, 10/01/2028	1,000	988,930
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,999,260
3.50%, 05/15/2029	2,000	1,944,640
Jabil, Inc. 3.95%, 01/12/2028	1,000	990,740
5.45%, 02/01/2029	1,000	1,018,050

ABFunds.com	AB Corporate Shares 203

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lam Research Corp. 4.00%, 03/15/2029	$1,000	$992,750
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	2,000	1,983,540
Oracle Corp. 2.30%, 03/25/2028	2,000	1,909,780
2.65%, 07/15/2026	2,000	1,992,860
2.95%, 04/01/2030	1,000	915,910
Salesforce, Inc. 1.50%, 07/15/2028	1,000	939,750
VMware LLC 4.70%, 05/15/2030	1,000	1,005,130

		28,308,390

Transportation - Airlines – 1.0%
Delta Air Lines, Inc. 3.75%, 10/28/2029	2,000	1,926,140
4.95%, 07/10/2028	2,000	2,012,220
Southwest Airlines Co. 2.625%, 02/10/2030	1,000	920,470

		4,858,830

Transportation - Services – 0.6%
Ryder System, Inc. 5.25%, 06/01/2028	3,000	3,047,490

		184,485,871

Financial Institutions – 23.8%
Banking – 16.0%
Ally Financial, Inc. 6.848%, 01/03/2030	1,000	1,043,650
6.992%, 06/13/2029	2,000	2,080,080
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029	1,000	1,023,900
6.138%, 09/14/2028	1,000	1,021,420
Banco Santander SA 4.175%, 03/24/2028	1,000	996,620
5.565%, 01/17/2030	3,000	3,076,920
5.588%, 08/08/2028	1,000	1,021,970
Bank of America Corp. 3.419%, 12/20/2028	2,000	1,967,240
Series G 3.593%, 07/21/2028	2,000	1,979,760
Barclays PLC 4.219%, 05/24/2030	1,000	985,720
4.942%, 09/10/2030	2,000	2,008,560
4.972%, 05/16/2029	2,000	2,012,000
5.501%, 08/09/2028	1,000	1,010,990

204 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital One Financial Corp. 4.927%, 05/10/2028	$1,000	$1,004,470
Citigroup, Inc. 3.52%, 10/27/2028	2,000	1,972,380
3.668%, 07/24/2028	2,000	1,981,320
3.98%, 03/20/2030	3,000	2,947,380
4.643%, 05/07/2028	1,000	1,001,930
Citizens Bank NA/Providence RI 4.575%, 08/09/2028	2,000	2,002,360
Deutsche Bank AG/New York NY 4.999%, 09/11/2030	2,000	2,007,480
5.706%, 02/08/2028	1,000	1,008,430
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/2028	1,000	985,790
HSBC Holdings PLC 2.013%, 09/22/2028	2,000	1,932,260
2.206%, 08/17/2029	3,000	2,844,180
JPMorgan Chase & Co. 2.182%, 06/01/2028	6,500	6,348,485
3.509%, 01/23/2029	2,500	2,463,500
3.54%, 05/01/2028	1,000	991,600
Lloyds Banking Group PLC 3.574%, 11/07/2028	1,000	987,370
4.55%, 08/16/2028	1,000	1,002,190
4.818%, 06/13/2029	1,000	1,006,350
Mitsubishi UFJ Financial Group, Inc. 5.017%, 07/20/2028	1,000	1,006,450
Mizuho Financial Group, Inc. 4.254%, 09/11/2029	1,000	993,710
Morgan Stanley 5.164%, 04/20/2029	2,000	2,021,860
Series G 3.772%, 01/24/2029	6,000	5,924,700
Morgan Stanley Bank NA 4.968%, 07/14/2028	2,000	2,011,280
NatWest Group PLC 3.073%, 05/22/2028	1,000	985,780
4.892%, 05/18/2029	1,000	1,006,250
Santander Holdings USA, Inc. 2.49%, 01/06/2028	2,000	1,970,380
Santander UK Group Holdings PLC 3.823%, 11/03/2028	2,000	1,977,300
Synchrony Bank 5.625%, 08/23/2027	1,000	1,009,320
Synchrony Financial 3.95%, 12/01/2027	1,000	988,960
5.019%, 07/29/2029	1,000	999,730

ABFunds.com	AB Corporate Shares 205

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank (The) 1.25%, 09/10/2026	$1,000	$989,230
UBS AG/Stamford CT 1.25%, 08/07/2026	1,000	992,460
Wells Fargo & Co. 2.393%, 06/02/2028	3,000	2,934,720

		78,528,435

Brokerage – 0.2%
Charles Schwab Corp. (The) 6.196%, 11/17/2029	1,000	1,042,500

Insurance – 0.4%
Cigna Group (The) 4.375%, 10/15/2028	1,000	999,650
Hartford Insurance Group, Inc. (The) 2.80%, 08/19/2029	1,000	947,680

		1,947,330

REITs – 7.2%
American Homes 4 Rent LP 4.25%, 02/15/2028	1,000	993,880
American Tower Corp. 3.65%, 03/15/2027	3,000	2,983,200
Boston Properties LP 4.50%, 12/01/2028	1,000	997,380
Crown Castle, Inc. 3.80%, 02/15/2028	2,000	1,972,540
Digital Realty Trust LP 3.60%, 07/01/2029	1,000	972,940
4.45%, 07/15/2028	1,000	998,430
5.55%, 01/15/2028	1,000	1,017,250
EPR Properties 4.95%, 04/15/2028	1,000	1,000,360
Equinix, Inc. 1.45%, 05/15/2026	3,000	2,996,040
ERP Operating LP 2.50%, 02/15/2030	2,000	1,860,460
Essex Portfolio LP 4.00%, 03/01/2029	1,000	986,180
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	3,000	3,020,910
5.75%, 06/01/2028	1,000	1,013,170
Healthpeak OP LLC 3.00%, 01/15/2030	1,000	942,170
Realty Income Corp. 3.10%, 12/15/2029	1,000	952,830
3.40%, 01/15/2030	1,000	960,930

206 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Simon Property Group LP 1.375%, 01/15/2027	$1,000	$980,230
2.45%, 09/13/2029	4,000	3,753,440
Ventas Realty LP 4.00%, 03/01/2028	2,000	1,982,540
4.40%, 01/15/2029	1,000	994,580
Welltower OP LLC 2.05%, 01/15/2029	1,000	940,710
3.10%, 01/15/2030	1,000	952,650
4.125%, 03/15/2029	1,000	993,440
4.25%, 04/15/2028	1,000	998,590

		35,264,850

		116,783,115

Utility – 9.1%
Electric – 8.9%
AEP Texas, Inc. 3.95%, 06/01/2028	4,000	3,959,280
Commonwealth Edison Co. 2.20%, 03/01/2030	2,000	1,838,420
Series 122 2.95%, 08/15/2027	1,000	985,380
Consumers Energy Co. 4.60%, 05/30/2029	1,000	1,006,270
Dominion Energy, Inc.
Series C 3.375%, 04/01/2030	2,000	1,911,420
Series D 2.85%, 08/15/2026	1,000	996,130
DTE Energy Co. 2.95%, 03/01/2030	1,000	942,610
4.875%, 06/01/2028	2,000	2,015,960
4.95%, 07/01/2027	1,000	1,006,300
Duke Energy Carolinas LLC 2.45%, 08/15/2029	2,000	1,882,260
2.45%, 02/01/2030	1,000	931,920
Duke Energy Florida LLC 2.50%, 12/01/2029	1,000	938,480
Duke Energy Progress LLC 3.45%, 03/15/2029	1,000	977,630
Entergy Corp. 1.90%, 06/15/2028	1,000	949,730
Entergy Mississippi LLC 2.85%, 06/01/2028	3,000	2,913,810
FirstEnergy Corp.
Series B 3.90%, 07/15/2027(b)	1,000	993,300

ABFunds.com	AB Corporate Shares 207

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Jersey Central Power & Light Co. 4.15%, 01/15/2029(a)	$2,000	$1,982,860
NextEra Energy Capital Holdings, Inc. 4.90%, 02/28/2028	1,000	1,008,650
Ohio Power Co. Series P 2.60%, 04/01/2030	1,000	927,440
Oncor Electric Delivery Co. LLC 4.30%, 05/15/2028	1,000	1,000,050
Pacific Gas & Electric Co. 3.00%, 06/15/2028	2,000	1,933,820
PacifiCorp 5.10%, 02/15/2029	2,000	2,023,920
Public Service Co. of Colorado 4.15%, 03/13/2029	1,000	994,630
Public Service Electric & Gas Co. 2.45%, 01/15/2030	1,000	932,250
Public Service Enterprise Group, Inc. 5.875%, 10/15/2028	1,000	1,030,560
San Diego Gas & Electric Co. 4.95%, 08/15/2028	1,000	1,013,250
Sempra 3.40%, 02/01/2028	2,000	1,962,240
Southern California Edison Co. 5.85%, 11/01/2027	1,000	1,018,240
Xcel Energy, Inc. 1.75%, 03/15/2027	1,000	978,970
2.60%, 12/01/2029	1,000	934,850
4.75%, 03/21/2028	2,000	2,010,260

		44,000,890

Other Utility – 0.2%
American Water Capital Corp. 3.45%, 06/01/2029	1,000	972,830

		44,973,720

Total Corporates - Investment Grade (cost $346,567,504)		346,242,706

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 9.2%
United States – 9.2%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,355	1,365,584

208 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Detroit MI (City of Detroit MI) Series 2023-B 6.844%, 05/01/2028	$225	$227,844
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	346	345,858
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,000	993,475
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	989,070
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	7,970	7,279,016
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-B 2.75%, 07/01/2030	1,200	1,124,835
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038	2,905	2,830,271
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023 - ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	1,764	1,784,426
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	2,955	3,093,464
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2021 1.897%, 01/01/2027	385	379,524
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)NATL Series 1997-A 7.425%, 02/15/2029	2,222	2,322,638
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.052%, 03/15/2030	2,200	2,044,983

ABFunds.com	AB Corporate Shares 209

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (ODFA 2022 - ONG) Series 2022-ONG, Class A1 3.877%, 05/01/2037	$1,229	$1,210,233
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 4.924%(CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	980	979,348
State of Hawaii (State of Hawaii) Series 2026-G 4.212%, 04/01/2031	3,000	3,004,190
State of Illinois (State of Illinois) Series 2024-A 5.256%, 05/01/2026	5,000	5,000,000
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.75%, 05/01/2028	2,000	2,025,478
Texas Natural Gas Securitization Finance Corp. (TNG23 2023-1) Series 2023-1, Class A1 5.102%, 04/01/2035	1,582	1,623,882
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	6,790	6,646,643

Total Local Governments - US Municipal Bonds (cost $45,086,624)		45,270,762

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Risk Share Floating Rate – 3.3%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.145% (CME Term SOFR + 2.50%), 04/25/2043(a)(c)	316	318,618
Series 2023-R04, Class 1M1 5.945% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)	1,015	1,030,354
Series 2023-R05, Class 1M1 5.545% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)	980	985,210
Series 2023-R06, Class 1M1 5.345% (CME Term SOFR + 1.70%), 07/25/2043(a)(c)	270	270,591
Series 2023-R07, Class 2M1 5.595% (CME Term SOFR + 1.95%), 09/25/2043(a)(c)	279	279,334

210 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-R03, Class 2M1 4.795% (CME Term SOFR + 1.15%), 03/25/2044(a)(c)	$557	$557,293
Series 2024-R04, Class 1M1 4.745% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)	195	194,735
Series 2026-R01, Class 2M1 4.645% (CME Term SOFR + 1.00%), 01/25/2046(a)(c)	3,360	3,360,096
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A 5.746% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)	185	186,622
Series 2023-DNA2, Class M1A 5.745% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)	778	788,100
Series 2023-HQA1, Class M1A 5.645% (CME Term SOFR + 2.00%), 05/25/2043(a)(c)	871	877,062
Series 2023-HQA2, Class M1A 5.645% (CME Term SOFR + 2.00%), 06/25/2043(a)(c)	207	207,131
Series 2024-HQA2, Class M1 4.845% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)	922	922,806
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025 – DNA4 Series 2025-DNA4, Class M1 4.745% (CME Term SOFR + 1.10%), 10/25/2045(a)(c)	2,463	2,464,124
Structured Agency Credit Risk Series 2026-DNA1, Class A1 4.495% (CME Term SOFR + 0.85%), 02/25/2046(a)(c)	3,700	3,698,977

		16,141,053

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034	5	4,726

Total Collateralized Mortgage Obligations (cost $16,103,275)		16,145,779

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non-Agency Fixed Rate CMBS – 1.4%
BANK Series 2019-BN16, Class AS 4.267%, 02/15/2052	2,639	2,568,038

ABFunds.com	AB Corporate Shares 211

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(a)	$4,000	$3,981,603
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class AS 3.604%, 05/15/2049	25	24,217

		6,573,858

Non-Agency Floating Rate CMBS – 0.3%
DBC Mortgage Trust Series 2025-DBC, Class B 5.255% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a)(c)	1,650	1,650,000

Total Commercial Mortgage-Backed Securities (cost $8,239,880)		8,223,858

ASSET-BACKED SECURITIES – 1.7%
Autos - Fixed Rate – 1.5%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	3,000	3,021,820
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	70	69,657
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	564	568,750
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)	2,354	2,360,554
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d)(e)(f)(g)(h)	1,822	1,104,857
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	139	139,610

		7,265,248

Other ABS - Fixed Rate – 0.2%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	195	195,184
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	778	737,641

		932,825

Total Asset-Backed Securities (cost $8,920,374)		8,198,073

212 AB Corporate Shares	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.5%
Communications - Media – 0.5%
Discovery Communications LLC 3.95%, 03/20/2028	$1,604	$1,578,079
4.125%, 05/15/2029	1,000	974,880
Discovery Global Holdings, Inc. 3.755%, 03/15/2027	316	313,491

		2,866,450

Utility – 0.2%
Other Utility – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	890	885,684

Total Corporates - Non-Investment Grade (cost $3,710,462)		3,752,134

	Shares
SHORT-TERM INVESTMENTS – 12.4%
Investment Companies – 11.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(i)(j)(k) (cost $54,847,612)	54,847,612	54,847,612

	Principal Amount (000)
Short-Term Municipal Notes – 1.2%
Connecticut – 0.6%
University of Connecticut (University of Connecticut) Series 2026-B 3.83%, 03/23/2027	$3,000	2,994,521

Other – 0.6%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 3.97%, 06/30/2028(a)(c)	2,995	2,995,000

Total Short-Term Municipal Notes (cost $5,995,000)		5,989,521

Total Short-Term Investments (cost $60,842,612)		60,837,133

Total Investments – 99.5% (cost $489,470,731)		488,670,445
Other assets less liabilities – 0.5%		2,267,643

Net Assets – 100.0%		$490,938,088

ABFunds.com	AB Corporate Shares 213

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note C)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	60,000	06/06/2027	1 Day SOFR	3.663%	Annual	$(227,048)	$	– 0	–	$(227,048)
USD	30,000	08/28/2027	1 Day SOFR	3.436%	Annual	(210,893)		– 0	–	(210,893)
USD	20,700	06/06/2030	3.591%	1 Day SOFR	Annual	154,825		– 0	–	154,825
USD	11,000	08/28/2030	3.395%	1 Day SOFR	Annual	169,881		– 0	–	169,881

						$(113,235)	$	– 0	–	$(113,235)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $37,635,615 or 7.7% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.22% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust
Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	$1,821,752	$1,104,857	0.22%

(f)	Fair valued by the Adviser.

(g)	Defaulted.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	Affiliated investments.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

214 AB Corporate Shares	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026

	AB Corporate Income Shares		AB Impact Municipal Income Shares		AB Municipal Income Shares
Assets
Investments in securities, at value
Unaffiliated issuers (cost $150,893,771, $620,196,111 and $18,580,040,578, respectively)	$150,242,252		$603,383,190		$18,193,039,542
Affiliated issuers (cost $0, $0 and $500,870,452, respectively)	– 0	–	– 0	–	500,870,452
Cash	1,512,152		551,064		19,208
Cash collateral due from broker	672,600		1,541,806		65,579,063
Interest receivable	1,889,043		9,289,076		265,591,949
Receivable for investment securities sold	1,614,890		– 0	–	21,874,640
Receivable for variation margin on futures	34,211		– 0	–	– 0	–
Receivable for shares of beneficial interest sold	– 0	–	70,698		11,888,863
Affiliated dividends receivable	– 0	–	4,026		430,910
Unrealized appreciation on interest rate swaps	– 0	–	136,422		5,242,241
Receivable due from Adviser	– 0	–	231		24,473
Receivable for variation margin on centrally cleared swaps	– 0	–	60,757		2,477,022

Total assets	155,965,148		615,037,270		19,067,038,363

Liabilities
Cash collateral due to broker	– 0	–	– 0	–	4,686,000
Payable for investment securities purchased	1,561,303		1,035,000		349,133,708
Dividends payable	650,162		2,439,828		71,174,781
Payable for shares of beneficial interest redeemed	520,183		232,172		4,907,754
Foreign capital gains tax payable	4,996		– 0	–	– 0	–
Payable for floating rate notes issued(a)	– 0	–	– 0	–	1,221,335,000
Unrealized depreciation on interest rate swaps	– 0	–	119,501		1,060,766
Accrued expenses	– 0	–	– 0	–	3,742,657

Total liabilities	2,736,644		3,826,501		1,656,040,666

Net Assets	$153,228,504		$611,210,769		$17,410,997,697

Composition of Net Assets
Shares of beneficial interest, at par	$155		$631		$15,650
Additional paid-in capital	190,803,649		648,081,395		17,782,378,749
Accumulated loss	(37,575,300)		(36,871,257)		(371,396,702)

Net Assets	$153,228,504		$611,210,769		$17,410,997,697

Net Asset Value Per Share—unlimited Shares of beneficial interest authorized, $.00001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Corporate Income Shares	$153,228,504	15,512,492	$9.88

AB Impact Municipal Income Shares	$611,210,769	63,052,510	$9.69

AB Municipal Income Shares	$17,410,997,697	1,565,037,742	$11.12

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note H).

See notes to financial statements.

ABFunds.com	AB Corporate Shares 215

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Municipal Income Shares C		AB Municipal Income Shares N		AB Taxable Multi-Sector Income Shares
Assets
Investments in securities, at value
Unaffiliated issuers (cost $466,012,729, $382,875,611 and $434,623,119, respectively)	$464,761,240		$382,013,198		$433,822,833
Affiliated issuers (cost $36,481,908, $45,954,120 and $54,847,612, respectively)	36,481,908		45,954,120		54,847,612
Cash	4,891,278		– 0	–	500
Cash collateral due from broker	1,725,925		2,224,464		436,226
Due from broker	122,222		– 0	–	– 0	–
Interest receivable	6,703,589		4,635,348		4,347,440
Receivable for variation margin on centrally cleared swaps	166,278		220,166		25,909
Affiliated dividends receivable	158,968		138,768		157,948
Receivable for shares of beneficial interest sold	48,875		138,540		357,531
Receivable due from Adviser	9,199		7,971		9,069
Receivable for investment securities sold	– 0	–	100,000		365,000

Total assets	515,069,482		435,432,575		494,370,068

Liabilities
Due to custodian	– 0	–	136,659		– 0	–
Payable for investment securities purchased	14,861,508		28,669,532		– 0	–
Payable for floating rate notes issued(a)	14,000,000		3,200,000		– 0	–
Dividends payable	1,162,716		984,165		1,746,417
Payable for terminated centrally cleared interest rate swaps	38,386		69,916		– 0	–
Unrealized depreciation on interest rate swaps	16,780		11,187		– 0	–
Payable for shares of beneficial interest redeemed	– 0	–	– 0	–	1,685,563
Accrued expenses	446		– 0	–	– 0	–

Total liabilities	30,079,836		33,071,459		3,431,980

Net Assets	$484,989,646		$402,361,116		$490,938,088

Composition of Net Assets
Shares of beneficial interest, at par	$494		$408		$500
Additional paid-in capital	486,739,321		403,648,097		492,367,736
Accumulated loss	(1,750,169)		(1,287,389)		(1,430,148)

Net Assets	$484,989,646		$402,361,116		$490,938,088

Net Asset Value Per Share—unlimited Shares of beneficial interest authorized, $.00001 par value

	Net Assets	Shares Outstanding	Net Asset Value

AB Municipal Income Shares C	$484,989,646	49,360,543	$9.83

AB Municipal Income Shares N	$402,361,116	40,834,785	$9.85

AB Taxable Multi-Sector Income Shares	$490,938,088	49,968,333	$9.82

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note H).

See notes to financial statements.

216 AB Corporate Shares	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended April 30, 2026

	AB Corporate Income Shares		AB Impact Municipal Income Shares		AB Municipal Income Shares
Investment Income
Interest	$8,631,277		$26,147,085		$823,777,015
Dividends—Affiliated Issuers	– 0	–	208,605		10,372,517
Other income(a)	2,628		10,440		576,097

Total income	$8,633,905		$26,366,130		$834,725,629

Expenses
Interest and investment expense	– 0	–	– 0	–	29,976,135

Total expenses	– 0	–	– 0	–	29,976,135
Net investment income	8,633,905		26,366,130		804,749,494

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,814,514		(8,566,722)		(85,943,446)
Futures	503,267		– 0	–	– 0	–
Swaps	– 0	–	2,778,283		93,046,298
Net change in unrealized appreciation (depreciation) of:
Investments	(128,371)		22,394,243		335,727,886
Futures	(686,659)		– 0	–	– 0	–
Swaps	– 0	–	(3,109,234)		(109,058,287)

Net gain on investment transactions	1,502,751		13,496,570		233,772,451
Contributions from Affiliates (see Note B)	– 0	–	23,203		– 0	–

Net Increase in Net Assets from Operations	$10,136,656		$39,885,903		$1,038,521,945

(a)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

ABFunds.com	AB Corporate Shares 217

STATEMENT OF OPERATIONS (continued)

AB Municipal Income Shares C(a)	AB Municipal Income Shares N(a)	AB Taxable Multi-Sector Income Shares
Investment Income
Interest	$1,442,643	$1,189,939	$18,598,307
Dividends—Affiliated Issuers	211,190	214,230	2,464,170
Other income(b)	12,176	12,428	188,228

Total income	$1,666,009	$1,416,597	$21,250,705

Expenses
Interest and investment expense	67,826	22,511	– 0	–

Total expenses	67,826	22,511	– 0	–
Net investment income	1,598,183	1,394,086	21,250,705

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(75,494)	(7,914)	1,495,154
Swaps	(247,914)	(172,563)	(17,437)
(depreciation) of:
Investments	(1,251,489)	(862,413)	(2,546,975)
Swaps	(170,258)	(243,841)	(113,235)

Net loss on investment transactions	(1,745,155)	(1,286,731)	(1,182,493)
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	58,863

Net Increase (Decrease) in Net Assets from Operations	$(146,972)	$107,355	$20,127,075

(a)	For the period from February 2, 2026 (commencement of operations) to April 30, 2026.

(b)	Other income includes a reimbursement for investment in affiliated issuer (see Note B).

See notes to financial statements.

218 AB Corporate Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Corporate Income Shares				AB Impact Municipal Income Shares
	Year Ended April 30, 2026		Year Ended April 30, 2025		Year Ended April 30, 2026	Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,633,905		$10,524,515		$26,366,130	$23,162,317
Net realized gain (loss) on investment transactions	2,317,781		346,594		(5,788,439)	(5,489,852)
Net change in unrealized appreciation (depreciation) of investments	(815,030)		5,908,374		19,285,009	1,124,777
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	23,203	– 0	–

Net increase in net assets from operations	10,136,656		16,779,483		39,885,903	18,797,242
Distributions to Shareholders	(8,661,200)		(10,544,631)		(26,513,580)	(22,805,776)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(17,327,012)		(52,731,602)		(13,377,851)	43,820,716

Total increase (decrease)	(15,851,556)		(46,496,750)		(5,528)	39,812,182
Net Assets
Beginning of period	169,080,060		215,576,810		611,216,297	571,404,115

End of period	$153,228,504		$169,080,060		$611,210,769	$611,216,297

See notes to financial statements.

ABFunds.com	AB Corporate Shares 219

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Municipal Income Shares			AB Municipal Income Shares C
	Year Ended April 30, 2026		Year Ended April 30, 2025	February 2, 2026(a) to April 30, 2026
Increase (Decrease) in Net Assets from Operations
Net investment income	$804,749,494		$634,260,750	$1,598,183
Net realized gain (loss) on investment transactions	7,102,852		(94,297,145)	(323,408)
Net change in unrealized appreciation (depreciation) of investments	226,669,599		97,661,463	(1,421,747)
Contributions from Affiliates (see Note B)	– 0	–	837	– 0	–

Net increase (decrease) in net assets from operations	1,038,521,945		637,625,905	(146,972)
Distributions to Shareholders	(802,597,969)		(612,346,997)	(1,603,197)
Transactions in Shares of Beneficial Interest
Net increase	2,278,513,012		2,734,152,833	486,739,815

Total increase	2,514,436,988		2,759,431,741	484,989,646
Net Assets
Beginning of period	14,896,560,709		12,137,128,968	– 0	–

End of period	$17,410,997,697		$14,896,560,709	$484,989,646

(a)	Commencement of operations.

See notes to financial statements.

220 AB Corporate Shares	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Municipal Income Shares N		AB Taxable Multi-Sector Income Shares
	February 2, 2026(a) to April 30, 2026		Year Ended April 30, 2026	Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,394,086		$21,250,705	$19,814,790
Net realized gain (loss) on investment transactions	(180,477)		1,477,717	1,806,769
Net change in unrealized appreciation (depreciation) of investments	(1,106,254)		(2,660,210)	7,061,764
Contributions from Affiliates (see Note B)	– 0	–	58,863	– 0	–

Net increase in net assets from operations	107,355		20,127,075	28,683,323
Distributions to Shareholders	(1,394,744)		(21,051,213)	(19,676,455)
Transactions in Shares of Beneficial Interest
Net increase	403,648,505		42,833,453	38,677,428

Total increase	402,361,116		41,909,315	47,684,296
Net Assets
Beginning of period	– 0	–	449,028,773	401,344,477

End of period	$402,361,116		$490,938,088	$449,028,773

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Corporate Shares 221

NOTES TO FINANCIAL STATEMENTS

April 30, 2026

NOTE A

Significant Accounting Policies

AB Corporate Shares (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust, which is a Massachusetts Business Trust, operates as a “series” company currently offering six separate portfolios: AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C, AB Municipal Income Shares N and AB Taxable Multi-Sector Income Shares (hereafter collectively referred to as the “Funds” and each individually a “Fund”). AB Corporate Income Shares, AB Impact Municipal Shares, AB Municipal Income Shares and AB Taxable Multi-Sector Income Shares are diversified portfolios, AB Municipal Income Shares C and AB Municipal Income Shares N are non-diversified portfolios. AB Municipal Income Shares C and AB Municipal Income Shares N commenced investment operations on February 2, 2026. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Shares of the Funds are offered exclusively to holders of accounts established under wrap fee programs sponsored and maintained by certain registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”). The Funds’ shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Adviser serves as the Funds’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the pre-

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NOTES TO FINANCIAL STATEMENTS (continued)

vious day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at closing net assets value per share, while exchange-traded funds are valued at closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Funds generally value many

ABFunds.com	AB Corporate Shares 223

NOTES TO FINANCIAL STATEMENTS (continued)

of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices.

224 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2026:

AB Corporate Income Shares

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates — Investment Grade	$	– 0	–	$147,886,730		$	– 0	–	$147,886,730
Governments — Sovereign Bonds		– 0	–	957,031			– 0	–	957,031
Corporates — Non-Investment Grade		– 0	–	948,616			– 0	–	948,616
Quasi-Sovereigns		– 0	–	449,875			– 0	–	449,875

Total Investments in Securities		– 0	–	150,242,252			– 0	–	150,242,252
Other Financial Instruments(a):
Assets:
Futures		93,771		– 0	–		– 0	–	93,771	(b)
Liabilities:
Futures		(901,320)		– 0	–		– 0	–	(901,320	)(b)

Total		$(807,549)		$150,242,252		$	– 0	–	$149,434,703

AB Impact Municipal Income Shares

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$601,322,053	$2,061,137		$603,383,190

Total Investments in Securities		– 0	–	601,322,053	2,061,137		603,383,190
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	794,987	– 0	–	794,987	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	647,825	– 0	–	647,825	(b)
Interest Rate Swaps		– 0	–	136,422	– 0	–	136,422
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(571,930)	– 0	–	(571,930	)(b)
Interest Rate Swaps		– 0	–	(119,501)	– 0	–	(119,501)

Total	$	– 0	–	$602,209,856	$2,061,137		$604,270,993

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Municipal Income Shares

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$18,011,933,314		$19,370,779	(c)	$18,031,304,093
Short-Term Municipal Notes		– 0	–	151,423,952		49	(c)	151,424,001
Commercial Mortgage-Backed Securities		– 0	–	8,007,488		– 0	–	8,007,488
Warrants		– 0	–	– 0	–	1,336,116		1,336,116
Preferred Stocks		– 0	–	– 0	–	962,750		962,750
Corporates — Non-Investment Grade		– 0	–	– 0	–	5,094		5,094
Short-Term Investments		500,870,452		– 0	–	– 0	–	500,870,452

Total Investments in Securities		500,870,452		18,171,364,754		21,674,788	(c)	18,693,909,994
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	135,404,470		– 0	–	135,404,470	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	42,555,245		– 0	–	42,555,245	(b)
Interest Rate Swaps		– 0	–	5,242,241		– 0	–	5,242,241
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(21,424,833)		– 0	–	(21,424,833	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(35,239,100)		– 0	–	(35,239,100	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(13,371,603)		– 0	–	(13,371,603	)(b)
Interest Rate Swaps		– 0	–	(1,060,766)		– 0	–	(1,060,766)

Total		$500,870,452		$18,283,470,408		$21,674,788	(c)	$18,806,015,648

AB Municipal Income Shares C

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$451,846,626		$	– 0	–	$451,846,626
Short-Term Municipal Notes		– 0	–	11,054,570			– 0	–	11,054,570
Commercial Mortgage-Backed Securities		– 0	–	1,860,044			– 0	–	1,860,044
Short-Term Investments		36,481,908		– 0	–		– 0	–	36,481,908

Total Investments in Securities		36,481,908		464,761,240			– 0	–	501,243,148
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	425,641			– 0	–	425,641	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	810,044			– 0	–	810,044	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(1,389,163)			– 0	–	(1,389,163	)(b)
Interest Rate Swaps		– 0	–	(16,780)			– 0	–	(16,780)

Total		$36,481,908		$464,590,982		$	– 0	–	$501,072,890

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Municipal Income Shares N

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$355,557,903	$	– 0	–	$355,557,903
Short-Term Municipal Notes		– 0	–	26,455,295		– 0	–	26,455,295
Short-Term Investments		45,954,120		—0—		– 0	–	45,954,120

Total Investments in Securities		45,954,120		382,013,198		– 0	–	427,967,318
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	366,320		– 0	–	366,320	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	569,822		– 0	–	569,822	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(1,168,796)		– 0	–	(1,168,796	)(b)
Interest Rate Swaps		– 0	–	(11,187)		– 0	–	(11,187)

Total		$45,954,120		$381,769,357	$	– 0	–	$427,723,477

AB Taxable Multi-Sector Income Shares

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates — Investment Grade	$	– 0	–	$346,242,706		$	– 0	–	$346,242,706
Local Governments — US Municipal Bonds		– 0	–	45,270,762			– 0	–	45,270,762
Collateralized Mortgage Obligations		– 0	–	16,145,779			– 0	–	16,145,779
Commercial Mortgage-Backed Securities		– 0	–	8,223,858			– 0	–	8,223,858
Asset-Backed Securities		– 0	–	7,093,216			1,104,857		8,198,073
Corporates — Non-Investment Grade		– 0	–	3,752,134			– 0	–	3,752,134
Short-Term Investments:
Investment Companies		54,847,612		– 0	–		– 0	–	54,847,612
Short-Term Municipal Notes		– 0	–	5,989,521			– 0	–	5,989,521

Total Investments in Securities		54,847,612		432,717,976			1,104,857		488,670,445
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	324,706			– 0	–	324,706	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(437,941)			– 0	–	(437,941	)(b)

Total		$54,847,612		$432,604,741			$1,104,857		$488,557,210

AB Municipal Income Shares N, AB Municipal Income Shares C and AB Municipal Income Shares hold liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Funds’ liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Fund held securities with zero market value at period end.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Funds amortize premiums and accretes discounts as adjustments to interest income. The Funds account for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Trust Allocations

Expenses of the Trust are charged proportionately to the Funds or based on other appropriate methods.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

Each Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

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NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ President is the CODM. The CODM monitors the operating results of each Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Funds pay no advisory fee to the Adviser and the Adviser reimburses or pays for the Funds’ operating expenses. Each Fund is an integral part of separately managed accounts in wrap fee programs and other investment programs. Typically, participants in these programs pay a fee to their investment adviser for all costs and expenses of each separately managed account, including costs and expenses associated with the Fund, and a fee is paid by their investment adviser to the Adviser. In certain cases, participants may have a direct relationship with the Adviser without the involvement of a third party investment adviser, in which case the participant would pay a fee directly to the Adviser. The Adviser serves as investment manager and adviser of each Fund and continuously furnishes an investment program for each Fund and manages, supervises and conducts the affairs of the Fund, subject to the supervisions of the Funds’ Board. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of each Fund for, office space, facilities and equipment, services of executive and other personnel of each Fund and certain administrative services.

The Funds have entered into a distribution agreement with AllianceBernstein Investments, Inc., the Funds’ principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Funds’ shares, which are sold at their net asset value without any sales charge. The Funds do not pay a fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Funds’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of shares and disburses dividends and other distributions to shareholders. The Funds do not pay a fee for this service.

The Funds may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser

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has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Funds in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense.

For the year ended April 30, 2026, such waivers amounted to:

AB Government Money Market Portfolio	Amount
AB Corporate Income Shares	$	– 0	–
AB Impact Municipal Income Shares		10,440
AB Municipal Income Shares		561,722
AB Municipal Income Shares C		12,176
AB Municipal Income Shares N		12,428
AB Taxable Multi-Sector Income Shares		129,364

A summary of the Funds’ transactions in AB mutual funds for the year ended April 30, 2026 is as follows:

Fund	Market Value 4/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)			Dividend Income (000)
AB Impact Municipal Income Shares	$11,826		$133,949	$145,775	$	– 0	–	$209
AB Municipal Income Shares	187,362		4,769,754	4,456,246		500,870		10,373
AB Municipal Income Shares C	– 0	–	348,690	312,208		36,482		211
AB Municipal Income Shares N	– 0	–	307,571	261,617		45,954		214
AB Taxable Multi-Sector Income Shares	47,983		213,682	206,817		54,848		2,464

During the year ended April 30, 2026 and the year ended April 30, 2025, the Adviser reimbursed AB Impact Municipal Income Shares $23,203 and $0, AB Municipal Income Shares $0 and $837, and AB Taxable Multi-Sector Income Shares $58,863 and $0, respectively, for trading losses incurred due to trade entry errors.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2026 were as follows:

	Purchases				Sales
Fund	Investment securities (excluding U.S. government securities)	U.S. government securities			Investment securities (excluding U.S. government securities)	U.S. government securities
AB Corporate Income Shares	$317,336,867	$	– 0	–	$336,775,691	$	– 0	–
AB Impact Municipal Income Shares	194,936,161		– 0	–	189,559,368		– 0	–
AB Municipal Income Shares	6,642,375,000		– 0	–	3,653,765,083		– 0	–
AB Municipal Income Shares C	462,819,628		– 0	–	10,175,164		– 0	–
AB Municipal Income Shares N	350,996,163		– 0	–	980,284		– 0	–
AB Taxable Multi-Sector Income Shares	286,890,562		11,100,000		233,265,633		42,944

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net unrealized depreciation
Fund	Cost	Appreciation	Depreciation
AB Corporate Income Shares	$150,958,693	$1,983,176	$(2,699,617)	$(716,441)
AB Impact Municipal Income Shares	620,196,111	8,279,861	(24,220,716)	(15,940,855)
AB Municipal Income Shares	17,892,652,612	525,850,460	(827,381,493)	(301,531,033)
AB Municipal Income Shares C	488,558,529	2,289,960	(3,777,502)	(1,487,542)
AB Municipal Income Shares N	425,693,559	1,736,702	(2,904,667)	(1,167,965)
AB Taxable Multi-Sector Income Shares	489,512,691	1,631,078	(2,426,146)	(795,068)

1. Derivative Financial Instruments

Each Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Funds, as well as the methods in which they may be used are:

•	Futures

AB Corporate Income Shares and AB Taxable Multi-Sector Income Shares may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. Each Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, each Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies.

At the time a Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended April 30, 2026, the AB Corporate Income Shares held futures for hedging purposes.

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•	Swaps

Each Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or inflation. Each Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Funds in accordance with the terms of the respective swaps to provide value and recourse to the Funds or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in

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NOTES TO FINANCIAL STATEMENTS (continued)

basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Funds enter into a centrally cleared swap, each Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Funds agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended April 30, 2026, the AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C and AB Municipal Income Shares N held inflation (CPI) swaps for hedging purposes.

Interest Rate Swaps:

Each Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain their ability to generate income at prevailing market rates, the Funds may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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In addition, the Funds may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended April 30, 2026, the AB Taxable Multi-Sector Income Shares held interest rate swaps for hedging purposes. AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C and AB Municipal Income Shares N held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

Each Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Funds’ may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be

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NOTES TO FINANCIAL STATEMENTS (continued)

less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended April 30, 2026, the AB Municipal Income Shares held credit default swaps for hedging purposes.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with their OTC derivative contract counterparties in order to, among other things, reduce their credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied.

The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are triggered, the Funds’ OTC counterparty has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended April 30, 2026, the Funds had entered into the following derivatives:

AB Corporate Income Shares

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on futures	$93,771	*	Payable for variation margin on futures	$901,320	*

Total		$93,771			$901,320

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.
This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$503,267	$(686,659)

Total		$503,267	$(686,659)

AB Impact Municipal Income Shares

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,442,812	*	Payable for variation margin on centrally cleared swaps	$571,930	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	136,422		Unrealized depreciation on interest rate swaps	119,501

Total		$1,579,234			$691,431

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$2,778,283	$(3,109,234)

Total		$2,778,283	$(3,109,234)

AB Municipal Income Shares

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$10,764,669	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$178,022,555	*	Payable for variation margin on centrally cleared swaps	48,610,703	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	5,242,241		Unrealized depreciation on interest rate swaps	1,060,766

Total		$183,264,796			$60,436,138

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$4,109,251	$(10,764,669)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	88,937,047	(98,293,618)

Total		$93,046,298	$(109,058,287)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Municipal Income Shares C

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,235,685	*	Payable for variation margin on centrally cleared swaps	$1,389,163	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	16,780

Total		$1,235,685			$1,405,943

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(247,914)	$(170,258)

Total		$(247,914)	$(170,258)

AB Municipal Income Shares N

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$936,142	*	Payable for variation margin on centrally cleared swaps	$1,168,796	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	11,187

Total		$936,142			$1,179,983

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(172,563)	$(243,841)

Total		$(172,563)	$(243,841)

AB Taxable Multi-Sector Income Shares

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$324,706	*	Payable for variation margin on centrally cleared swaps	$437,941	*

Total		$324,706			$437,941

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(17,437)	$(113,235)

Total		$(17,437)	$(113,235)

The following table represents the average of the outstanding month end derivative positions calculated for the year ended April 30, 2026:

AB Corporate Income Shares

Futures:
Average notional amount of buy contracts	$23,273,408
Average notional amount of sale contracts	$18,073,713

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AB Impact Municipal Income Shares

Interest Rate Swaps:
Average notional amount	$5,615,385
Centrally Cleared Interest Rate Swaps:
Average notional amount	$85,987,000
Centrally Cleared Inflation Swaps:
Average notional amount	$168,676,923

AB Municipal Income Shares

Interest Rate Swaps:
Average notional amount	$157,917,692
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,638,350,231
Centrally Cleared Inflation Swaps:
Average notional amount	$5,270,538,462
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$277,073,333	(a)

(a)	Positions were open for six months during the year.

AB Municipal Income Shares C

Interest Rate Swaps:
Average notional amount	$3,000,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$107,286,667	(b)
Centrally Cleared Inflation Swaps:
Average notional amount	$20,566,667	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for three months during the period.

AB Municipal Income Shares N

Interest Rate Swaps:
Average notional amount	$2,000,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$136,280,000	(b)
Centrally Cleared Inflation Swaps:
Average notional amount	$17,766,667	(c)

(a)	Positions were open for one month during the period.

(b)	Positions were open for two months during the period.

(c)	Positions were open for three months during the period.

AB Taxable Multi-Sector Income Shares

Centrally Cleared Interest Rate Swaps:
Average notional amount	$116,981,818	(a)

(a)	Positions were open for eleven months during the year.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

ABFunds.com	AB Corporate Shares 241

NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Funds as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Impact Municipal Income Shares

Counterparty	Derivative Assets Subject To a MA		Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank NA	$63,781		$(63,781)		$	– 0	–	$	– 0	–	$ – 0	–
Morgan Stanley Bank NA	72,641		– 0	–		– 0	–		– 0	–	72,641

Total	$136,422		$(63,781)		$	– 0	–	$	– 0	–	$72,641	^

Counterparty	Derivative Liabilities Subject To a MA		Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Deriviatives Liabilities
JPMorgan Chase Bank NA	$119,501		$(63,781)		$	– 0	–	$	– 0	–	$55,720
Morgan Stanley Bank NA	– 0	–	– 0	–		– 0	–		– 0	–	– 0	–

Total	$119,501		$(63,781)		$	– 0	–	$	– 0	–	$55,720	^

AB Municipal Income Shares

Counterparty	Derivative Assets Subject To a MA		Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$1,357,972		$(344,877)			$(1,013,095)		$	– 0	–	$	– 0	–
Citibank NA	2,647,609		– 0	–		(2,647,609)			– 0	–		– 0	–
JPMorgan Chase Bank NA	510,246		(510,246)			– 0	–		– 0	–		– 0	–
Morgan Stanley Bank NA	726,414		– 0	–		(726,414)			– 0	–		– 0	–
Royal Bank of Canada	– 0	–	– 0	–		– 0	–		– 0	–		– 0	–

Total	$5,242,241		$(855,123)			$(4,387,118)		$	– 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject To a MA		Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Deriviatives Liabilities
Bank of America NA	$344,877		$(344,877)		$	– 0	–	$	– 0	–	$	– 0	–
Citibank NA	– 0	–	– 0	–		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank NA	597,506		(510,246)			– 0	–		– 0	–		87,260
Morgan Stanley Bank NA	– 0	–	– 0	–		– 0	–		– 0	–		– 0	–
Royal Bank of Canada	118,382		– 0	–		– 0	–		– 0	–		118,382

Total	$1,060,765		$(855,123)		$	– 0	–	$	– 0	–		$205,642	^

242 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Municipal Income Shares C

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Deriviatives Liabilities
JPMorgan Chase Bank NA	$16,780	$	– 0	–	$	– 0	–	$	– 0	–	$16,780

Total	$16,780	$	– 0	–	$	– 0	–	$	– 0	–	$16,780	^

AB Municipal Income Shares N

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Deriviatives Liabilities
JPMorgan Chase Bank NA	$11,187	$	– 0	–	$	– 0	–	$	– 0	–	$11,187

Total	$11,187	$	– 0	–	$	– 0	–	$	– 0	–	$11,187	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Funds may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Funds may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Funds may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Funds may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	AB Corporate Income Shares
	Shares		Amount
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025

Shares sold	4,935,428	3,786,490	$49,085,492	$37,166,451

Shares redeemed	(6,670,228)	(9,147,796)	(66,412,504)	(89,898,053)

Net decrease	(1,734,800)	(5,361,306)	$(17,327,012)	$(52,731,602)

ABFunds.com	AB Corporate Shares 243

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Impact Municipal Income Shares
	Shares		Amount
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025

Shares sold	8,999,454	13,283,131	$85,531,380	$129,496,613

Shares redeemed	(10,325,559)	(8,783,984)	(98,909,231)	(85,675,897)

Net decrease	(1,326,105)	4,499,147	$(13,377,851)	$43,820,716

	AB Municipal Income Shares
	Shares		Amount
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025

Shares sold	514,753,089	436,539,505	$5,692,085,660	$4,893,605,949

Shares redeemed	(308,270,283)	(193,211,087)	(3,413,572,648)	(2,159,453,116)

Net increase	206,482,806	243,328,418	$2,278,513,012	$2,734,152,833

	AB Municipal Income Shares C
	Shares	Amount
	February 2, 2026(a) to April 30, 2026	February 2, 2026(a) to April 30, 2026

Shares sold	52,898,061	$522,208,482

Shares redeemed	(3,537,518)	(35,468,667)

Net increase	49,360,543	$486,739,815

(a)	Commencement of operations.

	AB Municipal Income Shares N
	Shares	Amount
	February 2, 2026(a) to April 30, 2026	February 2, 2026(a) to April 30, 2026

Shares sold	44,302,749	$438,366,053

Shares redeemed	(3,467,964)	(34,717,548)

Net increase	40,834,785	$403,648,505

(a)	Commencement of operations.

	AB Taxable Multi-Sector Income Shares
	Shares		Amount
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025

Shares sold	20,018,701	15,578,493	$197,402,324	$152,361,234

Shares redeemed	(15,679,769)	(11,623,597)	(154,568,871)	(113,683,806)

Net increase	4,338,932	3,954,896	$42,833,453	$38,677,428

244 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Risks Involved in Investing in the Funds

Market Risk—The value of a Fund’s assets will fluctuate as the bond market fluctuates. The value of a Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

ESG Risk—With respect to AB Impact Municipal Income Shares, applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. During periods of very low or negative interest rates, the Funds’ returns may be adversely affected, including to such an extent that the Funds may be unable to maintain positive returns. A Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent tightening of the U.S. Federal Reserve’s monetary policy, which has caused the Federal Reserve to increase short-term rates in an effort to address rising inflation.

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NOTES TO FINANCIAL STATEMENTS (continued)

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Funds invest more of its assets in a particular state’s municipal securities, the Funds may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Funds’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Funds’ assets can decline as can the value of the Funds’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Funds borrow money or otherwise leverages its investments, their performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ investments. The Funds may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other

246 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

types of derivative instruments by the Funds, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Funds than if the Funds were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Tax Risk—There is no guarantee that all of the Funds’ income will remain exempt from U.S. federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the U.S. federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Funds by increasing taxes on that income. In such event, the Funds’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Funds or seek higher yields to offset the potential loss of the tax deduction. As a result, the Funds would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Funds’ yield. The U.S. federal income tax treatment of payments in respect of certain derivative contracts is unclear.

Non-Diversification Risk—AB Municipal Income Shares C and AB Municipal Income Shares N may have more risk because the Funds are “non-diversified,” meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV than on the NAV of a diversified fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay

ABFunds.com	AB Corporate Shares 247

NOTES TO FINANCIAL STATEMENTS (continued)

principal sooner than expected, exposing the Funds to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Sector Risk—The Funds may have more risk because they may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Funds’ investments.

Illiquid Investments Risk— Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Funds from selling such investments at an advantageous price. The Funds are subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Funds. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Funds to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Funds.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Funds are subject to management risk because they are an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

248 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Funds, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Funds did not utilize the Facility during the year ended April 30, 2026.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the tax years ended April 30, 2026 and April 30, 2025 were as follows:

AB Corporate Income Shares	2026	2025
Distributions paid from:
Ordinary income	$8,661,200	$10,544,631

Total distributions paid	8,661,200	$10,544,631

AB Impact Municipal Income Shares	2026	2025
Distributions paid from:
Ordinary income	$795,215	$1,433,694

Total taxable distributions	795,215	1,433,694
Tax-exempt distributions	25,718,365	21,372,082

Total distributions paid	$26,513,580	$22,805,776

AB Municipal Income Shares	2026	2025
Distributions paid from:
Ordinary income	$32,247,278	$28,158,739

Total taxable distributions	32,247,278	28,158,739
Tax exempt distributions	770,350,691	584,188,258

Total distributions paid	$802,597,969	$612,346,997

AB Municipal Income Shares C	2026	2025
Distributions paid from:
Ordinary income	$269,304	$	– 0	–

Total taxable distributions	269,304		– 0	–
Tax exempt distributions	1,333,893		– 0	–

Total distributions paid	$1,603,197	$	– 0	–

AB Municipal Income Shares N	2026	2025
Distributions paid from:
Ordinary income	$249,216	$	– 0	–

Total taxable distributions	249,216		– 0	–
Tax exempt distributions	1,145,528		– 0	–

Total distributions paid	$1,394,744	$	– 0	–

ABFunds.com	AB Corporate Shares 249

NOTES TO FINANCIAL STATEMENTS (continued)

AB Taxable Multi-Sector Income Shares	2026	2025
Distributions paid from:
Ordinary income	$21,051,213	$19,676,455

Total distributions paid	$21,051,213	$19,676,455

As of April 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Tax-Exempt Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Corporate Income Shares	$784,806		$	– 0	–	$(36,984,302)	$(720,646)	$(36,920,142)
AB Impact Municipal Income Shares	– 0	–		2,435,846		(20,926,420)	(15,940,855)	(34,431,429)
AB Municipal Income Shares	– 0	–		75,553,826		(109,175,543)	(266,600,205)	(300,221,922)
AB Municipal Income Shares C	– 0	–		1,161,967		(261,878)	(1,487,542)	(587,453)
AB Municipal Income Shares N	– 0	–		984,144		(151,474)	(1,135,894)	(303,224)
AB Taxable Multi-Sector Income Shares	1,852,964			– 0	–	(738,713)	(797,980)	316,271

(a)	These amounts represent 100% tax exempt Income.

(b)

At April 30, 2026, AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C, AB Municipal Income Shares N, and AB Taxable Multi-Sector Income Shares had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C, AB Municipal Income Shares N, and AB Taxable Multi-Sector Income Shares had net capital loss carryforwards of $36,984,302, $20,926,420, $109,175,543, $261,878, $151,474, and $738,713 respectively. During the fiscal year, AB Corporate Income Shares and AB Taxable Multi-Sector Income shares utilized $1,556,724 and $1,505,373, respectively of capital loss carry forwards to offset current year net realized gains.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to the accrual of foreign capital gains tax and dividends payable.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

250 AB Corporate Shares	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2026, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Fund	Short-Term Amount	Long-Term Amount
AB Corporate Income Shares	$9,142,034	$27,842,268
AB Impact Municipal Income Shares	9,664,109	11,262,311
AB Municipal Income Shares	109,175,543	– 0	–
AB Municipal Income Shares C	261,878	– 0	–
AB Municipal Income Shares N	151,474	– 0	–
AB Taxable Multi-Sector Income Shares	738,713	– 0	–

During the current fiscal year, AB Impact Municipal Income Shares and AB Taxable Multi-Sector Income Shares had permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated gain/loss or additional paid-in capital for AB Corporate Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C, and AB Municipal Income Shares N.

NOTE H

Floating Rate Notes Issued in Connection with Securities Held

AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C and AB Municipal Income Shares N may engage in tender option bond transactions in which the Funds may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, each Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Funds’ expense ratio. At April 30, 2026, the amount of Floating Rate Notes outstanding was

ABFunds.com	AB Corporate Shares 251

NOTES TO FINANCIAL STATEMENTS (continued)

$1,221,335,000, $14,000,000 and $3,200,000 for AB Municipal Income Shares, AB Municipal Income Shares C and AB Municipal Income Shares N, respectively. At April 30, 2026, the related interest rate ranged from 3.00% to 3.83%, 3.10% to 3.28% and 3.10% to 3.10% for AB Municipal Income Shares, AB Municipal Income Shares C and AB Municipal Income Shares N, respectively. For the year ended April 30, 2026, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Fund	Average Amount Outstanding	Weighted Average Interest Rate
AB Municipal Income Shares	$930,329,041	3.17%
AB Municipal Income Shares C	8,410,390	3.76
AB Municipal Income Shares N	3,200,000	4.86

Each Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Funds’ financial statements as a secured borrowing.

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Funds’ financial statements through this date.

252 AB Corporate Shares	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Corporate Income Shares
Year Ended April 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.80	$ 9.54	$ 9.83	$ 10.22	$ 11.82

Income From Investment Operations

Net investment income(a)	.50	.52	.51	.39	.33

Net realized and unrealized gain (loss) on investment transactions	.08	.26	(.29)	(.39)	(1.47)

Net increase (decrease) in net asset value from operations	.58	.78	.22	– 0	–	(1.14)

Less: Dividends and Distributions

Dividends from net investment income	(.50)	(.52)	(.51)	(.39)	(.34)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.12)

Total dividends and distributions	(.50)	(.52)	(.51)	(.39)	(.46)

Net asset value, end of period	$ 9.88	$ 9.80	$ 9.54	$ 9.83	$ 10.22

Total Return

Total investment return based on net asset value(b)	6.03%	8.29%	2.35%	.16%	(10.08)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$153,229	$169,080	$215,577	$183,236	$222,550

Ratio to average net assets of:

Net investment income	5.03%	5.27%	5.31%	3.94%	2.84%

Portfolio turnover rate	189%	139%	140%	85%	49%

See footnote summary on page 258.

ABFunds.com	AB Corporate Shares 253

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Impact Municipal Income Shares
Year Ended April 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.49	$ 9.54	$ 9.54	$ 9.76	$ 10.91

Income From Investment Operations

Net investment income(a)	.41	.38	.35	.31	.28

Net realized and unrealized gain (loss) on investment transactions	.20	(.06)	(.01)	(.20)	(1.16)

Contributions from affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.61	.32	.34	.11	(.88)

Less: Dividends

Dividends from net investment income	(.41)	(.37)	(.34)	(.33)	(.27)

Net asset value, end of period	$ 9.69	$ 9.49	$ 9.54	$ 9.54	$ 9.76

Total Return

Total investment return based on net asset value(b)	6.58%	3.35%	3.70%	1.20%	(8.23)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$611,211	$611,216	$571,404	$542,030	$516,931

Ratio to average net assets of:

Net investment income	4.27%	3.88%	3.73%	3.32%	2.59%

Portfolio turnover rate	31%	21%	15%	8%	13%

See footnote summary on page 258.

254 AB Corporate Shares	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Municipal Income Shares
Year Ended April 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.97	$ 10.88	$ 11.04	$ 11.36	$ 12.70

Income From Investment Operations

Net investment income(a)	.54	.51	.50	.45	.43

Net realized and unrealized gain (loss) on investment transactions	.15	.08	(.18)	(.30)	(1.35)

Contributions from affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.69	.59	.32	.15	(.92)

Less: Dividends

Dividends from net investment income	(.54)	(.50)	(.48)	(.47)	(.42)

Net asset value, end of period	$ 11.12	$ 10.97	$ 10.88	$ 11.04	$ 11.36

Total Return

Total investment return based on net asset value(b)	6.39	%(d)	5.39	%(d)	2.99	%(d)	1.44	%(d)	(7.52)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,410,998	$14,896,561	$12,137,129	$9,368,786	$7,305,688

Ratio to average net assets of:

Expenses(e)	.18%	.15%	.22%	.21%	.07%

Net investment income	4.86%	4.60%	4.65%	4.10%	3.38%

Portfolio turnover rate	21%	16%	17%	18%	6%

See footnote summary on page 258.

ABFunds.com	AB Corporate Shares 255

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Municipal Income Shares C
February 2, 2026(f) to April 30, 2026

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(a)	.10

Net realized and unrealized gain (loss) on investment transactions	(.16)

Net increase (decrease) in net asset value from operations	(.06)

Less: Dividends

Dividends from net investment income	(.11)

Net asset value, end of period	$ 9.83

Total Return

Total investment return based on net asset value(b)	(.65)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$484,990

Ratio to average net assets of:

Expenses(g)(h)	.18%

Net investment income(g)	4.34%

Portfolio turnover rate	5%

See footnote summary on page 258.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Municipal Income Shares N
February 2, 2026(f) to April 30, 2026

Net asset value, beginning of period	$ 10.00

Income From Investment Operations

Net investment income(a)	.10

Net realized and unrealized gain (loss) on investment transactions	(.15)

Net increase (decrease) in net asset value from operations	(.05)

Less: Dividends

Dividends from net investment income	(.10)

Net asset value, end of period	$ 9.85

Total Return

Total investment return based on net asset value(b)	(.46)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$402,361

Ratio to average net assets of:

Expenses(g)(h)	.07%

Net investment income(g)	4.35%

Portfolio turnover rate	1%

See footnote summary on page 258.

ABFunds.com	AB Corporate Shares 257

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Taxable Multi-Sector Income Shares
Year Ended April 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 9.84	$ 9.63	$ 9.57	$ 9.59	$ 10.04

Income From Investment Operations

Net investment income(a)	.44	.44	.39	.23	.10

Net realized and unrealized gain (loss) on investment transactions	(.02)	.21	.03	(.02)	(.39)

Contributions from affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.42	.65	.42	.21	(.29)

Less: Dividends and Distributions

Dividends from net investment income	(.44)	(.44)	(.36)	(.22)	(.12)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.01)	(.04)

Total dividends and distributions	(.44)	(.44)	(.36)	(.23)	(.16)

Net asset value, end of period	$ 9.82	$ 9.84	$ 9.63	$ 9.57	$ 9.59

Total Return

Total investment return based on net asset value(b)	4.36%	6.85%	4.41%	2.21%	(2.98)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$490,938	$449,029	$401,344	$371,863	$297,166

Ratio to average net assets of:

Net investment income	4.51%	4.51%	4.09%	2.44%	1.03%

Portfolio turnover rate	59%	67%	40%	56%	45%

(a)	Based on average shares outstanding.

(b)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	Amount is less than $.005.

(d)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(e)	The expense ratios, excluding interest expense are .00%, .00%, .00%, .00% and .00%, respectively.

(f)	Commencement of operations.

(g)	Annualized.

(h)	The expense ratio excluding interest expense is .00%.

See notes to financial statements.

258 AB Corporate Shares	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Corporate Shares

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Corporate Shares (the “Trust”) (comprising AB Corporate Income Shares, AB Impact Municipal Income Shares, AB Municipal Income Shares, AB Municipal Income Shares C, AB Municipal Income Shares N and AB Taxable Multi-Sector Income Shares (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising AB Corporate Shares at April 30, 2026, the results of their operations and changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising AB Corporate Shares	Statements of operations	Statements of changes in net assets	Financial highlights

AB Corporate Income Shares	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
AB Impact Municipal Income Shares
AB Municipal Income Shares
AB Taxable Multi-Sector Income Shares

AB Municipal Income Shares C	For the period from February 2, 2026 (commencement of operations) to April 30, 2026.
AB Municipal Income Shares N

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an

ABFunds.com	AB Corporate Shares 259

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 26, 2026

260 AB Corporate Shares	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

AB Corporate Income Shares

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $7,871,865 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 76.20% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

AB Impact Municipal Income Shares

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $490,409 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 32.83% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Corporate Shares 261

2026 FEDERAL TAX INFORMATION (continued)

AB Municipal Income Shares

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $23,182,568 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 43.22% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

AB Municipal Income Shares C

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $241,162 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 81.63% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

262 AB Corporate Shares	ABFunds.com

2026 FEDERAL TAX INFORMATION (continued)

AB Municipal Income Shares N

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $223,173 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 83.99% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

AB Taxable Multi-Sector Income Shares

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended April 30, 2026.

The Fund designates $19,285,389 of distributions paid during the fiscal year ended April 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 77.59% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Corporate Shares 263

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the

264 AB Corporate Shares	ABFunds.com

various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB Corporate Shares 265

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”), selected by the 15(c) service provider for the 1- and 3-year periods ended May 31, 2025, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

266 AB Corporate Shares	ABFunds.com

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Corporate Shares 267

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Impact Municipal Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory

268 AB Corporate Shares	ABFunds.com

fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the

ABFunds.com	AB Corporate Shares 269

Adviser in which the Fund invests. The directors noted that the Adviser is compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other

270 AB Corporate Shares	ABFunds.com

registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Corporate Shares 271

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee.

272 AB Corporate Shares	ABFunds.com

The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is compensated

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by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

274 AB Corporate Shares	ABFunds.com

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

ABFunds.com	AB Corporate Shares 275

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares C (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser would receive payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was

276 AB Corporate Shares	ABFunds.com

all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services To Be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services To Be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser would be compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser (zero) and information prepared by an independent service provider

ABFunds.com	AB Corporate Shares 277

(the “15(c) service provider”) concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser would be indirectly compensated by the Sponsors for its services to the Fund. While the Adviser’s fee arrangements with the Sponsors would vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund to be paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it would provide to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors would pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level would be the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund would not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio would be zero.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Income Shares N (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser would receive payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the

ABFunds.com	AB Corporate Shares 279

Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services To Be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services To Be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund. The directors noted that the Adviser would be compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser (zero) and information prepared by an independent service provider (the “15(c) service provider”) concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is

280 AB Corporate Shares	ABFunds.com

difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser would be indirectly compensated by the Sponsors for its services to the Fund. While the Adviser’s fee arrangements with the Sponsors would vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund to be paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it would provide to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors would pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level would be the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

The directors did not consider comparative expense information for the Fund because the Fund would not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio would be zero.

ABFunds.com	AB Corporate Shares 281

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Corporate Shares (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Taxable Multi-Sector Income Shares (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors noted that the Fund is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The directors also noted that no advisory fee is payable by the Fund, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AB Funds, and that the Adviser is responsible for payment of the Fund’s ordinary expenses. The directors noted that the Company acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The directors further noted that the Adviser receives payments from the wrap fee program sponsors (the “Sponsors”) that use the Fund as an investment vehicle for their clients.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

282 AB Corporate Shares	ABFunds.com

directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests. The directors noted that the Adviser is

ABFunds.com	AB Corporate Shares 283

compensated by the Sponsors. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Fund against a large group of similar funds (“peer universe”) selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors were cognizant that the Fund was neither designed nor offered as a standalone investment and was intended to serve solely as a component of certain separately managed accounts (“SMAs”). The Adviser had explained that this attribute made it difficult to select an appropriate benchmark for the Fund. At the directors’ request, the Adviser provided information showing the weighting of the Fund in a current SMA and the overall performance of the SMA versus its stated benchmark. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees

The directors considered the advisory fee rate payable by the Fund to the Adviser (zero) and information provided by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds.

The directors noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser is indirectly compensated by the Sponsors for its services to the Fund. The directors reviewed the fee arrangements between the Adviser and each of the current Sponsors and noted that such fees were negotiated on an arm’s length basis and were within the range of fees paid by wrap fee sponsors to other advisers of similar funds. While the Adviser’s fee arrangements with the Sponsors vary, the directors acknowledged the Adviser’s view that a portion of such fees (less the expenses of the Fund paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Fund (the “implied fee”) and that the Adviser believes that while the Sponsors pay the Adviser different fee rates, the rate of fee attributable to Fund management at the Fund level is the same for all Sponsors. The directors also considered the fee rate schedules used by other registered investment companies that invest in fixed income securities that are advised by the Adviser.

284 AB Corporate Shares	ABFunds.com

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors recognized that such information was of limited utility in light of the Fund’s unusual fee arrangement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors did not consider comparative expense information for the Fund because the Fund does not bear ordinary expenses.

Economies of Scale

The directors did not consider the extent to which fee levels in the Advisory Agreement for the Fund reflect economies of scale because the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund and the Fund’s expense ratio is zero. They did note, however, that the fee payable to the Adviser by the current Sponsors declines at a breakpoint based on either individual account sizes or on total assets managed by the Adviser for the Sponsor.

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NOTES

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NOTES

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NOTES

288 AB Corporate Shares	ABFunds.com

AB CORPORATE INCOME SHARES

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

COSH-0151-0426

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes - Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 29, 2026